UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2546

Fidelity Commonwealth Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	November 30, 2011

Item 1. Reports to Stockholders

Fidelity®

Nasdaq Composite® Index

Fund

Annual Report

November 30, 2011

Contents

Chairman's Message	(Click Here)	The Chairman's message to shareholders.
Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Nasdaq®, OMX®, NASDAQ OMX®, Nasdaq Composite®, and The Nasdaq Stock Market®, Inc. are registered trademarks of The NASDAQ OMX Group, Inc. (which with its Affiliates are the Corporations) and are licensed for use by Fidelity. The product has not been passed on by the Corporations as to its legality or suitability. The product is not issued, endorsed or sold by the Corporations. The Corporations make no warranties and bear no liability with respect to shares of the product.

Geode is a registered service mark of Geode Capital Management, LLC.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(Acting chairman's photo appears here)

Dear Shareholder:

The unusually high level of volatility that global equity markets have experienced since early August continued through the end of November. Most major indexes were unable to gain much traction during this time frame, as concern about the sovereign debt crisis in Europe continued to overshadow strong corporate earnings and better-than-expected economic news. High-grade bonds, meanwhile, fared slightly better amid periodic flights to quality. Financial markets are difficult to predict, of course, but you can help put the odds in your favor by following these time-tested investment principles.

One of the basic tenets is to invest according to your time horizon. For long-term investors, riding out the markets' inevitable ups and downs has proven much more effective than making decisions based on short-term developments. If your goal is approaching, you can also benefit from patience and restraint, rather than attempting to time the market. No matter your time horizon, missing only a few of the markets' best days can significantly diminish returns. Patience also affords the benefits of compounding - earning interest on additional income or reinvested dividends and capital gains. While staying the course doesn't eliminate risk, it can considerably lessen the negative impact of short-term downturns.

Asset allocation is another principle to manage risk. As you spread your portfolio among the asset classes, be sure to consider your time horizon, risk tolerance and investment objectives. Younger investors may be better served by emphasizing equities, which historically have been the best-performing asset class over time. Investors who are nearing a specific goal, such as retirement or sending a child to college, may choose to favor bonds and other investments that have tended to be more stable. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. After deciding on a suitable allocation strategy, make sure your portfolio is adequately diversified, with exposure to stocks of small-, mid- and large-cap companies in a range of sectors, for example. And today, more than ever, geographic diversification should be taken into account.

Lastly, investing a certain amount of money on a regular basis - a principle known as dollar-cost averaging - can help lower the average cost of your purchases, while also giving you the discipline to avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to learn more by visiting us on the Internet, dropping by one of our Investor Centers or calling us by phone. It is our privilege to provide the resources you need to choose investments that are right for you.

Sincerely,

(Acting chairman's signature appears here)

James C. Curvey
Acting Chairman

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended November 30, 2011	Past 1 year	Past 5 years	Life of fund A
Fidelity® Nasdaq Composite® Index Fund	5.74%	2.27%	5.17%

A From September 25, 2003.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Nasdaq Composite® Index Fund on September 25, 2003, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Nasdaq Composite Index performed over the same period.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Management's Discussion of Fund Performance

Market Recap: U.S. stocks overcame a sharp summer drop to post solid gains for the year ending November 30, 2011. Bullishness in the first half of the period gave way to a sudden reversal in July and August, as debate over the U.S. debt ceiling, a downgrade of the country's long-term sovereign credit rating and more debt woes in Europe led the S&P 500® Index to its worst calendar-quarter finish in almost three years. However, in October, a possible solution to the eurozone debt crisis and encouraging U.S. economic data fueled a rally that pushed the broad-based index up roughly 11%, its highest monthly return since December 1991. Although a Congressional stalemate over deficit reductions kept volatility alive in November, the S&P 500® finished the year up 7.83%, while the blue-chip Dow Jones Industrial AverageSM added 12.39% and the technology-heavy Nasdaq Composite® Index rose 5.93%. Within the S&P 500®, sector performance was mixed, with financials (-10%) struggling, while the defensive utilities (+20%) and consumer staples (+16%) segments fared best. Small and mid-sized stocks posted more-modest gains than their large-cap counterparts, with the Russell 2000® and Russell Midcap® indexes adding 2.75% and 5.39%, respectively. Uncertainty in Europe hurt foreign developed-markets stocks, as the MSCI® EAFE® (Europe, Australasia, Far East) Index fell 4.01%.

Comments from James Francis, Senior Portfolio Manager of the Geode Capital Management, LLC, investment management team for Fidelity® Nasdaq Composite® Index Fund: For the year ending November 30, 2011, the fund returned 5.74%, roughly in line with the Nasdaq index. Many of the fund's top individual contributors came from the technology sector - not surprising, given the group made up more than half the Nasdaq index on average. Consumer electronics and computer maker Apple, which topped the list, benefited from very strong sales. Semiconductor firm Intel saw better-than-expected sales growth, while Oracle rose on healthy profits. Other contributors included QUALCOMM, a maker of chips for mobile phones; Internet search leader Google; and, in health care, biotechnology stock Biogen Idec. In contrast, the biggest individual laggard was Canada's Research In Motion (RIM), maker of the BlackBerry® smartphone series. RIM faced myriad difficulties during the year - sharply lower U.S. sales, weaker-than-anticipated earnings and a big decline in market share. Shares of video rental company Netflix fared poorly, as the firm struggled to maintain customers after an unpopular price increase. Israeli generic drug manufacturer Teva Pharmaceuticals endured a challenging year, while Broadcom, a maker of chips for television set-top boxes, also hurt.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2011 to November 30, 2011).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense Ratio	Beginning Account Value June 1, 2011	Ending Account Value November 30, 2011	Expenses Paid During Period* June 1, 2011 to November 30, 2011
Actual	.35%	$ 1,000.00	$ 929.40	$ 1.69
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,023.31	$ 1.78

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Annual Report

1.Investment Changes (Unaudited)

Top Ten Stocks as of November 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	8.8	7.5
Microsoft Corp.	5.4	4.9
Oracle Corp.	4.0	4.0
Google, Inc. Class A	3.8	3.1
Intel Corp.	3.3	2.9
Cisco Systems, Inc.	2.6	2.2
QUALCOMM, Inc.	2.3	2.3
Amazon.com, Inc.	2.2	2.1
Amgen, Inc.	1.3	1.3
Comcast Corp. Class A	1.1	1.2
	34.8
Market Sectors as of November 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	51.5	51.2
Consumer Discretionary	16.1	16.0
Health Care	12.5	13.3
Financials	6.8	7.1
Industrials	4.8	5.2
Consumer Staples	2.4	2.3
Energy	1.7	1.8
Telecommunication Services	1.3	1.5
Materials	1.1	1.2
Utilities	0.1	0.1
Asset Allocation (% of fund's net assets)
To match the Nasdaq Composite Index, Fidelity Nasdaq Composite Index Fund seeks 100% investment exposure to stocks at all times.

Annual Report

2.Investments November 30, 2011

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value
CONSUMER DISCRETIONARY - 16.1%
Auto Components - 0.2%
Amerigon, Inc. (a)	2,088	$ 32,740
Ballard Power Systems, Inc. (a)(d)	6,442	8,463
China Automotive Systems, Inc. (a)(d)	2,230	8,563
China XD Plastics Co. Ltd. (a)	4,588	22,114
Dorman Products, Inc. (a)	1,370	52,992
Exide Technologies (a)	5,824	16,074
Federal-Mogul Corp. Class A (a)	7,489	109,339
Fuel Systems Solutions, Inc. (a)	1,416	25,205
Gentex Corp.	11,309	333,389
Motorcar Parts of America, Inc. (a)	1,158	8,604
Quantum Fuel Systems Technologies Worldwide, Inc. (a)	963	1,233
Shiloh Industries, Inc.	1,829	15,437
SORL Auto Parts, Inc. (a)	1,464	4,216
Spartan Motors, Inc.	2,787	13,935
Strattec Security Corp.	415	8,495
		660,799
Automobiles - 0.1%
Kandi Technologies Corp. (a)(d)	3,592	10,489
Tesla Motors, Inc. (a)(d)	8,092	264,932
		275,421
Distributors - 0.2%
Audiovox Corp. Class A (a)	1,524	11,034
Core-Mark Holding Co., Inc.	857	33,046
LKQ Corp. (a)	11,496	350,973
Pool Corp.	3,769	114,955
Weyco Group, Inc.	1,086	26,781
		536,789
Diversified Consumer Services - 0.5%
American Public Education, Inc. (a)	1,395	53,456
Apollo Group, Inc. Class A (non-vtg.) (a)	10,687	518,106
Archipelago Learning, Inc. (a)(d)	2,068	21,714
Ascent Capital Group, Inc. (a)	1,024	47,647
Cambium Learning Group, Inc. (a)	3,505	11,216
Capella Education Co. (a)	1,212	41,208
Career Education Corp. (a)	5,375	37,948
ChinaCast Education Corp. (a)	4,251	21,085
ChinaEdu Corp. sponsored ADR (a)	1,016	5,558
Coinstar, Inc. (a)(d)	2,355	100,535
Collectors Universe, Inc.	712	10,004
Corinthian Colleges, Inc. (a)	6,096	16,032
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Diversified Consumer Services - continued
Education Management Corp. (a)(d)	9,909	$ 220,773
Global Education & Technology Group Ltd. ADR (a)	620	6,665
Grand Canyon Education, Inc. (a)	3,280	50,676
Learning Tree International, Inc. (a)	1,097	7,591
Lincoln Educational Services Corp.	1,850	13,598
Matthews International Corp. Class A	2,635	87,403
National American University Holdings, Inc.	1,829	13,718
Princeton Review, Inc. (a)	2,376	202
School Specialty, Inc. (a)	1,586	6,629
Steiner Leisure Ltd. (a)	1,160	54,520
Stewart Enterprises, Inc. Class A	6,460	40,181
StoneMor Partners LP	2,051	51,849
Strayer Education, Inc. (d)	841	81,796
		1,520,110
Hotels, Restaurants & Leisure - 2.1%
AFC Enterprises, Inc. (a)	2,049	32,169
Ambassadors Group, Inc.	1,175	5,276
Ameristar Casinos, Inc.	2,526	44,205
Asia Entertainment & Resources Ltd. (d)	2,800	17,500
Benihana, Inc. (a)	1,165	11,918
BJ's Restaurants, Inc. (a)	2,108	101,353
Bob Evans Farms, Inc.	2,352	78,745
Bravo Brio Restaurant Group, Inc. (a)	1,420	24,467
Buffalo Wild Wings, Inc. (a)	1,373	88,531
Caribou Coffee Co., Inc. (a)	1,897	25,628
Carrols Restaurant Group, Inc. (a)	3,141	32,949
Century Casinos, Inc. (a)	2,256	5,302
China Lodging Group Ltd. ADR (a)(d)	1,825	25,787
Churchill Downs, Inc.	1,299	63,053
Cosi, Inc. (a)	1,996	1,317
Cracker Barrel Old Country Store, Inc.	1,744	82,945
Ctrip.com International Ltd. sponsored ADR (a)(d)	11,111	302,219
Denny's Corp. (a)	11,995	40,783
Dunkin' Brands Group, Inc. (a)(d)	9,303	235,366
Einstein Noah Restaurant Group, Inc.	1,406	19,347
eLong, Inc. sponsored ADR (a)(d)	893	13,074
Empire Resorts, Inc. (a)(d)	4,691	2,862
Famous Dave's of America, Inc. (a)	1,074	9,741
Gaming Partners International Corp.	597	3,701
Great Wolf Resorts, Inc. (a)	3,173	7,901
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Home Inns & Hotels Management, Inc. sponsored ADR (a)(d)	2,273	$ 70,599
International Speedway Corp. Class A	2,203	54,194
Interval Leisure Group, Inc. (a)	4,229	59,248
Isle of Capri Casinos, Inc. (a)(d)	3,470	17,107
Jack in the Box, Inc. (a)	3,535	72,468
Jamba, Inc. (a)	13,833	20,058
Lakes Entertainment, Inc. (a)	2,346	5,091
McCormick & Schmick's Seafood Restaurants (a)	992	8,630
Melco PBL Entertainment (Macau) Ltd. sponsored ADR (a)	14,730	146,122
Monarch Casino & Resort, Inc. (a)	1,459	13,992
Morgans Hotel Group Co. (a)	2,367	14,699
MTR Gaming Group, Inc. (a)	1,922	3,037
Multimedia Games Holdng Co., Inc. (a)	2,225	16,465
O'Charleys, Inc. (a)	1,573	10,130
P.F. Chang's China Bistro, Inc.	1,700	51,561
Panera Bread Co. Class A (a)	2,235	320,454
Papa John's International, Inc. (a)	2,041	77,354
Peet's Coffee & Tea, Inc. (a)	962	55,911
Penn National Gaming, Inc. (a)	6,403	237,615
PokerTek, Inc. (a)(d)	228	160
Premier Exhibitions, Inc. (a)	3,637	6,328
Red Robin Gourmet Burgers, Inc. (a)(d)	1,253	33,305
Rick's Cabaret International, Inc. (a)	1,724	13,395
Ruth's Hospitality Group, Inc. (a)	3,483	17,276
Scientific Games Corp. Class A (a)	6,896	59,306
Shuffle Master, Inc. (a)	4,163	46,168
Sonic Corp. (a)	4,845	34,206
Starbucks Corp.	57,498	2,500,013
Texas Roadhouse, Inc. Class A	5,357	71,730
The Cheesecake Factory, Inc. (a)(d)	4,291	121,693
Town Sports International Holdings, Inc. (a)	1,521	11,058
Wynn Resorts Ltd.	9,570	1,153,759
		6,599,271
Household Durables - 0.3%
Bassett Furniture Industries, Inc.	931	7,401
Cavco Industries, Inc. (a)	539	21,932
CTI Industries Corp.	672	3,528
Deer Consumer Products, Inc. (d)	2,580	13,364
Dixie Group, Inc. (a)	767	2,186
Flexsteel Industries, Inc.	620	8,754
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Garmin Ltd. (d)	14,662	$ 536,483
Helen of Troy Ltd. (a)	2,217	66,222
Hooker Furniture Corp.	696	6,793
iRobot Corp. (a)	2,234	70,930
Lifetime Brands, Inc.	1,956	23,316
SGOCO Technology Ltd. (a)	1,000	1,850
Skullcandy, Inc. (a)	2,168	32,130
SodaStream International Ltd. (d)	1,510	45,074
Stanley Furniture Co., Inc. (a)	825	2,475
Universal Electronics, Inc. (a)	1,279	20,873
Zagg, Inc. (a)(d)	2,058	23,667
		886,978
Internet & Catalog Retail - 3.8%
1-800-FLOWERS.com, Inc. Class A (a)	1,747	4,228
Amazon.com, Inc. (a)	35,171	6,763,032
Bidz.com, Inc. (a)	6,158	2,402
Blue Nile, Inc. (a)(d)	1,069	40,611
dELiA*s, Inc. (a)	2,226	2,783
Expedia, Inc.	19,133	532,184
Gaiam, Inc. Class A	1,930	7,218
Geeknet, Inc. (a)	449	9,187
Groupon, Inc. Class A (a)(d)	48,615	850,763
Hollywood Media Corp. (a)	3,540	4,602
HomeAway, Inc. (d)	6,247	163,422
HSN, Inc.	4,908	175,706
Liberty Media Corp. Interactive Series A (a)	46,429	754,936
MakeMyTrip Ltd. (a)(d)	2,900	73,486
Mecox Lane Ltd. ADR (a)	800	1,240
Netflix, Inc. (a)	4,174	269,348
NutriSystem, Inc.	2,035	23,687
Overstock.com, Inc. (a)	2,066	17,065
PetMed Express, Inc.	1,606	14,968
Priceline.com, Inc. (a)	3,846	1,868,733
Shutterfly, Inc. (a)	2,697	73,035
U.S. Auto Parts Network, Inc. (a)	2,459	10,106
ValueVision Media, Inc. Class A (a)(d)	5,170	9,823
Vitacost.com, Inc. (a)	2,000	13,140
		11,685,705
Leisure Equipment & Products - 0.4%
Arctic Cat, Inc. (a)	819	16,282
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Leisure Equipment & Products - continued
Black Diamond, Inc. (a)	1,564	$ 11,902
Escalade, Inc.	749	3,835
Hasbro, Inc.	10,399	372,388
JAKKS Pacific, Inc.	2,005	38,275
Johnson Outdoors, Inc. Class A (a)	771	12,714
Mattel, Inc.	26,173	754,044
Smith & Wesson Holding Corp. (a)(d)	5,026	15,480
Summer Infant, Inc. (a)	1,750	12,005
		1,236,925
Media - 5.4%
AirMedia Group, Inc. ADR (a)(d)	3,030	10,090
AMC Networks, Inc. Class A	4,719	169,884
Beasley Broadcast Group, Inc. Class A (a)	689	2,673
Bona Film Group Ltd. sponsored ADR (d)	800	3,360
Carmike Cinemas, Inc. (a)	1,268	9,561
Central European Media Enterprises Ltd. Class A (a)(d)	4,404	37,126
Charter Communications, Inc. Class A (a)	8,613	455,369
China Yida Holding Co. (a)	1,936	5,518
ChinaNet Online Holdings, Inc. (a)(d)	1,300	1,482
Comcast Corp.:
Class A	157,069	3,560,754
Class A (special) (non-vtg.)	53,805	1,203,080
Crown Media Holdings, Inc. Class A (a)(d)	28,919	42,800
CTC Media, Inc.	11,605	113,265
Cumulus Media, Inc. Class A (a)(d)	13,687	41,608
Daily Journal Corp. (a)	220	13,860
Digital Generation, Inc. (a)	2,136	24,778
DIRECTV (a)	57,246	2,703,156
Discovery Communications, Inc. (a)	10,975	460,731
Discovery Communications, Inc. Class C (non-vtg.) (a)	10,233	387,217
DISH Network Corp. Class A	16,143	396,634
DreamWorks Animation SKG, Inc. Class A (a)	5,535	102,785
Emmis Communications Corp. Class A (a)	2,486	2,088
Fisher Communications, Inc. (a)	802	23,980
Focus Media Holding Ltd. ADR (a)(d)	9,246	171,236
Global Sources Ltd. (a)	2,562	15,833
Harris Interactive, Inc. (a)	4,199	2,500
Insignia Systems, Inc.	738	1,624
interCLICK, Inc. (a)	2,807	25,347
Knology, Inc. (a)	2,957	42,137
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Lamar Advertising Co. Class A (a)(d)	6,321	$ 153,537
Liberty Global, Inc.:
Class A (a)	11,942	470,395
Class B (a)	247	9,384
Class C (a)	9,487	359,557
Liberty Media Corp. Capital Series A (a)	6,445	491,625
LodgeNet Entertainment Corp. (a)(d)	2,000	4,200
Madison Square Garden Co. Class A (a)	5,122	149,153
MDC Partners, Inc. Class A (sub. vtg.)	2,702	39,179
Morningstar, Inc.	3,743	225,516
National CineMedia, Inc.	4,109	53,581
Navarre Corp. (a)	2,626	4,202
New Frontier Media, Inc. (a)	2,838	3,093
News Corp.:
Class A	141,326	2,464,725
Class B	61,812	1,103,344
Nexstar Broadcasting Group, Inc. Class A (a)	1,166	9,270
Outdoor Channel Holdings, Inc.	1,940	13,561
Radio One, Inc. Class D (non-vtg.) (a)	3,233	3,653
ReachLocal, Inc. (a)	2,328	18,857
Reading International, Inc. Class A (a)	2,789	11,993
Rentrak Corp. (a)	996	13,994
RRSat Global Communications Network Ltd.	1,296	5,780
Salem Communications Corp. Class A	1,009	2,422
Scholastic Corp.	2,270	61,449
Sinclair Broadcast Group, Inc. Class A	3,919	40,522
Sirius XM Radio, Inc. (a)(d)	304,450	548,010
Spanish Broadcasting System, Inc. Class A (a)	311	768
SuperMedia, Inc. (a)	1,700	3,332
Value Line, Inc.	658	7,837
Virgin Media, Inc.	24,298	538,444
VisionChina Media, Inc. ADR (a)(d)	5,356	5,892
Westwood One, Inc. (a)(d)	1,656	6,641
WPP PLC sponsored ADR	749	39,300
		16,893,692
Multiline Retail - 0.4%
Dollar Tree, Inc. (a)	9,432	768,614
Fred's, Inc. Class A	3,106	41,807
Gordmans Stores, Inc. (a)	1,550	19,918
Sears Holdings Corp. (a)(d)	8,229	496,456
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Multiline Retail - continued
The Bon-Ton Stores, Inc.	1,410	$ 3,708
Tuesday Morning Corp. (a)	4,055	13,138
		1,343,641
Specialty Retail - 2.1%
America's Car Mart, Inc. (a)	822	29,543
Ascena Retail Group, Inc. (a)	6,348	174,697
bebe Stores, Inc.	6,318	46,500
Bed Bath & Beyond, Inc. (a)	19,281	1,166,693
Big 5 Sporting Goods Corp.	1,981	18,067
Body Central Corp. (a)	1,200	25,656
Books-A-Million, Inc. (d)	1,634	3,726
Cache, Inc. (a)	659	3,888
Casual Male Retail Group, Inc. (a)	2,971	9,596
Charming Shoppes, Inc. (a)	8,467	32,852
Citi Trends, Inc. (a)	1,148	10,183
Coldwater Creek, Inc. (a)	6,864	5,927
Conn's, Inc. (a)	2,376	26,801
Cost Plus, Inc. (a)(d)	1,641	13,276
Destination Maternity Corp.	894	13,097
Finish Line, Inc. Class A	3,833	80,800
Francescas Holdings Corp. (a)	3,285	54,203
Golfsmith International Holdings, Inc. (a)	629	2,403
Hastings Entertainment, Inc. (a)	1,374	2,157
Hibbett Sports, Inc. (a)	2,043	92,977
Hot Topic, Inc.	3,405	24,176
Jos. A. Bank Clothiers, Inc. (a)(d)	2,076	102,305
Kirkland's, Inc. (a)	1,743	21,735
Mattress Firm Holding Corp.	2,500	55,225
Monro Muffler Brake, Inc.	2,220	89,133
O'Reilly Automotive, Inc. (a)	10,520	812,565
Pacific Sunwear of California, Inc. (a)	4,706	6,541
PetSmart, Inc.	8,701	419,823
Rent-A-Center, Inc.	4,708	169,253
Ross Stores, Inc.	9,076	808,581
rue21, Inc. (a)	1,904	45,772
Select Comfort Corp. (a)	4,300	79,679
Shoe Carnival, Inc. (a)	937	22,282
Staples, Inc.	54,829	790,086
Stein Mart, Inc.	3,185	20,925
Tandy Leather Factory, Inc. (a)	2,700	13,230
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
The Children's Place Retail Stores, Inc. (a)	1,978	$ 106,555
Tractor Supply Co.	5,566	402,032
Trans World Entertainment Corp. (a)	1,445	3,352
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	4,783	333,040
Urban Outfitters, Inc. (a)	12,515	337,655
West Marine, Inc. (a)	2,166	21,140
Wet Seal, Inc. Class A (a)	7,436	25,654
Winmark Corp.	446	24,485
Zumiez, Inc. (a)	2,370	55,766
		6,604,032
Textiles, Apparel & Luxury Goods - 0.6%
Cherokee, Inc.	881	11,347
Columbia Sportswear Co. (d)	2,612	132,690
Crocs, Inc. (a)	6,717	104,181
Deckers Outdoor Corp. (a)	2,947	321,061
Exceed Co. Ltd. (a)	1,935	9,907
Fossil, Inc. (a)	4,907	439,618
G-III Apparel Group Ltd. (a)	1,437	26,484
Heelys, Inc. (a)	1,200	2,172
Iconix Brand Group, Inc. (a)	5,462	94,274
Joe's Jeans, Inc. (a)	4,434	2,306
K-Swiss, Inc. Class A (a)	2,345	6,660
Kingold Jewelry, Inc. (a)(d)	2,507	3,410
Lacrosse Footwear, Inc.	760	9,158
LJ International, Inc. (a)	2,378	4,899
lululemon athletica, Inc. (a)	8,410	417,977
Perry Ellis International, Inc. (a)	1,086	15,530
R.G. Barry Corp.	1,275	16,575
Rocky Brands, Inc. (a)	1,005	9,537
Steven Madden Ltd. (a)	3,187	113,648
Tandy Brands Accessories, Inc. (a)	905	896
True Religion Apparel, Inc. (a)	1,926	67,795
Vera Bradley, Inc. (a)(d)	3,107	119,309
Wacoal Holdings Corp. sponsored ADR	189	12,234
		1,941,668
TOTAL CONSUMER DISCRETIONARY		50,185,031
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - 2.4%
Beverages - 0.3%
Central European Distribution Corp. (a)(d)	5,280	$ 24,235
Coca-Cola Bottling Co. CONSOLIDATED	560	31,360
Craft Brewers Alliance, Inc. (a)	2,374	15,312
Hansen Natural Corp. (a)	6,831	629,818
Jones Soda Co. (a)	1,719	774
MGP Ingredients, Inc.	1,799	8,977
National Beverage Corp.	4,320	72,230
Primo Water Corp.	1,600	4,912
		787,618
Food & Staples Retailing - 1.5%
Andersons, Inc.	1,435	63,556
Arden Group, Inc. Class A	231	22,289
Casey's General Stores, Inc.	2,914	155,549
Chefs' Warehouse Holdings (a)	1,520	20,338
China Jo-Jo Drugstores, Inc. (a)(d)	1,100	1,595
Costco Wholesale Corp.	33,988	2,899,176
Fresh Market, Inc. (d)	3,876	152,055
Ingles Markets, Inc. Class A	1,211	18,674
Nash-Finch Co.	1,029	28,555
PriceSmart, Inc.	2,322	157,548
QKL Stores, Inc. (a)	3,276	2,981
Spartan Stores, Inc.	1,954	35,231
Susser Holdings Corp. (a)	1,411	32,425
The Pantry, Inc. (a)	1,730	21,400
United Natural Foods, Inc. (a)	4,022	154,163
Village Super Market, Inc. Class A	428	13,131
Whole Foods Market, Inc.	13,651	929,633
Winn-Dixie Stores, Inc. (a)	4,206	23,259
		4,731,558
Food Products - 0.5%
AgFeed Industries, Inc. (a)(d)	2,483	1,564
Alico, Inc.	753	13,509
Bridgford Foods Corp.	433	3,585
Cal-Maine Foods, Inc. (d)	1,661	56,241
Calavo Growers, Inc.	1,103	29,296
Cresud S.A.C.I.F. y A. sponsored ADR	3,595	39,545
Diamond Foods, Inc. (d)	1,662	46,121
Farmer Brothers Co.	1,539	11,973
GLG Life Tech Corp. (a)	1,584	1,786
Green Mountain Coffee Roasters, Inc. (a)(d)	11,843	620,928
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - continued
Griffin Land & Nurseries, Inc.	515	$ 14,420
Hain Celestial Group, Inc. (a)	3,237	120,870
Imperial Sugar Co.	1,133	5,008
J&J Snack Foods Corp.	1,443	74,863
John B. Sanfilippo & Son, Inc. (a)	308	2,433
Lancaster Colony Corp.	2,293	161,427
Le Gaga Holdings Ltd. ADR (a)	950	3,838
Lifeway Foods, Inc. (a)(d)	1,830	18,867
Limoneira Co.	1,164	19,765
Origin Agritech Ltd. (a)	2,765	7,134
Sanderson Farms, Inc.	1,926	99,131
Seneca Foods Corp. Class A (a)	877	19,925
SkyPeople Fruit Juice, Inc. (a)(d)	1,700	3,264
Smart Balance, Inc. (a)	4,903	26,035
Snyders-Lance, Inc.	5,028	106,242
SunOpta, Inc. (a)	4,632	23,114
Zhongpin, Inc. (a)(d)	3,093	29,136
		1,560,020
Household Products - 0.0%
Central Garden & Pet Co. (a)	1,708	14,774
Central Garden & Pet Co. Class A (non-vtg.) (a)	2,367	21,019
WD-40 Co.	1,339	55,448
		91,241
Personal Products - 0.1%
China Sky One Medical, Inc. (a)(d)	1,836	2,625
Elizabeth Arden, Inc. (a)	2,172	82,102
Inter Parfums, Inc.	2,383	40,845
Mannatech, Inc. (a)	1,708	837
Nature's Sunshine Products, Inc. (a)	1,394	24,618
Nutraceutical International Corp. (a)	889	10,401
Parlux Fragrances, Inc. (a)	3,722	12,097
Physicians Formula Holdings, Inc. (a)	1,230	4,342
Reliv International, Inc.	923	1,320
Synutra International, Inc. (a)(d)	4,211	23,876
The Female Health Co.	3,903	17,564
		220,627
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Tobacco - 0.0%
Star Scientific, Inc. (a)(d)	9,400	$ 24,816
TOTAL CONSUMER STAPLES		7,415,880
ENERGY - 1.7%
Energy Equipment & Services - 0.3%
Dawson Geophysical Co. (a)	534	18,626
ENGlobal Corp. (a)	1,250	2,700
Exterran Partners LP	2,786	60,484
Forbes Energy Services Ltd. (a)	5,500	28,600
Global Industries Ltd. (a)	8,947	71,397
Gulf Island Fabrication, Inc.	1,159	32,950
Hercules Offshore, Inc. (a)	11,486	44,681
Lufkin Industries, Inc.	2,445	171,346
Matrix Service Co. (a)	1,981	18,542
Mitcham Industries, Inc. (a)	966	14,142
Ocean Rig UDW, Inc. (United States) (d)	10,453	130,558
OYO Geospace Corp. (a)	502	45,672
Patterson-UTI Energy, Inc.	12,227	257,012
PHI, Inc. (non-vtg.) (a)	1,185	28,345
Recon Technology Ltd. (a)	1,253	525
RigNet, Inc.	1,200	19,752
Tesco Corp. (a)	2,917	38,884
TGC Industries, Inc. (a)	1,256	10,111
Union Drilling, Inc. (a)	1,670	12,224
		1,006,551
Oil, Gas & Consumable Fuels - 1.4%
Abraxas Petroleum Corp. (a)(d)	7,394	26,692
Alliance Holdings GP, LP	4,595	232,875
Alliance Resource Partners LP	2,942	210,206
Amyris, Inc. (a)(d)	3,400	38,318
APCO Oil and Gas International, Inc.	685	54,423
Approach Resources, Inc. (a)(d)	2,086	65,250
ATP Oil & Gas Corp. (a)(d)	3,994	29,316
BioFuel Energy Corp. (a)	9,168	4,845
BreitBurn Energy Partners LP	4,316	79,846
Brigham Exploration Co. (a)	9,267	337,597
Calumet Specialty Products Partners LP	4,375	84,613
Capital Product Partners LP	5,919	36,698
Carrizo Oil & Gas, Inc. (a)	2,927	83,302
Clayton Williams Energy, Inc. (a)(d)	941	69,596
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Clean Energy Fuels Corp. (a)(d)	5,137	$ 67,295
Copano Energy LLC	5,267	174,338
CREDO Petroleum Corp. (a)	813	7,341
Crimson Exploration, Inc. (a)	5,112	14,825
Crosstex Energy LP	4,020	62,431
Crosstex Energy, Inc.	3,675	43,990
Delta Petroleum Corp. (a)	2,050	1,292
Dorchester Minerals LP	2,405	53,968
Double Eagle Petroleum Co. (a)	564	4,038
Eagle Rock Energy Partners LP	9,754	102,417
Energy XXI (Bermuda) Ltd. (a)(d)	6,066	190,715
EV Energy Partners LP	2,610	178,133
FX Energy, Inc. (a)	3,870	18,460
GeoMet, Inc. (a)	2,493	2,668
Georesources, Inc. (a)	1,840	52,458
Gevo, Inc. (a)	2,000	12,300
Golar LNG Ltd. (NASDAQ)	5,992	261,251
Golar LNG Partners LP	1,800	52,452
Green Plains Renewable Energy, Inc. (a)	2,634	27,762
Gulfport Energy Corp. (a)	4,109	130,461
Hallador Energy Co.	2,945	28,949
Isramco, Inc. (a)	192	15,694
Ivanhoe Energy, Inc. (a)	25,870	25,871
James River Coal Co. (a)(d)	2,824	23,411
KiOR, Inc. Class A (d)	3,185	55,992
Knightsbridge Tankers Ltd.	1,852	28,873
L&L Energy, Inc. (a)(d)	2,643	7,718
Legacy Reserves LP	3,227	86,548
LINN Energy LLC/LINN Energy Finance Corp.	13,257	482,687
Magellan Petroleum Corp. (a)	4,557	5,149
Marine Petroleum Trust	339	7,933
Martin Midstream Partners LP	1,573	50,792
Pacific Ethanol, Inc. (a)(d)	11,886	12,480
Petroleum Development Corp. (a)	1,699	57,001
PostRock Energy Corp. (a)	1,147	3,200
PrimeEnergy Corp. (a)	333	6,723
Ram Energy Resources, Inc. (a)	7,581	7,657
Rex Energy Corp. (a)	3,122	50,420
Rosetta Resources, Inc. (a)	3,968	215,621
Sino Clean Energy, Inc. (a)	623	710
Sino Clean Energy, Inc. rights (a)	623	0
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Solazyme, Inc.	4,572	$ 53,355
StealthGas, Inc. (a)	1,288	4,959
Syntroleum Corp. (a)	7,054	6,983
TC Pipelines LP	4,187	199,217
Top Ships, Inc. (a)	189	455
Toreador Resources Corp. (a)	1,924	7,427
TORM A/S ADR (a)	347	208
TransGlobe Energy Corp. (a)	5,544	45,496
Uranium Resources, Inc. (a)(d)	6,787	7,058
Verenium Corp. (a)	1,612	4,272
Warren Resources, Inc. (a)	6,353	18,106
Zion Oil & Gas, Inc. (a)(d)	3,214	8,453
Zion Oil & Gas, Inc. warrants 8/15/12 (a)(d)	1,286	257
		4,341,847
TOTAL ENERGY		5,348,398
FINANCIALS - 6.8%
Capital Markets - 1.3%
American Capital Ltd. (a)	28,125	196,031
BGC Partners, Inc. Class A	9,040	57,133
Calamos Asset Management, Inc. Class A	1,792	21,199
Capital Southwest Corp.	282	24,246
CIFI Corp. (a)	1,024	5,724
Cowen Group, Inc. Class A (a)(d)	8,640	21,254
Diamond Hill Investment Group, Inc.	278	20,956
E*TRADE Financial Corp. (a)	22,447	206,063
Edelman Financial Group, Inc.	2,380	16,184
Epoch Holding Corp.	1,806	43,940
FBR Capital Markets Corp. (a)	5,452	10,304
Financial Engines, Inc. (a)(d)	3,655	80,300
FirstCity Financial Corp. (a)	1,173	8,199
Gleacher & Co., Inc. (a)	12,422	16,024
Harris & Harris Group, Inc. (a)	3,415	12,226
Horizon Technology Finance Corp.	560	8,691
ICG Group, Inc. (a)	2,800	24,108
INTL FCStone, Inc. (a)	1,551	38,604
LPL Investment Holdings, Inc.	8,606	258,180
Medallion Financial Corp.	1,715	20,168
Northern Trust Corp.	18,724	704,584
Penson Worldwide, Inc. (a)(d)	2,074	2,427
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Prospect Capital Corp.	7,871	$ 73,043
Rodman & Renshaw Capital Group, Inc. (a)(d)	2,182	1,012
SEI Investments Co.	14,713	247,178
Siebert Financial Corp. (a)	2,067	3,121
T. Rowe Price Group, Inc.	19,761	1,121,634
TD Ameritrade Holding Corp.	43,728	712,329
U.S. Global Investments, Inc. Class A	870	5,977
Virtus Investment Partners, Inc. (a)	532	40,373
WisdomTree Investments, Inc. (a)	8,532	53,154
		4,054,366
Commercial Banks - 2.7%
1st Source Corp.	2,111	53,007
1st United Bancorp, Inc. (a)	2,920	16,089
Alliance Financial Corp.	376	11,145
American National Bankshares, Inc.	1,357	25,172
American River Bankshares (a)	684	3,242
Ameris Bancorp (a)	2,404	24,040
AmeriServ Financial, Inc. (a)	1,045	2,100
Ames National Corp.	710	11,495
Arrow Financial Corp.	1,570	37,146
Associated Banc-Corp.	14,343	149,167
BancFirst Corp.	1,242	46,115
Bancorp Rhode Island, Inc.	555	24,009
Bancorp, Inc., Delaware (a)	3,061	24,488
BancTrust Financial Group, Inc. (a)	1,124	1,945
Bank of Kentucky Financial Corp.	771	16,314
Bank of Marin Bancorp	628	23,186
Bank of the Ozarks, Inc.	2,552	72,349
Banner Bank	1,488	24,076
BCB Bancorp, Inc.	1,563	15,646
Berkshire Bancorp, Inc. (a)	1,100	7,579
BNC Bancorp	1,039	7,793
BOK Financial Corp.	5,369	294,490
Boston Private Financial Holdings, Inc.	5,642	43,838
Bridge Bancorp, Inc.	828	15,989
Bridge Capital Holdings (a)	1,197	12,413
Bryn Mawr Bank Corp.	1,221	22,601
Camden National Corp.	695	20,600
Cape Bancorp, Inc. (a)	2,034	14,848
Capital Bank Corp. (a)	5,463	10,762
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Capital City Bank Group, Inc. (d)	1,669	$ 17,541
Cardinal Financial Corp.	3,481	37,212
Cascade Bancorp (a)(d)	3,128	12,856
Cathay General Bancorp	6,123	84,926
Center Bancorp, Inc.	1,687	16,803
Center Financial Corp. (a)	2,982	21,977
Centerstate Banks of Florida, Inc.	2,198	12,397
Century Bancorp, Inc. Class A (non-vtg.)	620	17,329
Chemical Financial Corp.	2,040	41,942
Citizens & Northern Corp.	1,323	22,504
Citizens Republic Bancorp, Inc. (a)	3,414	36,957
City Holding Co. (d)	1,241	40,407
CNB Financial Corp., Pennsylvania	1,343	21,219
CoBiz, Inc.	2,695	14,364
Colony Bankcorp, Inc. (a)	217	477
Columbia Banking Systems, Inc.	3,122	56,196
Commerce Bancshares, Inc.	6,720	250,186
Commonwealth Bankshares, Inc. (a)	311	2
Community Trust Bancorp, Inc.	1,314	37,042
CVB Financial Corp.	8,004	78,679
Eagle Bancorp, Inc., Maryland (a)	1,872	27,780
East West Bancorp, Inc.	11,320	221,532
Eastern Virgina Bankshares, Inc.	469	961
Encore Bancshares, Inc. (a)(d)	828	9,990
Enterprise Bancorp, Inc.	972	14,036
Enterprise Financial Services Corp.	1,516	21,891
Farmers Capital Bank Corp. (a)	175	751
Fidelity Southern Corp.	1,289	7,760
Fifth Third Bancorp	70,303	849,963
Financial Institutions, Inc.	990	16,484
First Bancorp, North Carolina	1,220	14,372
First Busey Corp.	7,187	37,804
First California Financial Group, Inc. (a)	3,569	11,028
First Citizen Bancshares, Inc.	660	113,296
First Community Bancshares, Inc.	1,290	15,996
First Connecticut Bancorp, Inc.	1,300	16,445
First Financial Bancorp, Ohio	4,493	71,349
First Financial Bankshares, Inc. (d)	2,406	79,398
First Financial Corp., Indiana	1,005	33,456
First Financial Service Corp. (a)	413	615
First Interstate Bancsystem, Inc.	1,287	15,161
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
First M&F Corp.	2,803	$ 8,353
First Merchants Corp.	2,065	16,727
First Midwest Bancorp, Inc., Delaware	5,604	53,238
First of Long Island Corp.	928	24,082
First Security Group, Inc. (a)	57	79
First South Bancorp, Inc., Virginia (a)	619	2,247
First United Corp.	493	1,533
Firstbank Corp., Michigan	489	2,494
FirstMerit Corp.	8,198	119,773
FNB United Corp. (a)	1,051	13,831
Fulton Financial Corp.	15,000	140,400
German American Bancorp, Inc. (d)	1,177	21,162
Glacier Bancorp, Inc.	5,627	67,580
Great Southern Bancorp, Inc.	1,078	23,015
Green Bankshares, Inc. (a)	5,691	7,341
Grupo Financiero Galicia SA sponsored ADR	3,399	23,861
Guaranty Bancorp (a)	7,930	11,102
Hampton Roads Bankshares, Inc. (a)	2,439	7,585
Hancock Holding Co.	6,457	197,165
Hanmi Financial Corp. (a)(d)	13,846	12,121
Hawthorn Bancshares, Inc.	580	3,608
Heartland Financial USA, Inc.	1,256	19,355
Heritage Commerce Corp. (a)	2,406	12,030
Heritage Financial Corp., Washington	1,562	19,275
Home Bancshares, Inc.	2,133	53,026
Huntington Bancshares, Inc.	66,969	351,587
IBERIABANK Corp.	2,259	112,543
Independent Bank Corp. (a)	135	189
Independent Bank Corp., Massachusetts (d)	1,594	41,667
International Bancshares Corp. (d)	5,204	93,048
Intervest Bancshares Corp. Class A (a)	2,142	5,783
Investors Bancorp, Inc. (a)	8,370	114,585
Lakeland Bancorp, Inc.	1,788	15,466
Lakeland Financial Corp.	1,444	35,407
LNB Bancorp, Inc.	836	3,695
Macatawa Bank Corp. (a)(d)	1,576	3,467
MainSource Financial Group, Inc.	1,798	14,887
MB Financial, Inc.	4,194	71,214
MBT Financial Corp. (a)	578	653
Mercantile Bank Corp. (a)	476	4,479
Merchants Bancshares, Inc.	610	17,507
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Metro Bancorp, Inc. (a)	1,268	$ 10,740
Metrocorp Bancshares, Inc. (a)	1,279	6,216
Middleburg Financial Corp.	1,115	16,257
MidWestOne Financial Group, Inc.	1,033	15,423
Nara Bancorp, Inc. (a)	4,484	42,015
National Bankshares, Inc.	744	20,348
National Penn Bancshares, Inc.	11,161	92,971
NBT Bancorp, Inc.	2,710	57,723
NewBridge Bancorp (a)	1,464	5,417
North Valley Bancorp (a)	616	6,031
Northern States Financial Corp. (a)	462	422
Northfield Bancorp, Inc. (d)	3,482	49,967
Northrim Bancorp, Inc.	787	14,402
Old Point Financial Corp.	453	4,439
Old Second Bancorp, Inc. (a)(d)	929	1,161
OmniAmerican Bancorp, Inc. (a)	1,053	15,584
Orrstown Financial Services, Inc.	901	7,785
Pacific Capital Bancorp NA (a)	2,578	66,641
Pacific Continental Corp.	1,605	15,199
Pacific Mercantile Bancorp (a)	1,383	4,094
PacWest Bancorp	2,870	53,612
Park Sterling Corp. (a)	2,400	9,336
Patriot National Bancorp, Inc. (a)	2,549	4,716
Peapack-Gladstone Financial Corp.	1,047	10,868
Penns Woods Bancorp, Inc.	598	22,933
Peoples Bancorp, Inc.	991	12,754
Pinnacle Financial Partners, Inc. (a)	2,472	37,055
Popular, Inc. (a)	77,052	114,807
Porter Bancorp, Inc.	520	1,118
Preferred Bank, Los Angeles (a)	1,901	14,353
PremierWest Bancorp (a)	661	654
PrivateBancorp, Inc.	5,561	53,386
Prosperity Bancshares, Inc.	3,504	140,125
Renasant Corp.	1,973	29,240
Republic Bancorp, Inc., Kentucky Class A	1,490	31,588
Republic First Bancorp, Inc. (a)	1,871	2,619
Royal Bancshares of Pennsylvania, Inc. Class A (a)	504	529
Rurban Financial Corp. (a)	723	2,227
S&T Bancorp, Inc.	2,197	40,557
S.Y. Bancorp, Inc.	1,269	26,954
Sandy Spring Bancorp, Inc.	2,008	34,758
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
SCBT Financial Corp.	1,235	$ 35,173
Seacoast Banking Corp., Florida (a)	10,180	15,168
Shore Bancshares, Inc.	765	4,491
Sierra Bancorp	1,527	15,438
Signature Bank, New York (a)	3,424	200,064
Silver State Bancorp (a)	100	0
Simmons First National Corp. Class A	1,418	37,577
Southcoast Financial Corp.	587	939
Southern Community Financial Corp. (a)	910	974
Southside Bancshares, Inc.	1,386	30,062
Southwest Bancorp, Inc., Oklahoma (a)	1,648	8,125
State Bancorp, Inc., New York	1,390	16,249
State Bank Financial Corp. (a)	2,700	40,527
StellarOne Corp.	1,819	22,301
Sterling Financial Corp., Washington (a)(d)	4,813	76,430
Suffolk Bancorp	1,100	9,614
Summit Financial Group, Inc. (a)	583	1,417
Sun Bancorp, Inc., New Jersey (a)	5,346	13,793
Susquehanna Bancshares, Inc.	12,139	96,141
SVB Financial Group (a)	3,515	165,346
Taylor Capital Group, Inc. (a)	2,054	17,582
Taylor Capital Group, Inc. rights 12/14/11 (a)	2,054	223
Tennessee Commerce Bancorp, Inc. (a)	1,122	84
Texas Capital Bancshares, Inc. (a)	2,903	83,781
The First Bancorp, Inc.	846	12,284
TIB Financial Corp. (a)	691	6,440
Tower Bancorp, Inc.	1,196	32,639
TowneBank	2,286	28,415
Trico Bancshares	1,437	21,224
Trustmark Corp.	4,781	106,903
UMB Financial Corp.	3,088	110,242
Umpqua Holdings Corp.	8,625	107,813
Union/First Market Bankshares Corp.	1,847	24,177
United Bankshares, Inc., West Virginia (d)	4,289	114,602
United Community Banks, Inc., Georgia (a)	3,021	21,026
United Security Bancshares, Inc.	450	2,273
United Security Bancshares, California	1,003	2,287
Univest Corp. of Pennsylvania	1,663	25,145
Virginia Commerce Bancorp, Inc. (a)	3,098	20,695
VIST Financial Corp.	512	3,343
Washington Banking Co., Oak Harbor	1,292	14,561
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Washington Trust Bancorp, Inc.	1,289	$ 30,691
WesBanco, Inc.	2,143	42,089
West Bancorp., Inc.	1,654	15,961
West Coast Bancorp (a)	1,495	24,294
Westamerica Bancorp.	2,460	112,939
Western Liberty Bancorp (a)(d)	1,400	3,514
Wilshire Bancorp, Inc. (a)	5,053	16,170
Wintrust Financial Corp.	2,660	73,921
Yadkin Valley Financial Corp. (a)	667	1,101
Zions Bancorporation	14,484	233,048
		8,376,208
Consumer Finance - 0.2%
CompuCredit Holdings Corp. (a)	2,801	10,140
Consumer Portfolio Services, Inc. (a)	1,184	1,101
Credit Acceptance Corp. (a)	1,938	158,935
DFC Global Corp. (a)	3,378	61,311
EZCORP, Inc. (non-vtg.) Class A (a)	3,512	102,164
First Cash Financial Services, Inc. (a)	2,333	84,688
Netspend Holdings, Inc. (a)	6,822	43,047
Nicholas Financial, Inc.	993	11,002
QC Holdings, Inc.	1,821	6,537
World Acceptance Corp. (a)(d)	1,195	82,001
		560,926
Diversified Financial Services - 0.7%
Asset Acceptance Capital Corp. (a)	2,070	7,286
Asta Funding, Inc.	1,124	9,318
California First National Bancorp	901	14,281
CBOE Holdings, Inc.	7,334	197,431
CME Group, Inc.	5,108	1,273,322
Encore Capital Group, Inc. (a)	1,873	40,831
Interactive Brokers Group, Inc.	3,336	49,606
Life Partners Holdings, Inc. (d)	1,553	9,535
MarketAxess Holdings, Inc.	2,718	78,659
Marlin Business Services Corp.	1,512	19,656
NewStar Financial, Inc. (a)	3,787	37,453
PICO Holdings, Inc. (a)	1,834	40,605
Portfolio Recovery Associates, Inc. (a)	1,314	91,152
Resource America, Inc. Class A	1,085	5,360
The NASDAQ Stock Market, Inc. (a)	13,853	363,641
		2,238,136
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - 0.8%
21st Century Holding Co. (a)	878	$ 2,441
Alterra Capital Holdings Ltd.	7,841	179,951
American National Insurance Co.	1,970	141,249
Amerisafe, Inc. (a)	1,368	32,066
Amtrust Financial Services, Inc.	4,509	119,534
Arch Capital Group Ltd. (a)	10,189	384,839
Argo Group International Holdings, Ltd.	2,277	66,716
Baldwin & Lyons, Inc. Class B	1,289	28,358
Cincinnati Financial Corp.	12,407	367,868
CNinsure, Inc. ADR (a)(d)	2,816	17,769
Donegal Group, Inc. Class A	1,525	20,816
Eastern Insurance Holdings, Inc.	468	6,369
eHealth, Inc. (a)	1,971	29,900
EMC Insurance Group	1,709	35,000
Enstar Group Ltd. (a)	1,082	109,401
Erie Indemnity Co. Class A	3,848	283,944
Global Indemnity PLC (a)	1,582	29,805
Greenlight Capital Re, Ltd. (a)	2,430	57,931
Hallmark Financial Services, Inc. (a)	1,598	12,704
Harleysville Group, Inc.	2,246	132,447
Infinity Property & Casualty Corp.	923	53,008
Investors Title Co.	213	7,798
Kansas City Life Insurance Co.	814	26,243
Maiden Holdings Ltd.	5,377	46,780
National Interstate Corp.	1,751	40,851
National Western Life Insurance Co. Class A	280	40,611
Navigators Group, Inc. (a)	1,234	57,615
Presidential Life Corp.	2,652	27,103
Safety Insurance Group, Inc.	1,157	48,409
Selective Insurance Group, Inc.	3,984	65,656
State Auto Financial Corp.	3,084	36,761
Tower Group, Inc.	3,204	67,252
United Fire & Casualty Co.	1,973	38,651
		2,615,846
Real Estate Investment Trusts - 0.2%
American Capital Agency Corp.	16,867	483,914
American Capital Mortgage Investment Corp.	1,300	23,153
Gladstone Commercial Corp.	1,389	23,752
Investors Real Estate Trust (d)	7,209	50,607
Mission West Properties, Inc.	1,926	14,772
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Potlatch Corp.	3,464	$ 111,402
Retail Opportunity Investments Corp.	3,350	39,463
		747,063
Real Estate Management & Development - 0.1%
Altisource Portfolio Solutions SA (a)	1,950	92,840
Avatar Holdings, Inc. (a)	1,147	6,813
China HGS Real Estate, Inc. (a)	4,000	3,400
China Housing & Land Development, Inc. (a)(d)	4,266	4,906
China Real Estate Information Corp. ADR (a)	1,625	7,751
Elbit Imaging Ltd. (a)	2,178	6,425
FirstService Corp. (sub. vtg.) (a)	2,137	55,837
Stratus Properties, Inc. (a)	1,162	8,645
Thomas Properties Group, Inc.	2,004	5,952
ZipRealty, Inc. (a)	624	699
		193,268
Thrifts & Mortgage Finance - 0.8%
America First Tax Exempt Investors LP	2,764	14,373
ASB Bancorp, Inc.	402	4,671
Atlantic Coast Financial Corp. (a)	130	131
Bank Mutual Corp.	4,433	14,984
BankFinancial Corp.	1,864	10,476
Beneficial Mutual Bancorp, Inc. (a)	6,631	57,955
Berkshire Hills Bancorp, Inc.	1,503	29,940
BofI Holding, Inc. (a)	882	14,183
Brookline Bancorp, Inc., Delaware	4,768	38,335
Brooklyn Federal Bancorp, Inc. (a)	773	657
Camco Financial Corp. (a)	727	1,003
Capitol Federal Financial, Inc.	13,728	155,401
CFS Bancorp, Inc.	2,034	8,848
Charter Financial Corp., Georgia	1,600	16,576
Chicopee Bancorp, Inc. (a)	942	13,094
Citizens South Banking Corp., Delaware	1,285	4,857
Clifton Savings Bancorp, Inc.	1,915	19,399
Dime Community Bancshares, Inc.	2,984	35,331
Eagle Bancorp Montana, Inc.	1,310	12,877
ESB Financial Corp.	1,496	20,136
ESSA Bancorp, Inc.	1,042	11,577
First Advantage Bancorp	905	11,494
First Defiance Financial Corp.	1,088	15,874
First Federal Bancshares of Arkansas, Inc. (a)	1,752	8,602
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
First Financial Holdings, Inc.	1,653	$ 13,505
First Financial Northwest, Inc. (a)(d)	1,666	9,413
First Niagara Financial Group, Inc.	22,227	195,598
First PacTrust Bancorp, Inc.	1,274	14,524
Flushing Financial Corp.	2,335	30,215
Fox Chase Bancorp, Inc.	1,170	14,871
Heritage Financial Group, Inc.	1,347	14,736
HMN Financial, Inc. (a)	448	784
Home Federal Bancorp, Inc.	1,430	15,358
Hudson City Bancorp, Inc.	41,151	230,034
Kaiser Federal Financial Group, Inc.	1,220	14,640
Kearny Financial Corp.	6,648	65,416
Louisiana Bancorp, Inc. (a)	851	13,676
LSB Financial Corp. (a)	136	1,782
Meridian Interstate Bancorp, Inc. (a)	2,072	25,527
MutualFirst Financial, Inc.	1,656	11,625
NASB Financial, Inc. (a)	486	4,943
Northeast Community Bancorp, Inc.	696	4,072
Northwest Bancshares, Inc.	8,086	100,428
OceanFirst Financial Corp.	1,772	23,018
Oritani Financial Corp.	4,328	56,307
Parkvale Financial Corp.	706	16,330
People's United Financial, Inc.	27,923	347,641
Provident Financial Holdings, Inc.	1,514	13,959
Provident New York Bancorp	2,789	19,439
Prudential Bancorp, Inc. of Pennsylvania	1,172	5,790
Pulaski Financial Corp.	1,793	12,174
PVF Capital Corp. (a)	1,421	2,245
Riverview Bancorp, Inc. (a)	4,177	9,106
Rockville Financial, Inc.	3,809	38,661
Roma Financial Corp.	2,638	26,169
Severn Bancorp, Inc. (a)	677	1,720
SI Financial Group, Inc.	1,048	9,820
Territorial Bancorp, Inc.	974	19,188
TFS Financial Corp. (a)	24,717	228,879
Timberland Bancorp, Inc. (a)	250	990
Tree.com, Inc. (a)	969	5,330
Trustco Bank Corp., New York	5,917	31,183
United Community Financial Corp., Ohio (a)	1,934	1,895
United Financial Bancorp, Inc.	1,560	26,317
ViewPoint Financial Group	2,729	35,040
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Washington Federal, Inc.	8,413	$ 109,453
Waterstone Financial, Inc. (a)	2,022	4,812
Westfield Financial, Inc.	2,783	20,316
WSFS Financial Corp.	688	25,140
		2,392,843
TOTAL FINANCIALS		21,178,656
HEALTH CARE - 12.5%
Biotechnology - 6.0%
3SBio, Inc. sponsored ADR (a)	1,653	21,886
Aastrom Biosciences, Inc. (a)(d)	2,172	4,605
Acadia Pharmaceuticals, Inc. (a)	2,336	2,289
Achillion Pharmaceuticals, Inc. (a)	5,756	38,277
Acorda Therapeutics, Inc. (a)	2,897	67,066
AEterna Zentaris, Inc. (sub. vtg.) (a)	9,090	14,544
Affymax, Inc. (a)	3,457	18,218
Agenus, Inc. (a)(d)	1,609	3,894
Alexion Pharmaceuticals, Inc. (a)	14,147	971,333
Alkermes PLC (a)	10,612	162,257
Allos Therapeutics, Inc. (a)	7,271	9,670
Alnylam Pharmaceuticals, Inc. (a)	3,693	26,220
AMAG Pharmaceuticals, Inc. (a)	1,731	30,812
Amarin Corp. PLC ADR (a)	8,323	58,095
Amgen, Inc. (d)	71,285	4,128,114
Amicus Therapeutics, Inc. (a)	2,472	7,070
Amylin Pharmaceuticals, Inc. (a)	10,953	118,292
Anacor Pharmaceuticals, Inc.	2,000	10,060
Anthera Pharmaceuticals, Inc. (a)(d)	3,099	18,036
Ardea Biosciences, Inc. (a)	2,035	38,014
Arena Pharmaceuticals, Inc. (a)(d)	13,380	21,140
ARIAD Pharmaceuticals, Inc. (a)	10,258	124,019
ArQule, Inc. (a)	4,918	27,590
Array Biopharma, Inc. (a)	3,726	7,862
AspenBio Pharma, Inc. (a)	301	581
Astex Pharmaceuticals, Inc. (a)	7,419	11,203
Athersys, Inc. (a)	2,708	3,520
AVEO Pharmaceuticals, Inc. (a)	3,528	59,623
AVI BioPharma, Inc. (a)(d)	10,138	7,401
Avigen, Inc. rights (a)	1,684	0
BioCryst Pharmaceuticals, Inc. (a)	3,295	9,490
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Biogen Idec, Inc. (a)	18,672	$ 2,146,346
BioMarin Pharmaceutical, Inc. (a)	8,926	309,018
BioMimetic Therapeutics, Inc. (a)	2,643	8,299
Bionovo, Inc. (a)	640	186
Biosante Pharmaceuticals, Inc. (a)(d)	8,342	20,021
Biospecifics Technologies Corp. (a)(d)	868	13,055
Burcon NutraScience Corp. (a)	2,165	16,769
Celgene Corp. (a)	35,400	2,233,032
Cell Therapeutics, Inc. (a)(d)	12,963	14,519
Celldex Therapeutics, Inc. (a)	1,996	5,309
Cepheid, Inc. (a)	4,701	161,244
Chelsea Therapeutics International Ltd. (a)	4,899	25,475
China Biologic Products, Inc. (a)(d)	1,711	14,287
Cleveland Biolabs, Inc. (a)(d)	3,204	9,388
Clovis Oncology, Inc. (d)	1,507	19,395
Codexis, Inc. (a)	3,083	14,860
Cubist Pharmaceuticals, Inc. (a)	4,593	177,152
Curis, Inc. (a)(d)	6,461	23,324
Cyclacel Pharmaceuticals, Inc. (a)	6,783	3,935
Cytokinetics, Inc. (a)	4,127	4,210
Cytori Therapeutics, Inc. (a)	4,179	11,618
CytRx Corp. (a)(d)	5,744	2,013
Dendreon Corp. (a)(d)	10,771	93,061
Discovery Laboratories, Inc. (a)	618	976
DUSA Pharmaceuticals, Inc. (a)	2,662	9,823
Dyax Corp. (a)(d)	6,344	9,008
Dynavax Technologies Corp. (a)(d)	13,192	41,027
EntreMed, Inc. (a)	899	1,402
Enzon Pharmaceuticals, Inc. (a)(d)	3,917	27,693
Exact Sciences Corp. (a)	4,630	39,309
Exelixis, Inc. (a)	9,751	44,952
Galena Biopharma, Inc. (a)(d)	745	447
Genomic Health, Inc. (a)	2,164	58,839
Gentium SpA sponsored ADR (a)(d)	532	3,118
GenVec, Inc. (a)	764	2,101
Geron Corp. (a)(d)	8,872	14,816
Gilead Sciences, Inc. (a)	59,403	2,367,210
Grifols SA ADR (a)(d)	12,824	70,917
GTx, Inc. (a)	5,496	14,949
Halozyme Therapeutics, Inc. (a)(d)	7,473	70,844
Horizon Pharma, Inc.	1,500	7,815
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Human Genome Sciences, Inc. (a)	13,928	$ 106,828
Idenix Pharmaceuticals, Inc. (a)	7,108	54,021
Idera Pharmaceuticals, Inc. (a)	1,411	1,848
ImmunoGen, Inc. (a)	5,680	69,012
Immunomedics, Inc. (a)	5,451	18,315
Incyte Corp. (a)(d)	10,584	145,742
Infinity Pharmaceuticals, Inc. (a)	1,942	17,730
Inhibitex, Inc. (a)	7,040	102,784
Insmed, Inc. (a)	2,201	7,087
InterMune, Inc. (a)	4,644	84,335
Ironwood Pharmaceuticals, Inc. Class A (a)	4,704	56,777
Isis Pharmaceuticals, Inc. (a)(d)	7,855	58,284
Keryx Biopharmaceuticals, Inc. (a)(d)	5,121	13,519
Lexicon Pharmaceuticals, Inc. (a)	25,374	29,688
Lexicon Pharmaceuticals, Inc. rights 12/22/11 (a)	25,374	1,015
Ligand Pharmaceuticals, Inc.:
Class B (a)	1,504	17,642
CVR rights 12/31/11 (a)	1,933	0
General CVR (a)	1,518	39
Glucagon CVR (a)	1,518	27
H3 CVR rights 12/31/11 (a)	1,639	0
MRK CVR rights 12/31/11 (a)	1,639	0
rights (a)	1,518	46
TR Beta CVR (a)	1,518	21
MannKind Corp. (a)(d)	9,598	29,370
Marina Biotech, Inc. (a)	2,223	341
Marshall Edwards, Inc. (a)(d)	544	555
Maxygen, Inc.	3,058	17,400
Medivation, Inc. (a)	2,947	135,415
Metabolix, Inc. (a)	2,402	11,434
Micromet, Inc. (a)	7,307	44,792
Momenta Pharmaceuticals, Inc. (a)	3,916	58,897
Myrexis, Inc. (a)	2,341	6,227
Myriad Genetics, Inc. (a)	6,488	137,870
Nabi Biopharmaceuticals (a)	3,990	7,222
Nanosphere, Inc. (a)	2,685	4,323
Neurocrine Biosciences, Inc. (a)	4,029	26,350
NeurogesX, Inc. (a)(d)	1,369	1,259
NewLink Genetics Corp.	1,309	9,163
Novavax, Inc. (a)(d)	7,440	10,267
NPS Pharmaceuticals, Inc. (a)	7,006	39,794
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Nymox Pharmaceutical Corp. (a)(d)	3,188	$ 26,205
Omeros Corp. (a)	2,026	7,760
OncoGenex Pharmaceuticals, Inc. (a)	1,058	12,611
Oncolytics Biotech, Inc. (a)(d)	4,695	19,333
Oncothyreon, Inc. (a)	3,910	27,292
ONYX Pharmaceuticals, Inc. (a)	5,154	227,291
Orchid Cellmark, Inc. (a)	2,602	6,973
OREXIGEN Therapeutics, Inc. (a)	3,466	6,204
Osiris Therapeutics, Inc. (a)(d)	2,459	11,434
OXiGENE, Inc. (a)	80	81
Oxygen Biotherapeutics, Inc. (a)(d)	1,500	2,925
PDL BioPharma, Inc.	13,529	86,586
Peregrine Pharmaceuticals, Inc. (a)(d)	4,464	4,375
Pharmacyclics, Inc. (a)	4,881	74,338
Pharmasset, Inc. (a)	5,909	774,020
Pluristem Therapeutics, Inc. (a)(d)	3,372	8,295
Poniard Pharmaceuticals, Inc. (a)	209	984
Progenics Pharmaceuticals, Inc. (a)	3,007	20,207
QLT, Inc. (a)	4,361	30,004
Raptor Pharmaceutical Corp. (a)	3,878	21,407
Regeneron Pharmaceuticals, Inc. (a)	7,006	416,297
Repligen Corp. (a)	3,646	12,323
Rigel Pharmaceuticals, Inc. (a)	5,128	39,075
Sangamo Biosciences, Inc. (a)	4,425	13,408
Savient Pharmaceuticals, Inc. (a)(d)	5,462	13,710
SciClone Pharmaceuticals, Inc. (a)	4,363	19,677
Seattle Genetics, Inc. (a)(d)	8,698	144,648
SIGA Technologies, Inc. (a)	3,606	7,573
Sinovac Biotech Ltd. (a)	4,346	10,257
Spectrum Pharmaceuticals, Inc. (a)	3,974	55,040
StemCells, Inc. (a)	1,913	3,329
Sunesis Pharmaceuticals, Inc. (a)	2,845	3,528
Synageva BioPharma Corp. (a)	1,371	23,951
Synta Pharmaceuticals Corp. (a)	3,543	14,845
Targacept, Inc. (a)	2,644	19,856
Telik, Inc. (a)	2,715	869
Theratechnologies, Inc. (a)	4,600	10,373
Theravance, Inc. (a)	6,888	160,766
Trius Therapeutics, Inc. (a)	1,800	13,356
United Therapeutics Corp. (a)	4,681	191,500
Vanda Pharmaceuticals, Inc. (a)	2,216	11,058
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Vertex Pharmaceuticals, Inc. (a)	16,115	$ 467,174
Vical, Inc. (a)(d)	5,241	23,113
XOMA Ltd. (a)(d)	1,862	2,700
Zalicus, Inc. (a)	9,513	8,848
ZIOPHARM Oncology, Inc. (a)(d)	4,831	25,121
		18,539,102
Health Care Equipment & Supplies - 1.8%
Abaxis, Inc. (a)	1,679	46,458
Abiomed, Inc. (a)	3,549	71,477
Accuray, Inc. (a)	5,503	22,067
Align Technology, Inc. (a)(d)	5,805	142,223
Alimera Sciences, Inc. (a)(d)	2,500	3,300
Alphatec Holdings, Inc. (a)(d)	5,917	12,071
Analogic Corp.	1,095	61,331
Angiodynamics, Inc. (a)	2,144	32,417
Anika Therapeutics, Inc. (a)	1,002	8,036
ArthroCare Corp. (a)	2,137	63,704
Atricure, Inc. (a)	1,732	17,562
Atrion Corp.	170	41,279
BioLase Technology, Inc. (d)	2,396	6,972
BSD Medical Corp. (a)	7,074	15,917
Cardica, Inc. (a)	1,278	2,748
Cardiovascular Systems, Inc. (a)	1,580	16,258
Cerus Corp. (a)(d)	5,389	16,113
China Medical Technologies, Inc. sponsored ADR (a)(d)	2,484	8,247
Conceptus, Inc. (a)	2,216	24,276
CONMED Corp. (a)	2,243	58,968
Cutera, Inc. (a)	1,010	7,908
Cyberonics, Inc. (a)	2,180	66,119
Cynosure, Inc. Class A (a)	700	8,575
Delcath Systems, Inc. (a)(d)	3,168	8,173
DENTSPLY International, Inc.	11,060	399,377
DexCom, Inc. (a)	4,859	38,969
DynaVox, Inc. Class A (a)	830	3,295
EDAP TMS SA sponsored ADR (a)(d)	1,813	3,010
Endologix, Inc. (a)	4,661	52,856
Exactech, Inc. (a)	1,007	15,216
Gen-Probe, Inc. (a)	3,731	235,016
Given Imaging Ltd. (a)(d)	2,235	39,738
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Hansen Medical, Inc. (a)(d)	2,938	$ 6,992
HeartWare International, Inc. (a)	1,047	72,243
Hologic, Inc. (a)	20,689	364,333
ICU Medical, Inc. (a)	1,041	45,814
IDEXX Laboratories, Inc. (a)(d)	4,536	341,062
Imris, Inc. (a)	3,300	9,739
Insulet Corp. (a)(d)	3,630	67,445
Integra LifeSciences Holdings Corp. (a)	2,187	70,268
Intuitive Surgical, Inc. (a)	2,997	1,301,327
IRIS International, Inc. (a)	1,884	18,294
Kensey Nash Corp. (a)	812	20,625
LeMaitre Vascular, Inc.	1,743	9,587
Mako Surgical Corp. (a)(d)	3,113	89,654
Masimo Corp.	4,499	92,949
Medical Action Industries, Inc. (a)	1,561	7,415
MELA Sciences, Inc. (a)(d)	1,612	7,770
Meridian Bioscience, Inc.	3,230	61,790
Merit Medical Systems, Inc. (a)	3,132	43,503
Natus Medical, Inc. (a)	2,216	18,548
Neogen Corp. (a)	2,104	74,124
NeuroMetrix, Inc. (a)	82	130
NuVasive, Inc. (a)	2,964	40,903
NxStage Medical, Inc. (a)	4,140	81,061
OraSure Technologies, Inc. (a)	3,377	32,082
Orthofix International NV (a)	1,423	48,766
Palomar Medical Technologies, Inc. (a)	1,877	15,504
Quidel Corp. (a)	3,281	59,550
Rochester Medical Corp. (a)	1,184	8,466
Rockwell Medical Technologies, Inc. (a)	1,656	12,503
RTI Biologics, Inc. (a)	5,687	24,283
Sirona Dental Systems, Inc. (a)	4,467	198,513
Solta Medical, Inc. (a)	4,423	10,040
SonoSite, Inc. (a)	1,178	48,769
Staar Surgical Co. (a)	2,835	27,868
Stereotaxis, Inc. (a)(d)	5,673	5,843
SurModics, Inc. (a)	1,470	18,228
Synergetics USA, Inc. (a)	2,800	16,352
Syneron Medical Ltd. (a)	2,826	30,521
Synovis Life Technologies, Inc. (a)	1,124	21,176
The Spectranetics Corp. (a)	2,907	20,756
ThermoGenesis Corp. (a)(d)	1,101	969
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Thoratec Corp. (a)	4,482	$ 136,342
Tornier BV	3,022	54,305
TranS1, Inc. (a)	1,691	2,790
Trinity Biotech PLC sponsored ADR	1,741	17,462
Unilife Corp. (a)	5,294	21,758
Utah Medical Products, Inc.	362	9,933
Vascular Solutions, Inc. (a)	1,180	12,720
Volcano Corp. (a)	4,204	103,713
Winner Medical Group, Inc. (a)(d)	1,800	5,976
Wright Medical Group, Inc. (a)	3,220	47,270
Young Innovations, Inc.	669	19,401
Zeltiq Aesthetics, Inc. (d)	2,348	33,576
Zoll Medical Corp. (a)	1,648	75,857
		5,536,544
Health Care Providers & Services - 1.4%
Air Methods Corp. (a)	973	78,541
Almost Family, Inc. (a)	863	12,919
Amedisys, Inc. (a)	2,171	25,770
American CareSource Holdings, Inc. (a)	1,100	330
American Dental Partners, Inc. (a)	1,575	29,673
AmSurg Corp. (a)	2,310	60,245
Bio-Reference Laboratories, Inc. (a)	2,262	28,049
BioScrip, Inc. (a)	4,119	25,291
CardioNet, Inc. (a)	1,581	3,668
Catalyst Health Solutions, Inc. (a)	3,858	200,693
Chindex International, Inc. (a)	1,481	13,655
Corvel Corp. (a)	957	45,658
Cross Country Healthcare, Inc. (a)	3,098	16,017
Express Scripts, Inc. (a)	37,710	1,721,462
Gentiva Health Services, Inc. (a)	2,288	13,316
Healthways, Inc. (a)	2,712	17,655
Henry Schein, Inc. (a)	7,192	462,733
HMS Holdings Corp. (a)	7,248	219,832
IPC The Hospitalist Co., Inc. (a)	1,313	60,529
LCA-Vision, Inc. (a)	1,176	3,316
LHC Group, Inc. (a)	1,484	20,628
LifePoint Hospitals, Inc. (a)	3,903	153,115
Lincare Holdings, Inc.	7,705	182,609
Magellan Health Services, Inc. (a)	2,380	120,571
MedQuist Holdings, Inc. (a)	3,902	36,445
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
MWI Veterinary Supply, Inc. (a)	943	$ 65,171
National Research Corp.	738	24,819
Patterson Companies, Inc.	9,536	287,701
PDI, Inc. (a)	1,717	10,869
Providence Service Corp. (a)	853	9,989
PSS World Medical, Inc. (a)(d)	4,281	104,371
RadNet, Inc. (a)	2,333	5,623
Sharps Compliance Corp. (a)	2,640	10,481
Sun Healthcare Group, Inc. (a)	1,840	5,667
The Ensign Group, Inc.	1,539	36,490
U.S. Physical Therapy, Inc.	940	18,490
VCA Antech, Inc. (a)	6,438	126,571
		4,258,962
Health Care Technology - 0.6%
Allscripts-Misys Healthcare Solutions, Inc. (a)	15,011	292,114
athenahealth, Inc. (a)	2,634	156,460
Cerner Corp. (a)	12,957	790,118
Computer Programs & Systems, Inc.	840	38,136
Epocrates, Inc. (a)	1,700	14,501
HealthStream, Inc. (a)	1,681	28,358
iCAD, Inc. (a)	4,747	2,896
MedAssets, Inc. (a)	4,491	42,934
Medidata Solutions, Inc. (a)	1,894	38,221
Merge Healthcare, Inc. (a)	7,249	39,217
Omnicell, Inc. (a)	2,544	41,111
Quality Systems, Inc.	4,448	157,237
SXC Health Solutions Corp. (a)	4,752	280,848
Transcend Services, Inc. (a)	1,025	27,778
		1,949,929
Life Sciences Tools & Services - 0.7%
Affymetrix, Inc. (a)	5,223	23,608
Albany Molecular Research, Inc. (a)	3,021	6,918
Apricus Biosciences, Inc. (a)(d)	2,588	11,413
Arrowhead Research Corp. (a)	535	3,301
BG Medicine, Inc.	1,419	6,584
Bruker BioSciences Corp. (a)	12,696	158,954
Combimatrix Corp. (a)	142	243
Complete Genomics, Inc.	2,200	8,140
Compugen Ltd. (a)	3,805	16,932
eResearchTechnology, Inc. (a)	4,207	19,268
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Life Sciences Tools & Services - continued
Fluidigm Corp. (a)	1,500	$ 20,235
Furiex Pharmaceuticals, Inc. (a)	710	12,780
Harvard Bioscience, Inc. (a)	2,115	9,348
ICON PLC sponsored ADR (a)	4,511	76,732
Illumina, Inc. (a)	9,860	274,305
Life Technologies Corp. (a)	13,772	533,390
Luminex Corp. (a)	3,105	64,460
Medtox Scientific, Inc.	957	13,436
Pacific Biosciences of California, Inc. (a)	4,115	11,728
PAREXEL International Corp. (a)	4,464	89,503
Pharmaceutical Product Development, Inc.	9,118	302,809
pSivida Corp. (a)	1,100	1,584
PURE Bioscience, Inc. (a)(d)	1,890	699
QIAGEN NV (a)(d)	18,239	271,943
Sequenom, Inc. (a)	7,112	29,728
SeraCare Life Sciences, Inc. (a)	1,401	4,007
Techne Corp.	2,837	191,469
		2,163,517
Pharmaceuticals - 2.0%
Acura Pharmaceuticals, Inc. (a)(d)	4,909	18,163
Adolor Corp. (a)	5,544	25,946
Aegerion Pharmaceuticals, Inc. (a)	1,865	29,896
Akorn, Inc. (a)	7,462	80,291
Alexza Pharmaceuticals, Inc. (a)	4,285	4,282
Ampio Pharmaceuticals, Inc. (a)(d)	2,700	19,602
Auxilium Pharmaceuticals, Inc. (a)	3,611	62,940
AVANIR Pharmaceuticals Class A (a)	8,701	21,404
Biodel, Inc. (a)	1,400	924
Cadence Pharmaceuticals, Inc. (a)	4,914	21,572
Cardiome Pharma Corp. (a)	5,488	11,196
Columbia Laboratories, Inc. (a)	6,149	13,282
Corcept Therapeutics, Inc. (a)(d)	7,129	22,528
Cornerstone Therapeutics, Inc. (a)	1,844	10,769
Cumberland Pharmaceuticals, Inc. (a)	1,718	10,239
DepoMed, Inc. (a)	3,719	18,112
Durect Corp. (a)	8,664	11,783
Echo Therapeutics, Inc. (a)(d)	2,817	7,043
Endo Pharmaceuticals Holdings, Inc. (a)	8,911	305,024
Endocyte, Inc.	3,058	31,467
Flamel Technologies SA sponsored ADR (a)	2,626	11,397
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Hi-Tech Pharmacal Co., Inc. (a)	1,068	$ 44,343
Impax Laboratories, Inc. (a)	4,943	99,552
Ista Pharmaceuticals, Inc. (a)	4,162	15,608
Jazz Pharmaceuticals, Inc. (a)	3,213	127,299
MAP Pharmaceuticals, Inc. (a)	2,449	33,674
Mylan, Inc. (a)	33,192	648,240
Nektar Therapeutics (a)(d)	8,502	42,510
Novogen Ltd. sponsored ADR (a)	97	47
NuPathe, Inc. (a)	1,000	2,220
Obagi Medical Products, Inc. (a)	1,285	12,991
Optimer Pharmaceuticals, Inc. (a)(d)	3,635	41,875
Pacira Pharmaceuticals, Inc.	1,000	7,320
Pain Therapeutics, Inc.	3,313	12,821
Perrigo Co.	7,109	695,971
Pozen, Inc. (a)	3,117	12,624
ProPhase Labs, Inc. (a)	1,566	2,255
Questcor Pharmaceuticals, Inc. (a)	4,864	218,637
Repros Therapeutics, Inc. (a)	372	1,920
Sagent Pharmaceuticals, Inc.	2,624	54,264
Salix Pharmaceuticals Ltd. (a)	4,833	213,329
Santarus, Inc. (a)	3,937	11,457
Shire PLC sponsored ADR	3,778	382,787
Skystar Bio-Pharmaceutical Co. Ltd. (a)	1,359	3,384
Somaxon Pharmaceuticals, Inc. (a)	2,940	2,087
Sucampo Pharmaceuticals, Inc. Class A (a)	1,103	4,103
Teva Pharmaceutical Industries Ltd. sponsored ADR	53,999	2,138,900
The Medicines Company (a)	4,774	90,276
Transcept Pharmaceuticals, Inc. (a)	1,571	10,950
ViroPharma, Inc. (a)	6,303	151,335
Vivus, Inc. (a)(d)	7,173	72,662
Warner Chilcott PLC (a)	20,284	318,864
XenoPort, Inc. (a)	3,198	15,286
Zogenix, Inc.	2,070	3,726
		6,231,177
TOTAL HEALTH CARE		38,679,231
INDUSTRIALS - 4.8%
Aerospace & Defense - 0.3%
AeroVironment, Inc. (a)	1,694	51,684
American Science & Engineering, Inc.	697	51,027
API Technologies Corp. (a)(d)	4,000	13,120
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
Applied Energetics, Inc. (a)	7,472	$ 635
Ascent Solar Technologies, Inc. (a)	1,977	1,384
Astronics Corp. (a)	811	28,920
BE Aerospace, Inc. (a)	7,830	304,979
Ceradyne, Inc. (a)	1,896	56,387
Elbit Systems Ltd. (d)	3,181	131,312
GeoEye, Inc. (a)	1,723	32,720
Innovative Solutions & Support, Inc. (a)	1,668	6,655
KEYW Holding Corp. (a)	1,900	15,447
Kratos Defense & Security Solutions, Inc. (a)	3,289	16,445
LMI Aerospace, Inc. (a)	964	16,002
Sypris Solutions, Inc. (a)	1,434	5,650
Taser International, Inc. (a)	4,353	26,205
TAT Technologies Ltd. (a)	863	3,961
		762,533
Air Freight & Logistics - 0.6%
Air Transport Services Group, Inc. (a)	5,013	24,263
Atlas Air Worldwide Holdings, Inc. (a)	1,983	83,782
C.H. Robinson Worldwide, Inc.	12,609	863,843
Expeditors International of Washington, Inc.	16,103	700,642
Forward Air Corp.	2,253	72,321
Hub Group, Inc. Class A (a)	3,214	95,713
Pacer International, Inc. (a)	2,247	9,617
Park-Ohio Holdings Corp. (a)	1,584	30,730
UTI Worldwide, Inc.	7,778	121,026
		2,001,937
Airlines - 0.2%
Allegiant Travel Co. (a)	1,679	87,442
Hawaiian Holdings, Inc. (a)	4,459	26,531
JetBlue Airways Corp. (a)	22,278	91,785
Pinnacle Airlines Corp. (a)	2,738	5,503
Republic Airways Holdings, Inc. (a)	4,760	18,231
Ryanair Holdings PLC sponsored ADR (a)	8,802	264,852
SkyWest, Inc.	4,083	49,527
Spirit Airlines, Inc. (a)	6,067	97,861
		641,732
Building Products - 0.1%
AAON, Inc.	1,827	40,030
American Woodmark Corp.	1,276	16,243
Apogee Enterprises, Inc.	2,050	21,730
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Building Products - continued
Builders FirstSource, Inc. (a)	6,715	$ 10,408
China Ceramics Co. Ltd. (a)	1,500	4,125
Gibraltar Industries, Inc. (a)	2,751	37,276
Insteel Industries, Inc.	1,187	12,380
Nortek, Inc. (a)	1,085	23,870
PGT, Inc. (a)	4,454	5,300
Universal Forest Products, Inc.	1,517	42,279
US Home Systems, Inc.	272	1,714
		215,355
Commercial Services & Supplies - 0.8%
A.T. Cross Co. Class A (a)	980	10,731
Acorn Energy, Inc.	1,217	6,584
Casella Waste Systems, Inc. Class A (a)	4,402	27,380
CECO Environmental Corp.	977	5,930
Cintas Corp.	10,237	311,205
Copart, Inc. (a)	5,174	232,468
Courier Corp.	1,323	14,619
EnerNOC, Inc. (a)(d)	1,893	18,627
Fuel Tech, Inc. (a)	2,055	11,898
G&K Services, Inc. Class A	1,298	38,810
Guanwei Recycling Corp. (a)	1,400	1,330
Healthcare Services Group, Inc.	4,923	88,909
Heritage-Crystal Clean, Inc. (a)	1,021	16,898
Herman Miller, Inc.	4,328	93,442
Industrial Services of America, Inc. (a)(d)	694	3,963
InnerWorkings, Inc. (a)(d)	3,775	34,277
Interface, Inc. Class A	4,547	52,291
Intersections, Inc.	1,282	13,243
Kimball International, Inc. Class B	2,252	13,670
McGrath RentCorp.	1,837	51,418
Mobile Mini, Inc. (a)	3,376	60,869
Multi-Color Corp.	1,573	41,244
Perma-Fix Environmental Services, Inc. (a)	4,865	7,541
R.R. Donnelley & Sons Co.	15,275	229,431
Standard Parking Corp. (a)	1,319	23,874
Stericycle, Inc. (a)	6,600	534,732
Swisher Hygiene, Inc. (Canada) (a)(d)	13,534	52,377
Sykes Enterprises, Inc. (a)	3,627	59,084
Team, Inc. (a)	1,545	42,271
Tetra Tech, Inc. (a)	4,748	106,308
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
United Stationers, Inc.	3,467	$ 116,283
US Ecology, Inc.	1,521	28,047
Virco Manufacturing Co.	1,086	1,868
WCA Waste Corp. (a)	2,105	10,336
		2,361,958
Construction & Engineering - 0.1%
Aegion Corp. (a)	3,185	48,285
Foster Wheeler AG (a)	9,165	170,011
Great Lakes Dredge & Dock Corp.	3,806	23,026
Integrated Electrical Services, Inc. (a)	652	1,650
Layne Christensen Co. (a)	1,467	36,704
MYR Group, Inc. (a)	1,479	25,942
Northwest Pipe Co. (a)	758	17,654
Primoris Services Corp.	3,816	54,264
Sterling Construction Co., Inc. (a)	1,382	17,565
UniTek Global Services, Inc. (a)	2,812	14,060
		409,161
Electrical Equipment - 0.3%
A123 Systems, Inc. (a)(d)	9,716	24,096
Active Power, Inc. (a)(d)	8,360	5,852
Altair Nanotechnologies, Inc. (a)	3,678	3,384
American Superconductor Corp. (a)(d)	3,754	14,903
Broadwind Energy, Inc. (a)	8,190	5,405
Capstone Turbine Corp. (a)(d)	21,352	22,206
China BAK Battery, Inc. (a)(d)	3,906	3,281
China Recycling Energy Corp. (a)	2,900	3,596
China Technology Development Group Corp. (a)(d)	3,489	3,454
Coleman Cable, Inc. (a)	1,787	15,761
Deswell Industries, Inc.	1,530	3,534
Ecotality, Inc. (a)	654	981
Encore Wire Corp.	1,808	46,863
Franklin Electric Co., Inc.	1,731	81,478
FuelCell Energy, Inc. (a)(d)	8,624	8,020
Fushi Copperweld, Inc. (a)(d)	2,905	22,354
Global Power Equipment Group, Inc. (a)	1,441	33,546
Highpower International, Inc. (a)	815	864
Hoku Corp. (a)(d)	4,244	3,438
Hydrogenics Corp. (a)(d)	700	4,046
II-VI, Inc. (a)	4,967	97,204
Jinpan International Ltd.	1,698	14,229
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - continued
Lihua International, Inc. (d)	1,829	$ 10,060
Lime Energy Co. (a)	1,937	6,121
LSI Industries, Inc.	2,044	13,266
Nexxus Lighting, Inc. (a)	956	1,166
Ocean Power Technologies, Inc. (a)(d)	1,435	5,266
Plug Power, Inc. (a)	631	1,401
Powell Industries, Inc. (a)	1,310	39,719
PowerSecure International, Inc. (a)	871	5,531
Preformed Line Products Co.	492	26,160
Satcon Technology Corp. (a)(d)	10,653	8,095
Ultralife Corp. (a)	1,473	6,702
Valence Technology, Inc. (a)(d)	16,044	14,631
Vicor Corp.	2,510	20,130
Woodward, Inc.	5,412	229,144
		805,887
Industrial Conglomerates - 0.0%
Raven Industries, Inc.	1,597	96,203
Machinery - 1.1%
Altra Holdings, Inc. (a)	2,183	38,726
American Railcar Industries, Inc. (a)	1,790	42,584
Astec Industries, Inc. (a)	1,872	62,618
Chart Industries, Inc. (a)	2,226	135,474
China Valves Technology, Inc. (a)(d)	2,643	6,793
Cleantech Solutions International, Inc. (a)	1,970	493
Columbus McKinnon Corp. (NY Shares) (a)	1,499	18,827
Commercial Vehicle Group, Inc. (a)	2,120	23,744
Dynamic Materials Corp.	1,149	24,543
Energy Recovery, Inc. (a)(d)	3,989	11,488
Flow International Corp. (a)	3,549	9,298
Force Protection, Inc. (a)	5,486	30,283
FreightCar America, Inc. (a)	1,099	24,980
Gencor Industries, Inc. (a)	519	3,628
Hardinge, Inc.	1,062	9,367
Hurco Companies, Inc. (a)	804	19,079
Joy Global, Inc.	7,990	729,327
Key Technology, Inc. (a)	313	4,526
L.B. Foster Co. Class A	891	25,590
Lincoln Electric Holdings, Inc.	6,617	261,239
Makita Corp. sponsored ADR	331	11,532
MFRI, Inc. (a)	997	6,431
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Middleby Corp. (a)	1,571	$ 143,401
NN, Inc. (a)	1,502	9,898
Nordson Corp.	5,248	246,971
Omega Flex, Inc. (a)(d)	1,368	18,427
PACCAR, Inc.	28,020	1,136,771
PMFG, Inc. (a)	1,378	31,942
RBC Bearings, Inc. (a)	1,636	69,121
Shengkai Innovations, Inc. (a)	2,051	1,354
SmartHeat, Inc. (a)	3,800	1,711
Sun Hydraulics Corp.	1,922	48,358
Tecumseh Products Co.:
Class A (non-vtg.) (a)	1,265	6,553
Class B (a)	262	1,336
TriMas Corp. (a)	2,598	53,025
Twin Disc, Inc.	850	36,040
Westport Innovations, Inc. (a)	3,673	101,632
Wuhan General Group China Ltd. (a)	1,750	595
		3,407,705
Marine - 0.0%
DryShips, Inc. (a)(d)	33,095	74,464
Eagle Bulk Shipping, Inc. (a)(d)	4,473	4,965
Euroseas Ltd.	2,727	7,608
FreeSeas, Inc. (a)	343	220
Newlead Holdings Ltd. (a)	1,300	832
Seanergy Martime Holdings Corp. (a)	799	2,357
Star Bulk Carriers Corp.	6,130	7,172
TBS International Ltd. Class A (a)	2,262	554
Ultrapetrol (Bahamas) Ltd. (a)(d)	2,469	6,691
		104,863
Professional Services - 0.4%
51job, Inc. sponsored ADR (a)	778	35,313
Acacia Research Corp. - Acacia Technologies (a)	3,249	113,130
Advisory Board Co. (a)	1,279	92,574
Barrett Business Services, Inc.	849	16,216
CoStar Group, Inc. (a)	2,085	138,736
CRA International, Inc. (a)	945	19,297
Exponent, Inc. (a)	1,070	50,697
Heidrick & Struggles International, Inc.	1,475	31,418
Hudson Highland Group, Inc. (a)	2,817	13,296
Huron Consulting Group, Inc. (a)	1,912	66,385
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Professional Services - continued
ICF International, Inc. (a)	1,407	$ 36,498
Kelly Services, Inc. Class A (non-vtg.)	2,586	37,445
Kforce, Inc. (a)	3,428	41,993
Lightbridge Corp. (a)(d)	2,205	6,086
Odyssey Marine Exploration, Inc. (a)(d)	6,577	16,771
On Assignment, Inc. (a)	3,030	31,573
Pendrell Corp. (a)	14,775	40,336
RCM Technologies, Inc. (a)	2,327	12,519
Resources Connection, Inc.	3,700	39,590
RPX Corp.	3,430	48,432
Verisk Analytics, Inc. (a)	11,641	457,258
VSE Corp.	427	11,140
		1,356,703
Road & Rail - 0.5%
AMERCO (a)	1,486	115,908
Arkansas Best Corp.	1,921	36,730
Avis Budget Group, Inc. (a)	7,887	93,067
Covenant Transport Group, Inc. Class A (a)	1,650	5,066
Frozen Food Express Industries, Inc. (a)	1,931	2,703
Heartland Express, Inc.	7,785	107,044
J.B. Hunt Transport Services, Inc.	9,083	415,275
Landstar System, Inc.	3,900	180,453
Marten Transport Ltd.	1,728	31,899
Old Dominion Freight Lines, Inc. (a)	4,688	181,941
P.A.M. Transportation Services, Inc. (a)	668	6,353
Patriot Transportation Holding, Inc. (a)	1,327	30,229
Quality Distribution, Inc. (a)	2,343	23,664
Saia, Inc. (a)	1,454	16,910
Student Transportation, Inc.	5,100	33,052
Universal Truckload Services, Inc.	1,183	16,266
USA Truck, Inc. (a)	1,050	9,461
Vitran Corp., Inc. (a)	1,634	9,314
Werner Enterprises, Inc.	5,405	126,693
YRC Worldwide, Inc. (a)	164,241	5,289
Zipcar, Inc. (a)	3,095	49,396
		1,496,713
Trading Companies & Distributors - 0.4%
Aceto Corp.	2,071	14,186
Beacon Roofing Supply, Inc. (a)	3,588	70,074
DXP Enterprises, Inc. (a)	1,508	45,617
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Trading Companies & Distributors - continued
Essex Rental Corp. (a)(d)	2,219	$ 6,391
Fastenal Co.	22,796	949,453
H&E Equipment Services, Inc. (a)	2,677	34,025
Houston Wire & Cable Co.	1,495	16,789
Kaman Corp.	2,150	66,715
Lawson Products, Inc.	645	10,165
Rush Enterprises, Inc.:
Class A (a)	2,077	39,795
Class B (a)(d)	1,009	15,902
Titan Machinery, Inc. (a)	1,583	34,351
Willis Lease Finance Corp. (a)	1,056	12,292
		1,315,755
Transportation Infrastructure - 0.0%
Grupo Aeroportuario Norte SAB de CV ADR	550	7,673
TOTAL INDUSTRIALS		14,984,178
INFORMATION TECHNOLOGY - 51.5%
Communications Equipment - 6.6%
Acme Packet, Inc. (a)	5,375	179,686
ADTRAN, Inc.	5,267	173,969
Alvarion Ltd. (a)	5,431	4,616
Ambient Corp. (a)	1,100	6,732
Anaren, Inc. (a)	1,155	19,323
Arris Group, Inc. (a)	9,340	100,405
Aruba Networks, Inc. (a)	8,388	176,987
AudioCodes Ltd. (a)	2,694	9,429
Aviat Networks, Inc. (a)	4,784	8,420
Bel Fuse, Inc.:
Class A (d)	300	6,327
Class B (non-vtg.)	558	10,200
Black Box Corp.	1,429	40,769
Blue Coat Systems, Inc. (a)	3,351	60,318
Brocade Communications Systems, Inc. (a)	38,440	206,807
Ceragon Networks Ltd. (a)	3,191	25,528
China GrenTech Corp. Ltd. ADR (a)	1,452	3,935
China TechFaith Wireless Communication Technology Ltd. sponsored ADR (a)	1,783	3,013
Ciena Corp. (a)	8,216	99,496
Cisco Systems, Inc.	425,743	7,935,850
Cogo Group, Inc. (a)(d)	3,330	5,495
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Comtech Telecommunications Corp.	2,067	$ 62,609
Comverse Technology, Inc. (a)	17,311	113,387
Dialogic, Inc. (a)(d)	1,793	2,241
Digi International, Inc. (a)	2,136	23,475
Ditech Networks, Inc. (a)	1,208	1,063
DragonWave, Inc. (a)	2,480	10,540
EchoStar Holding Corp. Class A (a)	3,103	68,204
EMCORE Corp. (a)(d)	5,898	5,603
EXFO, Inc. (sub. vtg.) (a)	2,252	13,204
Extreme Networks, Inc. (a)(d)	7,442	22,475
F5 Networks, Inc. (a)	6,188	699,430
Finisar Corp. (a)	7,424	136,899
Gilat Satellite Networks Ltd. (a)	5,055	18,451
Globecomm Systems, Inc. (a)	1,887	25,833
Harmonic, Inc. (a)	8,706	46,751
Infinera Corp. (a)	8,141	56,173
InterDigital, Inc.	3,501	153,904
Ituran Location & Control Ltd.	2,960	37,770
Ixia (a)	5,463	60,093
JDS Uniphase Corp. (a)	18,054	198,233
KVH Industries, Inc. (a)	1,563	12,160
Loral Space & Communications Ltd. (a)	1,633	101,491
Meru Networks, Inc. (a)	1,641	7,713
Mitel Networks, Inc. (a)	3,745	9,587
NETGEAR, Inc. (a)	2,792	106,068
Network Engines, Inc. (a)	2,771	2,910
Network Equipment Technologies, Inc. (a)	1,783	3,120
NumereX Corp. Class A (a)	2,247	18,066
Oclaro, Inc. (a)(d)	3,681	11,448
Oplink Communications, Inc. (a)	1,737	28,678
Opnext, Inc. (a)	6,299	6,614
ORBCOMM, Inc. (a)	2,897	9,560
Orckit Communications Ltd. (a)	1,533	1,487
Parkervision, Inc. (a)(d)	2,588	2,588
PC-Tel, Inc.	2,538	17,741
Performance Technologies, Inc. (a)	470	935
Polycom, Inc. (a)	14,052	237,479
Powerwave Technologies, Inc. (a)	2,510	5,823
QUALCOMM, Inc.	129,850	7,115,780
RADWARE Ltd. (a)	1,538	41,772
Research In Motion Ltd. (a)	40,110	716,365
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Riverbed Technology, Inc. (a)	12,281	$ 319,306
ShoreTel, Inc. (a)	3,356	20,237
Sierra Wireless, Inc. (a)	2,705	17,716
Silicom Ltd. (a)	1,049	18,221
Sonus Networks, Inc. (a)	21,613	56,410
Sycamore Networks, Inc.	2,247	44,491
Symmetricom, Inc. (a)	3,327	17,134
Tekelec (a)	5,608	61,800
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	17,340	184,324
Telestone Technologies Corp. (a)(d)	578	2,566
Tellabs, Inc.	27,840	110,525
Telular Corp.	2,245	15,805
Tessco Technologies, Inc.	550	7,678
Ubiquiti Networks, Inc.	7,191	142,094
UTStarcom Holdings Corp. (a)	13,965	18,853
ViaSat, Inc. (a)	3,167	149,862
Westell Technologies, Inc. Class A (a)	3,694	8,238
Wi-Lan, Inc.	9,214	50,589
Zhone Technologies, Inc. (a)	2,208	1,965
ZST Digital Networks, Inc. (a)	576	1,169
		20,540,011
Computers & Peripherals - 10.6%
Apple, Inc. (a)	71,846	27,459,523
Avid Technology, Inc. (a)(d)	2,987	23,777
Concurrent Computer Corp. (a)	867	2,818
Cray, Inc. (a)	3,431	21,204
Dell, Inc. (a)	140,773	2,218,582
Dot Hill Systems Corp. (a)	4,517	6,053
Electronics for Imaging, Inc. (a)	4,539	67,132
Hutchinson Technology, Inc. (a)	1,552	2,468
iGO, Inc. (a)	2,072	1,347
Immersion Corp. (a)	2,166	13,169
Intevac, Inc. (a)	1,753	13,130
Logitech International SA (a)(d)	13,489	111,284
NetApp, Inc. (a)	28,628	1,054,369
Novatel Wireless, Inc. (a)	2,420	7,768
OCZ Technology Group, Inc. (a)(d)	4,861	33,978
Overland Storage, Inc. (a)	3,560	7,690
Presstek, Inc. (a)	2,467	1,320
QLogic Corp. (a)	8,040	119,957
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Rimage Corp.	799	$ 9,045
SanDisk Corp. (a)	18,365	905,578
Seagate Technology	32,605	557,546
Silicon Graphics International Corp. (a)	2,401	35,823
Smart Technologies, Inc. Class A (a)	3,897	17,653
STEC, Inc. (a)(d)	3,803	34,683
Stratasys, Inc. (a)	1,677	51,517
Super Micro Computer, Inc. (a)	2,842	38,623
Synaptics, Inc. (a)	2,571	83,455
Xyratex Ltd.	2,115	28,679
		32,928,171
Electronic Equipment & Components - 1.3%
Agilysys, Inc. (a)	2,256	18,341
Brightpoint, Inc. (a)	5,395	53,896
CalAmp Corp. (a)	2,414	9,970
Cognex Corp.	3,243	115,678
Coherent, Inc. (a)	2,140	108,712
Comverge, Inc. (a)(d)	2,385	3,244
Daktronics, Inc.	3,527	33,154
DDi Corp.	1,501	13,524
Digital Ally, Inc. (a)	1,439	1,043
DTS, Inc. (a)	1,270	36,563
Echelon Corp. (a)	3,399	16,723
Electro Rent Corp.	2,014	33,009
Electro Scientific Industries, Inc. (a)	2,113	27,828
FARO Technologies, Inc. (a)	1,271	61,580
FEI Co. (a)	2,952	119,143
Flextronics International Ltd. (a)	56,061	334,684
FLIR Systems, Inc.	12,636	339,403
Frequency Electronics, Inc. (a)	801	6,048
GSI Group, Inc. (a)	2,459	27,098
GTSI Corp. (a)	1,108	4,942
HLS Systems International Ltd. (a)(d)	3,944	34,904
I. D. Systems Inc. (a)	3,258	17,039
Identive Group, Inc. (a)(d)	4,784	9,281
Insight Enterprises, Inc. (a)	3,642	53,319
IPG Photonics Corp. (a)	3,674	140,824
Itron, Inc. (a)	3,033	107,459
LeCroy Corp. (a)	1,187	10,742
Littelfuse, Inc.	2,008	93,854
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
LoJack Corp. (a)	1,208	$ 2,778
LRAD Corp. (a)	2,260	4,023
Magal Security Systems Ltd. (a)(d)	1,252	5,283
Maxwell Technologies, Inc. (a)	2,392	40,592
Measurement Specialties, Inc. (a)	1,117	31,868
Mercury Computer Systems, Inc. (a)	2,318	31,965
Microvision, Inc. (a)(d)	9,861	4,448
Molex, Inc.	7,055	175,952
Molex, Inc. Class A (non-vtg.)	7,073	148,109
MTS Systems Corp.	1,435	57,658
Multi-Fineline Electronix, Inc. (a)	1,849	38,700
National Instruments Corp.	9,233	242,828
NetList, Inc. (a)	1,689	4,847
Newport Corp. (a)	2,741	35,715
Orbotech Ltd. (a)	2,915	29,879
OSI Systems, Inc. (a)	1,497	71,572
PC Connection, Inc.	2,121	21,486
PC Mall, Inc. (a)	1,383	7,911
Perceptron, Inc. (a)	784	4,124
Planar Systems, Inc. (a)	480	970
Plexus Corp. (a)	2,925	79,414
Power-One, Inc. (a)(d)	7,931	33,786
RadiSys Corp. (a)	1,899	8,242
Research Frontiers, Inc. (a)	1,108	4,199
Richardson Electronics Ltd.	1,588	19,644
Rofin-Sinar Technologies, Inc. (a)	2,231	53,678
Sanmina-SCI Corp. (a)	6,221	52,692
ScanSource, Inc. (a)	2,106	73,942
Tech Data Corp. (a)	3,757	184,957
Trimble Navigation Ltd. (a)	9,570	412,276
TTM Technologies, Inc. (a)	6,146	67,667
Universal Display Corp. (a)(d)	3,502	136,438
Viasystems Group, Inc. (a)	1,655	30,187
X-Rite, Inc. (a)(d)	7,258	34,838
Zygo Corp. (a)	1,222	19,955
		4,004,628
Internet Software & Services - 7.8%
Akamai Technologies, Inc. (a)	14,259	412,228
Ancestry.com, Inc. (a)	3,336	79,097
Angie's List, Inc. (d)	4,300	49,687
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Autobytel, Inc. (a)	3,159	$ 2,369
Baidu.com, Inc. sponsored ADR (a)	20,978	2,747,908
Carbonite, Inc. (d)	1,932	23,416
China Finance Online Co. Ltd. ADR (a)(d)	2,033	3,985
ChinaCache International Holdings Ltd. sponsored ADR (a)	450	2,201
comScore, Inc. (a)	2,337	46,436
Constant Contact, Inc. (a)(d)	2,142	46,867
Cornerstone OnDemand, Inc. (d)	3,500	56,420
CryptoLogic Ltd. (a)(d)	2,831	3,992
DealerTrack Holdings, Inc. (a)	3,247	84,097
Digital River, Inc. (a)	3,013	48,178
EarthLink, Inc.	8,516	53,651
EasyLink Services International Corp. (a)	2,278	9,682
eBay, Inc. (a)	99,649	2,948,614
eGain Communications Corp. (a)	3,258	17,267
Equinix, Inc. (a)	3,701	370,174
FriendFinder Networks, Inc. (a)	2,000	1,878
GigaMedia Ltd. (a)	5,039	4,265
Google, Inc. Class A (a)	19,706	11,811,579
HSW International, Inc. (a)	212	628
IAC/InterActiveCorp	6,402	268,116
InfoSpace, Inc. (a)	4,876	47,005
Internap Network Services Corp. (a)	4,621	23,983
Internet Initiative Japan, Inc. sponsored ADR	728	7,054
iPass, Inc.	4,991	7,287
j2 Global Communications, Inc.	3,695	100,171
Keynote Systems, Inc.	1,401	25,680
KIT Digital, Inc. (a)	3,302	29,454
Ku6 Media Co. Ltd. sponsored ADR (a)	2,051	2,543
Limelight Networks, Inc. (a)	7,958	24,511
Liquidity Services, Inc. (a)	2,232	76,022
LivePerson, Inc. (a)	4,012	50,471
Local.com Corp. (a)(d)	545	1,232
LogMeIn, Inc. (a)	1,878	80,773
LoopNet, Inc. (a)	2,688	48,518
Marchex, Inc. Class B	2,468	17,054
Market Leader, Inc. (a)	3,144	8,615
MercadoLibre, Inc.	3,445	302,092
ModusLink Global Solutions, Inc.	3,600	15,660
Move, Inc. (a)	3,598	23,387
NetEase.com, Inc. sponsored ADR (a)	5,939	267,790
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
NIC, Inc.	5,424	$ 70,512
Open Text Corp. (a)	4,605	262,543
OpenTable, Inc. (a)(d)	1,735	61,367
Openwave Systems, Inc. (a)	8,604	14,111
Perficient, Inc. (a)	2,306	19,832
Points International Ltd. (a)	1,800	16,236
QuinStreet, Inc. (a)	3,529	32,679
RADVision Ltd. (a)	1,551	7,429
RealNetworks, Inc.	2,721	20,652
Rediff.com India Ltd. sponsored ADR (a)(d)	371	2,935
Responsys, Inc.	3,469	28,931
RightNow Technologies, Inc. (a)	2,628	112,794
Saba Software, Inc. (a)	3,198	21,587
SciQuest, Inc. (a)	2,059	30,061
Selectica, Inc. (a)	245	823
Sify Technologies Ltd. sponsored ADR (a)(d)	1,965	8,410
SINA Corp. (a)	5,061	334,431
Sohu.com, Inc. (a)	2,990	147,826
SPS Commerce, Inc. (a)	1,000	23,450
Stamps.com, Inc.	1,389	38,017
Support.com, Inc. (a)	3,686	7,556
TechTarget, Inc. (a)	3,566	19,256
TheStreet.com, Inc.	1,783	3,085
Travelzoo, Inc. (a)(d)	1,276	35,715
Tudou Holdings Ltd. ADR (d)	400	4,808
United Online, Inc.	7,238	38,217
ValueClick, Inc. (a)	6,749	104,340
Velti PLC (a)	3,700	27,380
VeriSign, Inc.	12,908	433,451
VistaPrint Ltd. (a)(d)	3,214	105,130
Vocus, Inc. (a)	1,536	32,594
Web.com, Inc. (a)	3,558	36,683
WebMD Health Corp. (a)	4,838	175,232
WebMediaBrands, Inc. (a)	1,459	730
Yahoo!, Inc. (a)	97,543	1,532,401
Yandex NV (d)	10,077	221,492
Zillow, Inc. (a)(d)	1,400	31,346
Zix Corp. (a)(d)	5,859	16,171
		24,332,250
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - 2.2%
Acxiom Corp. (a)	7,300	$ 90,812
Automatic Data Processing, Inc.	37,592	1,920,575
Cardtronics, Inc. (a)	3,515	95,538
Cass Information Systems, Inc.	716	27,716
China Information Technology, Inc. (a)	3,300	3,036
Cognizant Technology Solutions Corp. Class A (a)	23,353	1,572,825
Computer Task Group, Inc. (a)	2,024	26,393
CSG Systems International, Inc. (a)	2,716	41,202
Dynamics Research Corp. (a)	900	8,775
Echo Global Logistics, Inc. (a)	1,882	29,585
Edgewater Technology, Inc. (a)	1,090	3,172
Euronet Worldwide, Inc. (a)	3,874	69,732
ExlService Holdings, Inc. (a)	2,333	62,058
Fiserv, Inc. (a)	10,769	620,941
Forrester Research, Inc.	1,711	55,385
Hackett Group, Inc. (a)	3,105	11,737
HiSoft Technology International Ltd. ADR (a)	1,960	23,187
iGate Corp. (d)	4,208	65,308
Information Services Group, Inc. (a)	2,794	3,493
Infosys Ltd. sponsored ADR (d)	6,516	336,356
Innodata Isogen, Inc. (a)	1,720	6,106
Jack Henry & Associates, Inc.	6,836	227,024
Lionbridge Technologies, Inc. (a)	3,727	8,311
LML Payment Systems, Inc. (a)	2,787	5,658
ManTech International Corp. Class A	1,708	57,730
Mattersight Corp. (a)	1,970	9,200
NCI, Inc. Class A (a)	868	10,503
Newtek Business Services, Inc. (a)	2,552	2,960
Online Resources Corp. (a)	2,603	6,898
Paychex, Inc.	27,595	803,290
PFSweb, Inc. (a)	1,898	6,263
PRG-Schultz International, Inc. (a)	1,378	8,296
Rainmaker Systems, Inc. (a)	1,909	1,052
Sapient Corp.	10,811	132,759
ServiceSource International, Inc.	5,919	78,959
Syntel, Inc.	3,253	155,624
Teletech Holdings, Inc. (a)	4,183	73,663
Tier Technologies, Inc. Class B (a)	2,301	7,984
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Virtusa Corp. (a)	2,080	$ 32,739
Yucheng Technologies Ltd. (a)(d)	1,788	4,005
		6,706,850
Office Electronics - 0.0%
Zebra Technologies Corp. Class A (a)	4,534	171,657
Semiconductors & Semiconductor Equipment - 8.4%
Actions Semiconductor Co. Ltd. ADR (a)	5,005	9,409
Advanced Analogic Technologies, Inc. (a)	3,735	21,458
Advanced Energy Industries, Inc. (a)	3,336	33,293
Aixtron AG sponsored ADR (d)	368	4,813
Alpha & Omega Semiconductor Ltd. (a)	2,548	22,320
Altera Corp.	24,820	934,969
Amkor Technology, Inc. (a)(d)	14,975	66,489
Amtech Systems, Inc. (a)	792	7,191
ANADIGICS, Inc. (a)	5,180	11,655
Applied Materials, Inc.	101,327	1,092,305
Applied Micro Circuits Corp. (a)	5,170	38,568
ARM Holdings PLC sponsored ADR	10,857	306,927
ASM International NV unit (d)	4,148	112,494
ASML Holding NV	8,643	341,658
Atmel Corp. (a)	36,218	321,254
ATMI, Inc. (a)	2,419	50,073
AuthenTec, Inc. (a)	4,640	14,106
Avago Technologies Ltd.	19,142	572,729
Axcelis Technologies, Inc. (a)	7,148	9,078
AXT, Inc. (a)	2,879	12,121
Broadcom Corp. Class A	37,090	1,125,496
Brooks Automation, Inc.	5,277	50,343
BTU International, Inc. (a)	667	2,008
Cabot Microelectronics Corp. (a)	2,133	88,669
Camtek Ltd. (a)	1,772	3,385
Canadian Solar, Inc. (a)(d)	3,257	9,478
Cascade Microtech, Inc. (a)	1,205	3,531
Cavium, Inc. (a)	3,818	124,620
Ceva, Inc. (a)	1,769	50,965
China Sunergy Co. Ltd. ADR (a)(d)	2,433	1,752
ChipMOS TECHNOLOGIES (Bermuda) Ltd. (a)	3,194	18,813
Cirrus Logic, Inc. (a)(d)	4,920	80,147
Cohu, Inc.	1,768	17,892
Cree, Inc. (a)	8,582	213,520
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Cymer, Inc. (a)	2,614	$ 116,898
Cypress Semiconductor Corp.	13,896	264,997
Diodes, Inc. (a)	3,379	69,270
DSP Group, Inc. (a)	1,709	10,049
Energy Conversion Devices, Inc. (a)(d)	2,972	981
Entegris, Inc. (a)	10,164	85,683
Entropic Communications, Inc. (a)	6,138	30,567
Exar Corp. (a)	3,484	21,949
Ezchip Semiconductor Ltd. (a)	2,049	66,244
First Solar, Inc. (a)(d)	6,533	312,669
FormFactor, Inc. (a)	3,771	22,324
FSI International, Inc. (a)(d)	4,179	10,865
GSI Technology, Inc. (a)	2,209	10,824
GT Advanced Technologies, Inc. (a)(d)	9,216	71,148
Hanwha Solarone Co. Ltd. ADR (a)	4,357	6,274
Himax Technologies, Inc. sponsored ADR	6,926	7,203
Hittite Microwave Corp. (a)	2,527	137,494
Ikanos Communications, Inc. (a)	7,650	6,449
Integrated Device Technology, Inc. (a)	11,612	67,350
Integrated Silicon Solution, Inc. (a)	2,319	21,636
Intel Corp.	406,578	10,127,858
Intermolecular, Inc.	3,000	26,490
Intersil Corp. Class A	10,826	115,080
IXYS Corp. (a)	2,709	31,262
JA Solar Holdings Co. Ltd. ADR (a)(d)	9,508	17,400
KLA-Tencor Corp.	12,824	591,186
Kopin Corp. (a)	4,804	16,910
Kulicke & Soffa Industries, Inc. (a)	5,205	47,366
Lam Research Corp. (a)	9,683	394,776
Lattice Semiconductor Corp. (a)	10,938	75,363
Linear Technology Corp.	17,521	536,668
LTX-Credence Corp. (a)	3,814	23,227
Marvell Technology Group Ltd. (a)	46,935	662,722
Mattson Technology, Inc. (a)	3,129	3,692
Maxim Integrated Products, Inc.	22,712	582,563
Mellanox Technologies Ltd. (a)	3,073	107,586
MEMSIC, Inc. (a)	1,776	4,973
Micrel, Inc.	4,977	51,761
Microchip Technology, Inc.	14,705	513,352
Micron Technology, Inc. (a)	76,712	459,505
Microsemi Corp. (a)	6,455	114,641
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Mindspeed Technologies, Inc. (a)(d)	3,673	$ 18,916
MIPS Technologies, Inc. (a)	3,771	18,101
MKS Instruments, Inc.	3,921	105,318
Monolithic Power Systems, Inc. (a)	2,721	32,761
MoSys, Inc. (a)	2,523	7,897
Nanometrics, Inc. (a)	1,596	26,286
Netlogic Microsystems, Inc. (a)	5,292	261,531
Nova Measuring Instruments Ltd. (a)	2,306	14,897
Novellus Systems, Inc. (a)	5,362	185,632
NVE Corp. (a)	362	21,206
NVIDIA Corp. (a)	46,271	723,216
NXP Semiconductors NV (a)	19,793	334,502
O2Micro International Ltd. sponsored ADR (a)	3,450	15,422
Omnivision Technologies, Inc. (a)	4,352	46,958
ON Semiconductor Corp. (a)	34,048	256,381
PDF Solutions, Inc. (a)	2,091	13,069
Pericom Semiconductor Corp. (a)	2,086	16,250
Photronics, Inc. (a)	4,347	25,169
Pixelworks, Inc. (a)	3,092	6,029
PLX Technology, Inc. (a)	3,185	9,842
PMC-Sierra, Inc. (a)	17,420	97,378
Power Integrations, Inc.	2,234	78,525
QuickLogic Corp. (a)	4,310	9,827
Rambus, Inc. (a)	8,487	67,726
Ramtron International Corp. (a)	3,073	5,900
RDA Microelectronics, Inc. sponsored ADR (d)	1,650	19,569
RF Micro Devices, Inc. (a)	22,847	142,337
Rubicon Technology, Inc. (a)	1,682	15,962
Rudolph Technologies, Inc. (a)	2,269	17,834
SemiLEDs Corp.	2,000	6,140
Semtech Corp. (a)	5,460	126,672
Sigma Designs, Inc. (a)	2,862	19,948
Silicon Image, Inc. (a)	6,374	31,296
Silicon Laboratories, Inc. (a)	3,669	158,574
Silicon Motion Technology Corp. sponsored ADR (a)	2,572	50,154
Siliconware Precision Industries Co. Ltd. sponsored ADR (d)	9,531	43,747
Skyworks Solutions, Inc. (a)	14,117	230,248
Spreadtrum Communications, Inc. ADR	3,188	78,903
Standard Microsystems Corp. (a)	1,802	45,104
SunPower Corp. (a)	7,622	59,604
Supertex, Inc. (a)	1,164	21,546
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Tessera Technologies, Inc. (a)	3,863	$ 67,023
Tower Semiconductor Ltd. (a)(d)	26,107	18,040
TranSwitch Corp. (a)	1,874	5,041
Trident Microsystems, Inc. (a)	15,927	4,061
TriQuint Semiconductor, Inc. (a)	12,296	53,734
Ultra Clean Holdings, Inc. (a)	1,865	10,537
Ultratech, Inc. (a)	2,009	46,609
Veeco Instruments, Inc. (a)	3,017	75,093
Vimicro International Corp. sponsored ADR (a)	1,883	3,220
Volterra Semiconductor Corp. (a)	1,860	45,570
Xilinx, Inc.	20,306	664,209
		26,078,298
Software - 14.6%
Accelrys, Inc. (a)	4,219	30,081
ACI Worldwide, Inc. (a)	3,034	91,263
Activision Blizzard, Inc.	87,644	1,088,538
Actuate Corp. (a)	4,500	29,700
Adobe Systems, Inc. (a)	37,883	1,038,752
Advent Software, Inc. (a)	4,059	109,593
Allot Communications Ltd. (a)	2,633	44,392
American Software, Inc. Class A	2,162	18,247
ANSYS, Inc. (a)	7,237	448,477
Ariba, Inc. (a)	7,748	235,152
AsiaInfo-Linkage, Inc. (a)	5,632	49,224
Aspen Technology, Inc. (a)	7,214	128,770
Authentidate Holding Corp. (a)	3,564	2,816
Autodesk, Inc. (a)	17,583	599,053
AutoNavi Holdings Ltd. ADR (a)	1,567	17,002
Blackbaud, Inc.	3,406	100,170
BluePhoenix Solutions Ltd. (a)(d)	1,138	761
BMC Software, Inc. (a)	13,572	483,978
Bottomline Technologies, Inc. (a)	2,582	58,095
BroadSoft, Inc. (a)	2,000	70,160
CA, Inc.	38,686	820,143
Cadence Design Systems, Inc. (a)	21,876	239,323
Callidus Software, Inc. (a)(d)	2,708	13,865
Changyou.com Ltd. (A Shares) ADR (a)	656	16,380
Check Point Software Technologies Ltd. (a)	15,979	884,278
China CGame, Inc. (a)	600	119
China TransInfo Technlgy Corp. (a)(d)	1,285	4,639
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Cinedigm Digital Cinema Corp. (a)	4,170	$ 5,880
Citrix Systems, Inc. (a)	14,457	1,032,085
ClickSoftware Technologies Ltd.	2,678	24,236
CommVault Systems, Inc. (a)	3,635	180,405
Compuware Corp. (a)	17,698	146,185
Concur Technologies, Inc. (a)	4,335	204,742
Convio, Inc. (a)	1,400	14,364
Deltek, Inc. (a)(d)	5,101	41,573
DemandTec, Inc. (a)(d)	2,883	21,911
Descartes Systems Group, Inc. (a)	5,283	36,620
Digimarc Corp. (a)	697	18,115
Ebix, Inc. (d)	2,948	63,382
Electronic Arts, Inc. (a)	25,387	588,725
EPIQ Systems, Inc.	2,750	37,125
ePlus, Inc. (a)(d)	1,018	28,270
Evolving Systems, Inc.	1,208	8,855
FalconStor Software, Inc. (a)	4,107	11,664
Fortinet, Inc. (a)	12,158	291,670
Fundtech Ltd.	1,244	28,898
Glu Mobile, Inc. (a)	4,837	14,946
Gravity Co. Ltd. sponsored ADR (a)	3,519	4,891
Guidance Software, Inc. (a)	2,847	17,281
Informatica Corp. (a)	8,295	372,902
Interactive Intelligence Group, Inc. (a)	1,472	32,826
Intuit, Inc.	23,359	1,243,633
JDA Software Group, Inc. (a)	3,179	100,202
KongZhong Corp. sponsored ADR (a)	1,876	8,592
Magic Software Enterprises Ltd. (a)	2,459	12,861
Magma Design Automation, Inc. (a)	4,785	27,370
Majesco Entertainment Co. (a)(d)	3,390	9,424
Manhattan Associates, Inc. (a)	1,715	77,415
Mentor Graphics Corp. (a)	8,512	108,443
MICROS Systems, Inc. (a)	6,162	290,662
Microsoft Corp.	649,033	16,602,264
MicroStrategy, Inc. Class A (a)	612	75,356
Mitek Systems, Inc. (a)(d)	1,600	11,728
Monotype Imaging Holdings, Inc. (a)	3,696	54,812
Motricity, Inc. (a)(d)	3,200	4,352
Net 1 UEPS Technologies, Inc. (a)	3,713	24,506
NetScout Systems, Inc. (a)	3,314	58,558
NetSol Technologies, Inc. (a)	5,254	2,365
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Nice Systems Ltd. sponsored ADR (a)	2,914	$ 97,852
Nuance Communications, Inc. (a)	23,512	577,925
Opnet Technologies, Inc.	1,706	60,853
Oracle Corp.	391,678	12,279,105
Parametric Technology Corp. (a)	9,346	194,677
Pegasystems, Inc. (d)	3,269	94,409
Perfect World Co. Ltd. sponsored ADR Class B (a)	3,211	33,555
Pervasive Software, Inc. (a)	1,282	8,000
Progress Software Corp. (a)	5,103	103,948
QAD, Inc.:
Class A	1,432	15,752
Class B	472	5,197
QLIK Technologies, Inc. (a)	6,353	173,882
Quest Software, Inc. (a)	6,696	120,997
RealPage, Inc. (a)	5,828	145,875
Retalix Ltd. (a)	2,087	30,262
Rovi Corp. (a)	8,884	246,531
S1 Corp. (a)	3,933	38,307
SeaChange International, Inc. (a)	2,919	23,381
Shanda Games Ltd. sponsored ADR (a)	6,211	27,950
Shanda Interactive Entertainment Ltd. sponsored ADR (a)(d)	1,622	64,994
Smith Micro Software, Inc. (a)	2,943	3,031
Sonic Foundry, Inc. (a)	478	3,466
Sourcefire, Inc. (a)	2,245	74,354
SRS Labs, Inc. (a)	1,406	9,069
SS&C Technologies Holdings, Inc. (a)	5,826	93,507
Symantec Corp. (a)	57,429	938,964
Synchronoss Technologies, Inc. (a)	2,905	86,830
Synopsys, Inc. (a)	11,240	314,383
Take-Two Interactive Software, Inc. (a)	6,453	90,019
Taleo Corp. Class A (a)	3,137	101,607
Tangoe, Inc. (a)	2,651	36,001
TeleCommunication Systems, Inc. Class A (a)	4,258	11,454
TeleNav, Inc. (a)	3,300	27,126
The9 Ltd. sponsored ADR (a)(d)	1,168	6,844
THQ, Inc. (a)(d)	5,677	9,651
TIBCO Software, Inc. (a)	13,078	358,337
TigerLogic Corp. (a)	4,013	8,187
TiVo, Inc. (a)	9,122	90,125
Trunkbow International Holdings Ltd. (a)	2,500	4,750
Ultimate Software Group, Inc. (a)	1,985	131,645
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Vasco Data Security International, Inc. (a)	3,123	$ 26,327
Verint Systems, Inc. (a)	3,412	96,525
Versant Corp. (a)	1,149	12,639
Wave Systems Corp. Class A (a)(d)	5,662	12,740
Websense, Inc. (a)	3,069	55,580
		45,509,678
TOTAL INFORMATION TECHNOLOGY		160,271,543
MATERIALS - 1.1%
Chemicals - 0.4%
A. Schulman, Inc.	2,257	46,652
ADA-ES, Inc. (a)	693	14,227
American Pacific Corp. (a)	617	4,992
Ampal-American Israel Corp. Class A (a)	2,681	965
Arabian American Development Co. (a)	2,565	16,108
Balchem Corp.	2,360	97,940
Cereplast, Inc. (a)(d)	820	877
Fuwei Films Holdings Co. Ltd. (a)	926	1,232
Gulf Resources, Inc. (a)	3,255	6,738
Hawkins, Inc.	781	30,857
Innophos Holdings, Inc.	1,784	87,862
Innospec, Inc. (a)	1,775	51,582
KMG Chemicals, Inc.	1,079	16,886
Landec Corp. (a)	2,417	14,381
Material Sciences Corp. (a)	1,000	8,200
Methanex Corp.	7,197	176,406
Nanophase Technologies Corp. (a)	626	285
Penford Corp. (a)	697	3,506
Senomyx, Inc. (a)	3,104	11,981
Sigma Aldrich Corp.	9,336	605,066
TPC Group, Inc. (a)	1,300	31,200
Yongye International, Inc. (a)(d)	4,112	19,368
Zoltek Companies, Inc. (a)	2,884	23,678
		1,270,989
Construction Materials - 0.0%
China Advanced Construction Materials Group, Inc. (a)	1,617	3,800
United States Lime & Minerals, Inc. (a)	477	26,340
		30,140
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Containers & Packaging - 0.1%
AEP Industries, Inc. (a)	553	$ 13,466
Silgan Holdings, Inc.	5,766	224,528
		237,994
Metals & Mining - 0.6%
Century Aluminum Co. (a)	7,076	68,142
China Gerui Adv Mat Group Ltd. (a)(d)	3,220	12,236
China Natural Resources, Inc. (a)	1,718	17,300
China Precision Steel, Inc. (a)(d)	3,260	1,402
DRDGOLD Ltd. sponsored ADR	2,313	15,520
Globe Specialty Metals, Inc.	5,615	83,832
Haynes International, Inc.	903	54,144
Horsehead Holding Corp. (a)	3,155	29,310
Kaiser Aluminum Corp.	1,455	67,803
Olympic Steel, Inc.	918	21,793
Pan American Silver Corp.	8,628	223,206
Qiao Xing Universal Telephone, Inc. (a)(d)	7,786	7,164
Randgold Resources Ltd. sponsored ADR	4,530	484,302
Royal Gold, Inc.	4,297	349,991
Schnitzer Steel Industries, Inc. Class A	1,840	85,358
Silver Standard Resources, Inc. (a)	5,917	87,039
SinoCoking Coal and Coke Chemical Industries, Inc. (a)(d)	1,300	4,199
Steel Dynamics, Inc.	17,080	225,114
Sutor Technology Group Ltd. (a)(d)	5,943	6,834
Universal Stainless & Alloy Products, Inc. (a)	559	21,141
US Energy Corp. (a)(d)	3,179	8,615
		1,874,445
Paper & Forest Products - 0.0%
Mercer International, Inc. (SBI) (a)	4,130	24,491
Pope Resources, Inc. LP	396	17,424
		41,915
TOTAL MATERIALS		3,455,483
TELECOMMUNICATION SERVICES - 1.3%
Diversified Telecommunication Services - 0.4%
8x8, Inc. (a)(d)	4,944	18,194
Alaska Communication Systems Group, Inc. (d)	3,895	20,838
Atlantic Tele-Network, Inc.	1,335	55,269
B Communications Ltd. (a)(d)	2,234	35,096
Boingo Wireless, Inc.	2,518	21,403
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Cbeyond, Inc. (a)	2,266	$ 16,791
City Telecom (HK) Ltd. sponsored ADR	1,671	18,665
Cogent Communications Group, Inc. (a)	3,394	57,732
Consolidated Communications Holdings, Inc.	2,653	49,001
Enternet Gold Golden Lines Ltd. (a)	1,546	19,495
FairPoint Communications, Inc. (a)	1,850	8,788
General Communications, Inc. Class A (a)	3,238	32,995
Globalstar, Inc. (a)(d)	22,812	10,014
Hawaiian Telcom Holdco, Inc. (a)	740	11,100
HickoryTech Corp.	1,808	19,544
Iridium Communications, Inc. (a)	5,293	37,633
Lumos Networks Corp.	1,653	24,183
Neutral Tandem, Inc. (a)	2,667	28,830
PAETEC Holding Corp. (a)	10,485	56,304
SureWest Communications	1,410	16,201
Towerstream Corp. (a)	3,771	7,806
tw telecom, inc. (a)	12,052	226,457
VocalTec Communications Ltd. (a)	850	21,760
Warwick Valley Telephone Co.	1,019	13,115
Windstream Corp.	38,699	455,100
		1,282,314
Wireless Telecommunication Services - 0.9%
America Movil SAB de CV Series A sponsored ADR	968	22,874
Clearwire Corp. Class A (a)(d)	18,525	32,975
FiberTower Corp. (a)(d)	5,318	1,384
Leap Wireless International, Inc. (a)	5,982	54,257
Linktone Ltd. sponsored ADR (a)	452	583
NII Holdings, Inc. (a)	13,403	308,403
NTELOS Holdings Corp.	2,403	50,727
Partner Communications Co. Ltd. ADR	1,446	13,824
SBA Communications Corp. Class A (a)	8,795	359,628
Shenandoah Telecommunications Co.	1,983	21,892
USA Mobility, Inc.	1,749	24,521
Vodafone Group PLC sponsored ADR	69,165	1,877,830
		2,768,898
TOTAL TELECOMMUNICATION SERVICES		4,051,212
Common Stocks - continued
	Shares	Value
UTILITIES - 0.1%
Electric Utilities - 0.1%
MGE Energy, Inc.	1,970	$ 88,138
Otter Tail Corp.	2,841	61,593
		149,731
Gas Utilities - 0.0%
China Natural Gas, Inc. (a)(d)	1,300	2,496
Delta Natural Gas Co., Inc.	605	20,201
		22,697
Independent Power Producers & Energy Traders - 0.0%
Synthesis Energy Systems, Inc. (a)(d)	3,632	5,048
Water Utilities - 0.0%
Artesian Resources Corp. Class A	1,302	24,087
Cadiz, Inc. (a)	828	7,071
Connecticut Water Service, Inc.	871	25,259
Consolidated Water Co., Inc.	1,157	9,522
Middlesex Water Co.	1,342	24,827
Pure Cycle Corp. (a)	3,377	6,349
Tri-Tech Holding, Inc. (a)	664	2,576
York Water Co.	1,176	21,086
		120,777
TOTAL UTILITIES		298,253
TOTAL COMMON STOCKS (Cost $235,110,670)		305,867,865
U.S. Treasury Obligations - 0.3%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.02% to 0.1% 12/15/11 to 3/15/12 (e) (Cost $899,953)	$ 900,000	899,983
Money Market Funds - 5.3%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b)	3,950,558	$ 3,950,558
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	12,622,546	12,622,546
TOTAL MONEY MARKET FUNDS (Cost $16,573,104)		16,573,104
TOTAL INVESTMENT PORTFOLIO - 103.9% (Cost $252,583,727)		323,340,952
NET OTHER ASSETS (LIABILITIES) - (3.9)%		(12,213,325)
NET ASSETS - 100%		$ 311,127,627
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
116 CME E-mini NASDAQ 100 Index Contracts	Dec. 2011	$ 5,324,400	$ 310,418
The face value of futures purchased as a percentage of net assets is 1.7%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $899,983.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 12,663
Fidelity Securities Lending Cash Central Fund	445,710
Total	$ 458,373
Other Information

The following is a summary of the inputs used, as of November 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 50,185,031	$ 50,185,031	$ -	$ -
Consumer Staples	7,415,880	7,415,880	-	-
Energy	5,348,398	5,348,398	-	-
Financials	21,178,656	21,178,433	223	-
Health Care	38,679,231	38,678,216	1,015	-
Industrials	14,984,178	14,984,178	-	-
Information Technology	160,271,543	160,271,543	-	-
Materials	3,455,483	3,455,483	-	-
Telecommunication Services	4,051,212	4,051,212	-	-
Utilities	298,253	295,757	-	2,496
U.S. Government and Government Agency Obligations	899,983	-	899,983	-
Money Market Funds	16,573,104	16,573,104	-	-
Total Investments in Securities:	$ 323,340,952	$ 322,437,235	$ 901,221	$ 2,496
Derivative Instruments:
Assets
Futures Contracts	$ 310,418	$ 310,418	$ -	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 15,872
Total Realized Gain (Loss)	(22,345)
Total Unrealized Gain (Loss)	11,497
Cost of Purchases	6
Proceeds of Sales	(9,099)
Amortization/Accretion	-
Transfers in to Level 3	6,565
Transfers out of Level 3	-
Ending Balance	$ 2,496
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at November 30, 2011	$ (4,040)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of November 30, 2011. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 310,418	$ -
Total Value of Derivatives	$ 310,418	$ -

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Income Tax Information

At November 30, 2011, the Fund had a capital loss carryforward of approximately $7,792,694 of which $5,238,336, $260,007, $2,223,511 and $70,840 will expire in fiscal 2016, 2017, 2018 and 2019, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	November 30, 2011

Assets
Investment in securities, at value (including securities loaned of $12,711,033) - See accompanying schedule: Unaffiliated issuers (cost $236,010,623)	$ 306,767,848
Fidelity Central Funds (cost $16,573,104)	16,573,104
Total Investments (cost $252,583,727)		$ 323,340,952
Receivable for investments sold		337,384
Receivable for fund shares sold		401,524
Dividends receivable		541,377
Distributions receivable from Fidelity Central Funds		64,192
Receivable for daily variation margin on futures contracts		207,808
Prepaid expenses		1,030
Receivable from investment adviser for expense reductions		54,614
Other receivables		2,233
Total assets		324,951,114

Liabilities
Payable to custodian bank	$ 366
Payable for investments purchased	139,105
Payable for fund shares redeemed	823,798
Accrued management fee	61,831
Distribution and service plan fees payable	45,567
Other affiliated payables	47,028
Other payables and accrued expenses	83,246
Collateral on securities loaned, at value	12,622,546
Total liabilities		13,823,487

Net Assets		$ 311,127,627
Net Assets consist of:
Paid in capital		$ 247,078,958
Undistributed net investment income		2,154,859
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(9,173,839)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		71,067,649
Net Assets, for 8,878,053 shares outstanding		$ 311,127,627
Net Asset Value, offering price and redemption price per share ($311,127,627 ÷ 8,878,053 shares)		$ 35.04

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended November 30, 2011

Investment Income
Dividends		$ 3,167,978
Interest		1,074
Income from Fidelity Central Funds (including $445,710 from security lending)		458,373
Total income		3,627,425

Expenses
Management fee	$ 759,156
Transfer agent fees	445,240
Distribution and service plan fees	189,823
Licensing fees	189,823
Accounting and security lending fees	124,219
Custodian fees and expenses	13,760
Independent trustees' compensation	1,744
Registration fees	43,208
Audit	52,670
Legal	1,023
Miscellaneous	3,043
Total expenses before reductions	1,823,709
Expense reductions	(717,237)	1,106,472
Net investment income (loss)		2,520,953
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(1,457,463)
Foreign currency transactions	(30)
Futures contracts	415,823
Total net realized gain (loss)		(1,041,670)
Change in net unrealized appreciation (depreciation) on: Investment securities	14,769,313
Assets and liabilities in foreign currencies	7
Futures contracts	388,776
Total change in net unrealized appreciation (depreciation)		15,158,096
Net gain (loss)		14,116,426
Net increase (decrease) in net assets resulting from operations		$ 16,637,379

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended November 30, 2011	Year ended November 30, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,520,953	$ 1,854,282
Net realized gain (loss)	(1,041,670)	(2,137,136)
Change in net unrealized appreciation (depreciation)	15,158,096	38,867,967
Net increase (decrease) in net assets resulting from operations	16,637,379	38,585,113
Distributions to shareholders from net investment income	(1,909,533)	(1,165,841)
Share transactions Proceeds from sales of shares	124,909,475	107,954,188
Reinvestment of distributions	1,821,297	1,117,280
Cost of shares redeemed	(110,586,151)	(87,310,674)
Net increase (decrease) in net assets resulting from share transactions	16,144,621	21,760,794
Redemption fees	104,833	68,572
Total increase (decrease) in net assets	30,977,300	59,248,638

Net Assets
Beginning of period	280,150,327	220,901,689
End of period (including undistributed net investment income of $2,154,859 and undistributed net investment income of $1,608,695, respectively)	$ 311,127,627	$ 280,150,327
Other Information Shares
Sold	3,529,453	3,473,521
Issued in reinvestment of distributions	51,933	38,132
Redeemed	(3,103,163)	(2,852,299)
Net increase (decrease)	478,223	659,354

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended November 30,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 33.35	$ 28.54	$ 20.48	$ 35.88	$ 32.95
Income from Investment Operations
Net investment income (loss) B	.28	.22	.18	.22	.18
Net realized and unrealized gain (loss)	1.63	4.73	8.07	(14.96)	3.07
Total from investment operations	1.91	4.95	8.25	(14.74)	3.25
Distributions from net investment income	(.23)	(.15)	(.20)	(.18)	(.10)
Distributions from net realized gain	-	-	-	(.50)	(.25)
Total distributions	(.23)	(.15)	(.20)	(.68)	(.35)
Redemption fees added to paid in capital B	.01	.01	.01	.02	.03
Net asset value, end of period	$ 35.04	$ 33.35	$ 28.54	$ 20.48	$ 35.88
Total Return A	5.74%	17.45%	40.70%	(41.83)%	10.05%
Ratios to Average Net Assets C, E
Expenses before reductions	.58%	.58%	.62%	.61%	.60%
Expenses net of fee waivers, if any	.35%	.35%	.35%	.35%	.35%
Expenses net of all reductions	.35%	.35%	.35%	.35%	.35%
Net investment income (loss)	.80%	.73%	.75%	.72%	.52%
Supplemental Data
Net assets, end of period (000 omitted)	$ 311,128	$ 280,150	$ 220,902	$ 118,655	$ 190,571
Portfolio turnover rate D	12%	8%	3%	13%	18%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended November 30, 2011

1. Organization.

Fidelity Nasdaq Composite Index Fund (the Fund) is a fund of Fidelity Commonwealth Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit

Annual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of November 30, 2011, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are

Annual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of November 30, 2011, the Fund did not have any unrecognized tax benefits in the financial statements. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, partnerships, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 104,003,806
Gross unrealized depreciation	(34,074,542)
Net unrealized appreciation (depreciation) on securities and other investments	$ 69,929,264

Tax Cost	$ 253,411,688

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 2,177,425
Capital loss carryforward	$ (7,792,694)
Net unrealized appreciation (depreciation)	$ 69,906,704

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund's first fiscal year end subject to the Act will be November 30, 2012.

The tax character of distributions paid was as follows:

	November 30, 2011	November 30, 2010
Ordinary Income	$ 1,909,533	$ 1,165,841

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days are subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting

Annual Report

3. Significant Accounting Policies - continued

New Accounting Pronouncement - continued

arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund used derivative instruments (derivatives), including futures contracts, in order to meet its investment objectives. The strategy is to use derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. Counterparty risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized

Annual Report

Notes to Financial Statements - continued

4. Derivative Instruments - continued

Futures Contracts - continued

appreciation or (depreciation). This receivable and/or payable is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

The underlying face amount at value of open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end and is representative of activity for the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Certain risks arise upon entering into futures contracts, including the risk that an illiquid market limits the ability to close out a futures contract prior to settlement date.

During the period the Fund recognized net realized gain (loss) of $415,823 and a change in net unrealized appreciation (depreciation) of $388,776 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $56,957,924 and $36,655,371, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .24% of the Fund's average net assets.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by FMR for providing these services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted a Distribution and Service Plan. The Fund pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution fee based on .06% of the Fund's average net assets. FDC pays these fees to NASDAQ OMX Group for marketing services provided to the Fund. The Fund does not pay a service fee.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .14% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Licensing Fees. Under the terms of a license agreement, FMR pays NASDAQ OMX Group an annual licensing fee for the use of the NASDAQ Composite Index. FMR has entered into a sub-license agreement with the Fund whereby the Fund pays FMR the amount of the license fee at the rate of up to .06% of the Fund's average net assets.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $951 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security

Annual Report

Notes to Financial Statements - continued

8. Security Lending - continued

lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

FMR contractually agreed to waive expenses of the Fund to the extent annual operating expenses exceeded .35% of average net assets. This waiver will remain in place through January 31, 2013. Some expenses, for example interest expense, including commitment fees, are excluded from this waiver. During the period this waiver reduced the Fund's expenses by $717,217.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $20.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Commonwealth Trust and Shareholders of Fidelity Nasdaq Composite Index Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Nasdaq Composite Index Fund (the Fund), a fund of Fidelity Commonwealth Trust, including the schedule of investments, as of November 30, 2011, and the related statements of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2011, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Nasdaq Composite Index Fund as of November 30, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

January 20, 2012

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 226 funds advised by FMR or an affiliate. Mr. Curvey oversees 429 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. James C. Curvey is an interested person (as defined in the 1940 Act) and currently serves as Acting Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's equity and high income funds and another Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds. The asset allocation funds may invest in Fidelity funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. In addition, the Independent Trustees have worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. For example, a working group comprised of Independent Trustees and FMR has worked and continues to work to review the Fidelity funds' valuation-related activities, reporting and risk management. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
James C. Curvey (76)

Year of Election or Appointment: 2007

Mr. Curvey is Trustee and Acting Chairman of the Board of Trustees of certain Trusts. Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Ronald P. O'Hanley (54)

Year of Election or Appointment: 2011

Mr. O'Hanley is Director of FMR Co., Inc. (2010-present), Director of Fidelity Investments Money Management, Inc. (2010-present), Director of Fidelity Research & Analysis Company (2010-present), President of Fidelity Asset Management and Corporate Services and a member of Fidelity's Executive Committee (2010-present). Previously, Mr. O'Hanley served as President and Chief Executive Officer of BNY Mellon Asset Management (2007-2010). Mr. O'Hanley also served as Vice Chairman of Bank New York Mellon Corp. and a member of that firm's Executive Committee. Prior to the 2007 merger of The Bank of New York and Mellon Financial Corporation, he was Vice Chairman of Mellon Financial Corporation and President and Chief Executive Officer of Mellon Asset Management. He joined Mellon in February 1997. Mr. O'Hanley currently serves as Chairman of the Boston Public Library Foundation Board of Directors and sits on the Board of Directors of Beth Israel Deaconess Medical Center, the Board of Trustees of the Marine Biological Laboratory and the Advisory Board of the Maxwell School of Citizenship and Public Administration at Syracuse University. Mr. O'Hanley also chairs the Council on Asset Management for the Financial Services Roundtable and is a member of the Board of Directors of Institutional Investor's U.S. Institute.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Dennis J. Dirks (63)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Mr. Dirks is a member of the Independent Directors Council (IDC) Governing Council (2010-present) and Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (58)

Year of Election or Appointment: 2008

Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of Dave & Buster's, Inc. (restaurant and entertainment complexes, 2010-present), The Hillman Companies, Inc. (hardware wholesalers, 2010-present), and Bristol-Myers Squibb Company (global pharmaceuticals, 2007-present). Mr. Lacy is a member of the Board of Trustees of The National Parks Conservation Association (2006-present). Previously, Mr. Lacy served as Chairman of the Board of Trustees of the National Parks Conservation Association (2008-2011) and as a member of the Board of Directors for the Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (67)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is also a member of the Board of Directors of the Philharmonic Center for the Arts in Naples, Florida (1999-present); a member of the Board of Trustees of Fairfield University (2005-present); and a member of the Council on Foreign Relations (1994-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (67)

Year of Election or Appointment: 2008

Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present) and of Arcadia Resources Inc. (health care services and products, 2007-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

Robert W. Selander (61)

Year of Election or Appointment: 2011

Previously, Mr. Selander served as a Member of the Advisory Board of Fidelity's Equity and High Income Funds (2011), Executive Vice Chairman (2010), Chief Executive Officer (2009-2010), and President and Chief Executive Officer (1997-2009) of Mastercard, Inc.

Cornelia M. Small (67)

Year of Election or Appointment: 2005

Ms. Small is a member of the Board of Directors of the Teagle Foundation (2009-present). Ms. Small is also a member of the Investment Committee, and Chair (2008-present) and a member of the Board of Trustees of Smith College. In addition, Ms. Small serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson of the Investment Committee (2002-2008) of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (72)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Vice Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of Univar (global distributor of commodity and specialty chemicals, 2010-present), a Director of Teradata Corporation (data warehousing and technology solutions, 2008-present), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment, 2005-present). Mr. Stavropoulos is a special advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science.

David M. Thomas (62)

Year of Election or Appointment: 2008

Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (61)

Year of Election or Appointment: 2008

Mr. Wiley also serves as a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-present). Mr. Wiley serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production, 2005-present). In addition, Mr. Wiley also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-2010), as a Senior Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production, 2001-2005).

Annual Report

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Advisory Board Members and Executive Officers:

Correspondence intended for each executive officer, Edward C. Johnson 3d, and Peter S. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (81)

Year of Election or Appointment: 2011

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC, and also serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as a Trustee and Chairman of the Board of certain Fidelity Trusts, Chairman and a Director of FMR, Chairman and a Director of FMR Co., Inc., and President of FMR LLC (2006-2007).

Peter S. Lynch (67)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Kenneth B. Robins (42)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Equity and High Income Funds. Mr. Robins also serves as President and Treasurer (2010-present) and Assistant Treasurer (2009-present) of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Bruce T. Herring (46)

Year of Election or Appointment: 2006

Vice President of certain Equity Funds. Mr. Herring also serves as Chief Investment Officer and Director of Fidelity Management & Research (U.K.) Inc. (2010-present) and Group Chief Investments Officer of FMR. Previously, Mr. Herring served as Vice President (2005-2006) and Senior Vice President (2006-2007) of Fidelity Management & Research Company, Vice President of FMR Co., Inc. (2001-2007) and as a portfolio manager for Fidelity U.S. Equity Funds.

Brian B. Hogan (47)

Year of Election or Appointment: 2009

Vice President of Equity and High Income Funds. Mr. Hogan also serves as President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

Scott C. Goebel (43)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

William C. Coffey (42)

Year of Election or Appointment: 2009

Assistant Secretary of Fidelity's Equity and High Income Funds. Mr. Coffey also serves as Senior Vice President and Deputy General Counsel of FMR LLC (2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Holly C. Laurent (57)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (53)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Kenneth A. Rathgeber (64)

Year of Election or Appointment: 2004

Chief Compliance Officer of Fidelity's Equity and High Income Funds. Mr. Rathgeber is Chief Compliance Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present), Fidelity Management & Research (Japan) Inc. (2008-present), FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), Pyramis Global Advisors, LLC (2005-present), and Strategic Advisers, Inc. (2005-present).

Jeffrey S. Christian (50)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Joseph F. Zambello (54)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Adrien E. Deberghes (44)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Deberghes also serves as Vice President and Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II (2011-present), Assistant Treasurer of other Fidelity funds (2010- present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (42)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Equity and High Income Funds. Ms. Dorsey also serves as Deputy Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments (2008- present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

John R. Hebble (53)

Year of Election or Appointment: 2009

Assistant Treasurer of Fidelity's Equity and High Income Funds. Mr. Hebble also serves as President (2011-present), Treasurer, and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), President and Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments.

Gary W. Ryan (53)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (43)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The fund designates 97% of the dividend distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund designates 98% of the dividend distributed during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2012 of amounts for use in preparing 2011 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Nasdaq Composite Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2011 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board also noted that FMR has devoted increased resources to non-U.S. offices.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers, with 35 new branches opening since 2010.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) rationalizing product lines through the mergers of six funds into other funds; (iii) continuing to migrate the Freedom Funds to dedicated lower cost underlying funds; (iv) obtaining shareholder approval to broaden the investment strategies for Fidelity Consumer Finance Portfolio, Fidelity Emerging Asia Fund, and Fidelity Environment and Alternative Energy Portfolio; (v) contractually agreeing to reduce the management fees and impose other expense limitations on Spartan 500 Index Fund and U.S. Bond Index Fund in connection with launching new institutional classes of these funds; (vi) changing the name, primary and supplemental benchmarks, and investment policies of Fidelity Global Strategies Fund to support the fund's flexible investment mandate and global orientation; and (vii) reducing the transfer agency account fee rates on certain accounts.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured over multiple periods against a broad-based securities market index. The Board noted that FMR does not believe that a meaningful peer group exists against which to compare the fund's performance. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2010, the fund's cumulative total returns and the cumulative total returns of a broad-based securities market index ("benchmark").

Fidelity Nasdaq Composite Index Fund

The Board noted that the investment performance of the fund was lower than its benchmark for all the periods shown, primarily because the fund bears fees, expenses, and brokerage commissions while the benchmark does not. In addition, the Board noted that the performance of the fund and benchmark may vary due to valuation differences. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Annual Report

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 43% means that 57% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Nasdaq Composite Index Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2010.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of the fund's total expense ratio, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expense ratio ranked above its competitive median for 2010. The Board considered that various factors, including 12b-1 fees, positive or negative performance adjustments, and relatively higher other expenses in the case of small fund size, can affect total expense ratios. The Board also considered that, following discussions with the Board, FMR contractually agreed to waive a portion of its management fee until January 31, 2012, to the extent necessary to maintain the fund's total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses) at 35 basis points.

Annual Report

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable, although above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year and length of portfolio manager tenure for different categories of funds over time; (iii) Fidelity's compensation structure for portfolio managers and other key personnel and strategies for attracting and retaining non-investment personnel; (iv) the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (v) historical trends in Fidelity's realization of fall-out benefits; (vi) Fidelity's group fee structures and the rationale for the individual fee rates of certain funds; (vii) fund profitability methodology and the impact of certain factors on fund profitability results; (viii) trends regarding industry use of performance fee structures and Fidelity's compliance practices with respect to performance adjustment calculations; (ix) the fee structures in place for certain other Fidelity clients; and (x) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains distributions, and the effects of any sales charges.

Annual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Geode Capital Management, LLC

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

EIF-UANN-0112
1.795563.108

Fidelity®

Nasdaq Composite® Index Tracking Stock

Annual Report

November 30, 2011

Contents

Chairman's Message	(Click Here)	The Chairman's message to shareholders.
Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Premium/Discount Analysis	(Click Here)	Information regarding the fund's NAV and market price.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-FIDELITY to request a free copy of the proxy voting guidelines.

Nasdaq®, OMX®, NASDAQ OMX®, Nasdaq Composite® and The Nasdaq Stock Market®, Inc. are registered trademarks of The NASDAQ OMX Group, Inc. (which with its Affiliates are the Corporations) and are licensed for use by Fidelity. The product has not been passed on by the Corporations as to its legality or suitability. The product is not issued, endorsed or sold by the Corporations. The Corporations make no warranties and bear no liability with respect to shares of the product.

Annual Report

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(Acting chairman's photo appears here)

Dear Shareholder:

The unusually high level of volatility that global equity markets have experienced since early August continued through the end of November. Most major indexes were unable to gain much traction during this time frame, as concern about the sovereign debt crisis in Europe continued to overshadow strong corporate earnings and better-than-expected economic news. High-grade bonds, meanwhile, fared slightly better amid periodic flights to quality. Financial markets are difficult to predict, of course, but you can help put the odds in your favor by following these time-tested investment principles.

One of the basic tenets is to invest according to your time horizon. For long-term investors, riding out the markets' inevitable ups and downs has proven much more effective than making decisions based on short-term developments. If your goal is approaching, you can also benefit from patience and restraint, rather than attempting to time the market. No matter your time horizon, missing only a few of the markets' best days can significantly diminish returns. Patience also affords the benefits of compounding - earning interest on additional income or reinvested dividends and capital gains. While staying the course doesn't eliminate risk, it can considerably lessen the negative impact of short-term downturns.

Asset allocation is another principle to manage risk. As you spread your portfolio among the asset classes, be sure to consider your time horizon, risk tolerance and investment objectives. Younger investors may be better served by emphasizing equities, which historically have been the best-performing asset class over time. Investors who are nearing a specific goal, such as retirement or sending a child to college, may choose to favor bonds and other investments that have tended to be more stable. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. After deciding on a suitable allocation strategy, make sure your portfolio is adequately diversified, with exposure to stocks of small-, mid- and large-cap companies in a range of sectors, for example. And today, more than ever, geographic diversification should be taken into account.

Lastly, investing a certain amount of money on a regular basis - a principle known as dollar-cost averaging - can help lower the average cost of your purchases, while also giving you the discipline to avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to learn more by visiting us on the Internet, dropping by one of our Investor Centers or calling us by phone. It is our privilege to provide the resources you need to choose investments that are right for you.

Sincerely,

(Acting chairman's signature appears here)

James C. Curvey
Acting Chairman

Annual Report

Performance: The Bottom Line

The fund's net asset value per share (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing mutual fund shares as of the close of regular trading hours on The Nasdaq Stock Market, normally 4:00 p.m. Eastern time (or NYSE if NASDAQ is closed). The fund's market price performance is based on the daily closing price of the shares of the fund on The Nasdaq Stock Market.

Cumulative total returns reflect performance over the period shown generally by adding one year's return - positive or negative - to the next year's return. NAV and closing market price average annual returns reflect the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any), at NAV and Market Price, respectively, and assumes a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Cumulative Total Returns

Periods ended November 30, 2011	Past 1 year	Past 5 years	Life of fund A
Fidelity® Nasdaq Composite® Index Tracking Stock - NAV	5.75%	11.73%	51.07%
Fidelity® Nasdaq Composite® Index Tracking Stock - Market Price	5.53%	11.48%	50.66%
Nasdaq Composite® Index	5.93%	12.64%	53.97%

Average Annual Total Returns

Periods ended November 30, 2011	Past 1 year	Past 5 years	Life of fund A
Fidelity Nasdaq Composite Index Tracking Stock - NAV	5.75%	2.24%	5.17%
Fidelity Nasdaq Composite Index Tracking Stock - Market Price	5.53%	2.20%	5.13%

A From September 25, 2003.

Annual Report

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Nasdaq Composite Index Tracking Stock - NAV on September 25, 2003, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Nasdaq Composite® Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: U.S. stocks overcame a sharp summer drop to post solid gains for the year ending November 30, 2011. Bullishness in the first half of the period gave way to a sudden reversal in July and August, as debate over the U.S. debt ceiling, a downgrade of the country's long-term sovereign credit rating and more debt woes in Europe led the S&P 500® Index to its worst calendar-quarter finish in almost three years. However, in October, a possible solution to the eurozone debt crisis and encouraging U.S. economic data fueled a rally that pushed the broad-based index up roughly 11%, its highest monthly return since December 1991. Although a Congressional stalemate over deficit reductions kept volatility alive in November, the S&P 500® finished the year up 7.83%, while the blue-chip Dow Jones Industrial AverageSM added 12.39% and the technology-heavy Nasdaq Composite® Index rose 5.93%. Within the S&P 500®, sector performance was mixed, with financials (-10%) struggling, while the defensive utilities (+20%) and consumer staples (+16%) segments fared best. Small and mid-sized stocks posted more-modest gains than their large-cap counterparts, with the Russell 2000® and Russell Midcap® indexes adding 2.75% and 5.39%, respectively. Uncertainty in Europe hurt foreign developed-markets stocks, as the MSCI® EAFE® (Europe, Australasia, Far East) Index fell 4.01%.

Comments from James Francis, Senior Portfolio Manager of the Geode Capital Management, LLC, investment management team for Fidelity® Nasdaq Composite® Index Tracking Stock: For the year ending November 30, 2011, the fund returned 5.75%, roughly in line with the Nasdaq index, while the fund's market price return was 5.53%. Many of the fund's top individual contributors came from the technology sector - not surprising, given the group made up more than half the Nasdaq index on average. Consumer electronics and computer maker Apple, which topped the list, benefited from very strong sales. Semiconductor firm Intel saw better-than-expected sales growth, while Oracle rose on healthy profits. Other contributors included QUALCOMM a maker of chips for mobile phones; Internet search leader Google; and, in health care, biotechnology stock Biogen Idec. In contrast, the biggest individual laggard was Canada's Research In Motion (RIM), maker of the BlackBerry® smartphone series. RIM faced myriad difficulties during the year - sharply lower U.S. sales, weaker-than-anticipated earnings and a big decline in market share. Shares of video rental company Netflix fared poorly, as the firm struggled to maintain customers after an unpopular price increase. Israeli generic drug manufacturer Teva Pharmaceuticals endured a challenging year, while Broadcom, a maker of chips for television set-top boxes, also hurt.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Premium/Discount Analysis (Unaudited)

Shares of Fidelity® Nasdaq Composite® Index Tracking Stock (the fund) are listed on The Nasdaq Stock Market® and can be bought and sold on the secondary market at market prices. Although the market price is expected to approximate the fund's NAV, it is possible that the market price and NAV will vary significantly. The closing market price is the daily closing price as reported on The Nasdaq Stock Market.

Premiums or discounts are the differences (expressed as a basis point differential with 1 basis point equaling 1/100 of 1%) between the fund's NAV and closing market price. A premium indicates that the closing market price is trading above the NAV. A discount indicates that the closing market price is trading below the NAV. A discrepancy may exist with respect to the timing of when the NAV is calculated and the determination of the closing market price.

The chart below presents information about the differences between the fund's daily closing market price and the fund's NAV.

Periods Ended November 30, 2011

From December 1, 2006
to November 30, 2011	Closing Price Below NAV		Closing Price Above or Equal to NAV
Basis Point Differential	Number of Days	% of Total Days	Number of Days	% of Total Days
0 - <25	511	40.59%	407	32.33%
25 - <50	118	9.37%	85	6.75%
50 - <75	40	3.18%	34	2.70%
75 - <100	14	1.11%	10	0.79%
100 or above	20	1.59%	20	1.59%
Total	703	55.84%	556	44.16%

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2011 to November 30, 2011).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value June 1, 2011	Ending Account Value November 30, 2011	Expenses Paid During Period* June 1, 2011 to November 30, 2011
Actual	.30%	$ 1,000.00	$ 929.20	$ 1.45
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,023.56	$ 1.52

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Ten Stocks as of November 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	9.0	7.5
Microsoft Corp.	5.4	4.9
Oracle Corp.	4.0	4.0
Google, Inc. Class A	3.9	3.1
Intel Corp.	3.3	2.9
Cisco Systems, Inc.	2.6	2.2
QUALCOMM, Inc.	2.3	2.3
Amazon.com, Inc.	2.2	2.1
Amgen, Inc.	1.4	1.3
Comcast Corp. Class A	1.2	1.2
	35.3
Market Sectors as of November 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	52.3	51.2
Consumer Discretionary	16.4	16.1
Health Care	12.6	13.3
Financials	6.9	7.1
Industrials	4.9	5.2
Consumer Staples	2.4	2.3
Energy	1.8	1.8
Telecommunication Services	1.3	1.5
Materials	1.1	1.2
Utilities	0.1	0.1
Asset Allocation (% of fund's net assets)
To match the Nasdaq Composite Index, Fidelity Nasdaq Composite Index Tracking Stock seeks 100% investment exposure to stocks at all times.

Annual Report

Investments November 30, 2011

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
CONSUMER DISCRETIONARY - 16.4%
Auto Components - 0.2%
Amerigon, Inc. (a)	1,126	$ 17,656
Ballard Power Systems, Inc. (a)	4,911	6,452
China Automotive Systems, Inc. (a)(d)	976	3,748
China XD Plastics Co. Ltd. (a)	1,500	7,230
Dorman Products, Inc. (a)	813	31,447
Exide Technologies (a)	2,941	8,117
Federal-Mogul Corp. Class A (a)	3,831	55,933
Fuel Systems Solutions, Inc. (a)	788	14,026
Gentex Corp.	5,425	159,929
Quantum Fuel Systems Technologies Worldwide, Inc. (a)	365	467
Shiloh Industries, Inc.	795	6,710
SORL Auto Parts, Inc. (a)	706	2,033
Spartan Motors, Inc.	1,617	8,085
		321,833
Automobiles - 0.1%
Kandi Technologies Corp. (a)(d)	1,230	3,592
Tesla Motors, Inc. (a)(d)	4,025	131,779
		135,371
Distributors - 0.2%
Audiovox Corp. Class A (a)	1,512	10,947
Core-Mark Holding Co., Inc.	470	18,123
LKQ Corp. (a)	5,616	171,456
Pool Corp.	1,926	58,743
Weyco Group, Inc.	600	14,796
		274,065
Diversified Consumer Services - 0.5%
American Public Education, Inc. (a)	786	30,120
Apollo Group, Inc. Class A (non-vtg.) (a)	5,600	271,488
Archipelago Learning, Inc. (a)	1,052	11,046
Ascent Capital Group, Inc. (a)	730	33,967
Cambium Learning Group, Inc. (a)	1,422	4,550
Capella Education Co. (a)	696	23,664
Career Education Corp. (a)	3,323	23,460
ChinaCast Education Corp. (a)	1,400	6,944
Coinstar, Inc. (a)(d)	1,281	54,686
Corinthian Colleges, Inc. (a)	3,336	8,774
Education Management Corp. (a)(d)	5,400	120,312
Global Education & Technology Group Ltd. ADR (a)	330	3,548
Grand Canyon Education, Inc. (a)	1,755	27,115
Learning Tree International, Inc. (a)	981	6,789
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Diversified Consumer Services - continued
Lincoln Educational Services Corp.	1,060	$ 7,791
Matthews International Corp. Class A	1,320	43,784
National American University Holdings, Inc.	744	5,580
Princeton Review, Inc. (a)	1,131	96
School Specialty, Inc. (a)	750	3,135
Steiner Leisure Ltd. (a)	630	29,610
Stewart Enterprises, Inc. Class A	4,161	25,881
StoneMor Partners LP	626	15,825
Strayer Education, Inc.	538	52,326
		810,491
Hotels, Restaurants & Leisure - 2.2%
AFC Enterprises, Inc. (a)	1,036	16,265
Ambassadors Group, Inc.	986	4,427
Ameristar Casinos, Inc.	1,185	20,738
Asia Entertainment & Resources Ltd.	1,500	9,375
Benihana, Inc. (a)	392	4,010
BJ's Restaurants, Inc. (a)	1,200	57,696
Bob Evans Farms, Inc.	1,335	44,696
Bravo Brio Restaurant Group, Inc. (a)	500	8,615
Buffalo Wild Wings, Inc. (a)	636	41,009
Caribou Coffee Co., Inc. (a)	636	8,592
Carrols Restaurant Group, Inc. (a)	690	7,238
Century Casinos, Inc. (a)	1,051	2,470
China Lodging Group Ltd. ADR (a)(d)	900	12,717
Churchill Downs, Inc.	808	39,220
Cosi, Inc. (a)	2,856	1,885
Cracker Barrel Old Country Store, Inc.	891	42,376
Ctrip.com International Ltd. sponsored ADR (a)	5,723	155,666
Denny's Corp. (a)	5,491	18,669
Dunkin' Brands Group, Inc. (a)(d)	5,009	126,728
Einstein Noah Restaurant Group, Inc.	801	11,022
eLong, Inc. sponsored ADR (a)(d)	864	12,649
Empire Resorts, Inc. (a)	1,786	1,090
Gaming Partners International Corp.	405	2,511
Great Wolf Resorts, Inc. (a)	1,656	4,123
Home Inns & Hotels Management, Inc. sponsored ADR (a)	1,100	34,166
International Speedway Corp. Class A	1,079	26,543
Interval Leisure Group, Inc. (a)	1,956	27,404
Isle of Capri Casinos, Inc. (a)	1,311	6,463
Jack in the Box, Inc. (a)	1,994	40,877
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Jamba, Inc. (a)	2,631	$ 3,815
Lakes Entertainment, Inc. (a)	1,276	2,769
McCormick & Schmick's Seafood Restaurants (a)	786	6,838
Melco PBL Entertainment (Macau) Ltd. sponsored ADR (a)	7,108	70,511
Monarch Casino & Resort, Inc. (a)	976	9,360
Morgans Hotel Group Co. (a)	1,296	8,048
MTR Gaming Group, Inc. (a)	1,590	2,512
Multimedia Games Holdng Co., Inc. (a)	1,111	8,221
O'Charleys, Inc. (a)	1,021	6,575
P.F. Chang's China Bistro, Inc.	911	27,631
Panera Bread Co. Class A (a)	1,154	165,461
Papa John's International, Inc. (a)	1,100	41,690
Peet's Coffee & Tea, Inc. (a)	509	29,583
Penn National Gaming, Inc. (a)	3,230	119,865
Premier Exhibitions, Inc. (a)	1,531	2,664
Red Robin Gourmet Burgers, Inc. (a)	795	21,131
Rick's Cabaret International, Inc. (a)	546	4,242
Ruth's Hospitality Group, Inc. (a)	1,954	9,692
Scientific Games Corp. Class A (a)	3,891	33,463
Shuffle Master, Inc. (a)	2,856	31,673
Sonic Corp. (a)	2,295	16,203
Starbucks Corp.	29,000	1,260,920
Texas Roadhouse, Inc. Class A	2,651	35,497
The Cheesecake Factory, Inc. (a)	2,354	66,759
Town Sports International Holdings, Inc. (a)	1,156	8,404
Wynn Resorts Ltd.	4,835	582,908
		3,365,675
Household Durables - 0.3%
Bassett Furniture Industries, Inc.	831	6,606
Cavco Industries, Inc. (a)	221	8,992
Deer Consumer Products, Inc. (d)	2,835	14,685
Dixie Group, Inc. (a)	511	1,456
Flexsteel Industries, Inc.	324	4,575
Garmin Ltd.	7,587	277,608
Helen of Troy Ltd. (a)	1,061	31,692
Hooker Furniture Corp.	791	7,720
iRobot Corp. (a)	926	29,401
Lifetime Brands, Inc.	540	6,437
SGOCO Technology Ltd. (a)	2,148	3,974
Skullcandy, Inc. (a)	844	12,508
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
SodaStream International Ltd.	812	$ 24,238
Stanley Furniture Co., Inc. (a)	1,191	3,573
Universal Electronics, Inc. (a)	671	10,951
Zagg, Inc. (a)(d)	2,101	24,162
		468,578
Internet & Catalog Retail - 3.8%
1-800-FLOWERS.com, Inc. Class A (a)	1,800	4,356
Amazon.com, Inc. (a)	17,784	3,419,685
Bidz.com, Inc. (a)	966	377
Blue Nile, Inc. (a)(d)	666	25,301
dELiA*s, Inc. (a)	1,231	1,539
Expedia, Inc.	9,700	269,805
Gaiam, Inc. Class A	826	3,089
Geeknet, Inc. (a)	322	6,588
Groupon, Inc. Class A (a)(d)	24,642	431,235
HomeAway, Inc. (d)	3,031	79,291
HSN, Inc.	2,103	75,287
Liberty Media Corp. Interactive Series A (a)	22,969	373,476
MakeMyTrip Ltd. (a)(d)	1,383	35,045
Mecox Lane Ltd. ADR (a)	420	651
Netflix, Inc. (a)	2,055	132,609
NutriSystem, Inc.	1,365	15,889
Overstock.com, Inc. (a)	971	8,020
PetMed Express, Inc.	1,226	11,426
Priceline.com, Inc. (a)	1,950	947,486
Shutterfly, Inc. (a)	1,371	37,127
U.S. Auto Parts Network, Inc. (a)	1,216	4,998
ValueVision Media, Inc. Class A (a)	1,606	3,051
Vitacost.com, Inc. (a)	1,100	7,227
		5,893,558
Leisure Equipment & Products - 0.4%
Arctic Cat, Inc. (a)	780	15,506
Black Diamond, Inc. (a)	810	6,164
Hasbro, Inc.	5,300	189,793
JAKKS Pacific, Inc.	1,086	20,732
Mattel, Inc.	13,600	391,816
Smith & Wesson Holding Corp. (a)	2,189	6,742
Summer Infant, Inc. (a)	940	6,448
		637,201
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - 5.5%
AirMedia Group, Inc. ADR (a)	2,088	$ 6,953
AMC Networks, Inc. Class A	2,200	79,200
Beasley Broadcast Group, Inc. Class A (a)	961	3,729
Bona Film Group Ltd. sponsored ADR	400	1,680
Carmike Cinemas, Inc. (a)	600	4,524
Central European Media Enterprises Ltd. Class A (a)(d)	2,189	18,453
Charter Communications, Inc. Class A (a)	4,300	227,341
China Yida Holding Co. (a)	803	2,289
ChinaNet Online Holdings, Inc. (a)	700	798
Comcast Corp.:
Class A	81,524	1,848,149
Class A (special) (non-vtg.)	25,613	572,707
Crown Media Holdings, Inc. Class A (a)(d)	13,065	19,336
CTC Media, Inc.	6,015	58,706
Cumulus Media, Inc. Class A (a)(d)	3,793	11,531
Daily Journal Corp. (a)	40	2,520
Digital Generation, Inc. (a)	1,097	12,725
DIRECTV (a)	28,862	1,362,864
Discovery Communications, Inc. (a)	5,517	231,604
Discovery Communications, Inc. Class C (non-vtg.) (a)	5,000	189,200
DISH Network Corp. Class A	8,153	200,319
DreamWorks Animation SKG, Inc. Class A (a)	2,951	54,800
Emmis Communications Corp. Class A (a)	8,610	7,232
Fisher Communications, Inc. (a)	375	11,213
Focus Media Holding Ltd. ADR (a)	5,085	94,174
Global Sources Ltd. (a)	1,719	10,623
Harris Interactive, Inc. (a)	2,721	1,620
Insignia Systems, Inc.	2,760	6,072
interCLICK, Inc. (a)	1,299	11,730
Knology, Inc. (a)	1,497	21,332
Lamar Advertising Co. Class A (a)(d)	3,066	74,473
Liberty Global, Inc.:
Class A (a)	5,900	232,401
Class B (a)	361	13,714
Class C (a)	4,833	183,171
Liberty Media Corp. Capital Series A (a)	3,293	251,190
LodgeNet Entertainment Corp. (a)(d)	1,156	2,428
Madison Square Garden Co. Class A (a)	2,409	70,150
MDC Partners, Inc. Class A (sub. vtg.)	1,636	23,722
Morningstar, Inc.	1,903	114,656
National CineMedia, Inc.	2,100	27,384
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Navarre Corp. (a)	1,456	$ 2,330
New Frontier Media, Inc. (a)	1,456	1,587
News Corp.:
Class A	71,246	1,242,530
Class B	31,125	555,581
Nexstar Broadcasting Group, Inc. Class A (a)	1,349	10,725
Outdoor Channel Holdings, Inc.	1,002	7,004
Radio One, Inc. Class D (non-vtg.) (a)	5,549	6,270
ReachLocal, Inc. (a)	1,032	8,359
Rentrak Corp. (a)	486	6,828
RRSat Global Communications Network Ltd.	906	4,041
Salem Communications Corp. Class A	702	1,685
Scholastic Corp.	1,400	37,898
Sinclair Broadcast Group, Inc. Class A	1,914	19,791
Sirius XM Radio, Inc. (a)(d)	155,000	279,000
Spanish Broadcasting System, Inc. Class A (a)	162	400
SuperMedia, Inc. (a)	550	1,078
Value Line, Inc.	450	5,360
Virgin Media, Inc.	12,500	277,000
VisionChina Media, Inc. ADR (a)	3,138	3,452
Westwood One, Inc. (a)(d)	795	3,188
WPP PLC sponsored ADR	510	26,760
		8,567,580
Multiline Retail - 0.4%
Dollar Tree, Inc. (a)	4,893	398,731
Fred's, Inc. Class A	1,836	24,713
Gordmans Stores, Inc. (a)	821	10,550
Sears Holdings Corp. (a)(d)	4,300	259,419
The Bon-Ton Stores, Inc.	511	1,344
Tuesday Morning Corp. (a)	1,641	5,317
		700,074
Specialty Retail - 2.2%
America's Car Mart, Inc. (a)	495	17,790
Ascena Retail Group, Inc. (a)	3,090	85,037
bebe Stores, Inc.	3,505	25,797
Bed Bath & Beyond, Inc. (a)	9,850	596,024
Big 5 Sporting Goods Corp.	1,041	9,494
Body Central Corp. (a)	650	13,897
Books-A-Million, Inc. (d)	771	1,758
Cache, Inc. (a)	691	4,077
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Casual Male Retail Group, Inc. (a)	2,259	$ 7,297
Charming Shoppes, Inc. (a)	5,121	19,869
Citi Trends, Inc. (a)	615	5,455
Coldwater Creek, Inc. (a)	3,396	2,932
Conn's, Inc. (a)	1,091	12,306
Cost Plus, Inc. (a)	841	6,804
Destination Maternity Corp.	476	6,973
Finish Line, Inc. Class A	1,876	39,546
Francescas Holdings Corp. (a)	1,716	28,314
Golfsmith International Holdings, Inc. (a)	570	2,177
Hibbett Sports, Inc. (a)	1,161	52,837
Hot Topic, Inc.	1,891	13,426
Jos. A. Bank Clothiers, Inc. (a)	960	47,309
Kirkland's, Inc. (a)	931	11,610
Mattress Firm Holding Corp.	1,250	27,613
Monro Muffler Brake, Inc.	1,177	47,257
O'Reilly Automotive, Inc. (a)	5,409	417,791
Pacific Sunwear of California, Inc. (a)	2,790	3,878
PetSmart, Inc.	4,400	212,300
Rent-A-Center, Inc.	2,661	95,663
Ross Stores, Inc.	4,550	405,360
rue21, Inc. (a)	1,041	25,026
Select Comfort Corp. (a)	2,041	37,820
Shoe Carnival, Inc. (a)	477	11,343
Staples, Inc.	28,200	406,362
Stein Mart, Inc.	1,770	11,629
Tandy Leather Factory, Inc. (a)	422	2,068
The Children's Place Retail Stores, Inc. (a)	873	47,029
Tractor Supply Co.	2,820	203,689
Trans World Entertainment Corp. (a)	2,931	6,800
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	2,339	162,865
Urban Outfitters, Inc. (a)	6,403	172,753
West Marine, Inc. (a)	916	8,940
Wet Seal, Inc. Class A (a)	4,042	13,945
Winmark Corp.	300	16,470
Zumiez, Inc. (a)	1,176	27,671
		3,375,001
Textiles, Apparel & Luxury Goods - 0.6%
Cherokee, Inc.	405	5,216
Columbia Sportswear Co.	1,371	69,647
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Crocs, Inc. (a)	3,216	$ 49,880
Deckers Outdoor Corp. (a)	1,592	173,440
Exceed Co. Ltd. (a)	1,148	5,878
Fossil, Inc. (a)	2,490	223,079
G-III Apparel Group Ltd. (a)	750	13,823
Heelys, Inc. (a)	960	1,738
Iconix Brand Group, Inc. (a)	2,850	49,191
Joe's Jeans, Inc. (a)	2,547	1,324
K-Swiss, Inc. Class A (a)	1,411	4,007
Kingold Jewelry, Inc. (a)(d)	1,981	2,694
LJ International, Inc. (a)	981	2,021
lululemon athletica, Inc. (a)	4,123	204,913
Perry Ellis International, Inc. (a)	736	10,525
Steven Madden Ltd. (a)	1,530	54,560
Tandy Brands Accessories, Inc. (a)	1,011	1,001
True Religion Apparel, Inc. (a)	956	33,651
Vera Bradley, Inc. (a)(d)	1,600	61,440
Wacoal Holdings Corp. sponsored ADR	98	6,344
		974,372
TOTAL CONSUMER DISCRETIONARY		25,523,799
CONSUMER STAPLES - 2.4%
Beverages - 0.3%
Central European Distribution Corp. (a)(d)	2,876	13,201
Coca-Cola Bottling Co. CONSOLIDATED	315	17,640
Craft Brewers Alliance, Inc. (a)	1,989	12,829
Hansen Natural Corp. (a)	3,576	329,707
Jones Soda Co. (a)	1,516	682
MGP Ingredients, Inc.	716	3,573
National Beverage Corp.	2,000	33,440
Primo Water Corp.	875	2,686
		413,758
Food & Staples Retailing - 1.5%
Andersons, Inc.	716	31,712
Arden Group, Inc. Class A	150	14,474
Casey's General Stores, Inc.	1,307	69,768
Chefs' Warehouse Holdings (a)	794	10,624
China Jo-Jo Drugstores, Inc. (a)(d)	574	832
Costco Wholesale Corp.	17,186	1,465,966
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Fresh Market, Inc.	2,100	$ 82,383
Ingles Markets, Inc. Class A	861	13,277
Nash-Finch Co.	538	14,930
PriceSmart, Inc.	1,215	82,438
QKL Stores, Inc. (a)	2,086	1,898
Spartan Stores, Inc.	873	15,740
Susser Holdings Corp. (a)	641	14,730
The Pantry, Inc. (a)	881	10,898
United Natural Foods, Inc. (a)	1,731	66,349
Village Super Market, Inc. Class A	275	8,437
Whole Foods Market, Inc.	6,925	471,593
Winn-Dixie Stores, Inc. (a)	2,121	11,729
		2,387,778
Food Products - 0.5%
AgFeed Industries, Inc. (a)(d)	1,833	1,155
Alico, Inc.	240	4,306
Bridgford Foods Corp.	391	3,237
Cal-Maine Foods, Inc.	888	30,068
Calavo Growers, Inc.	741	19,681
Cresud S.A.C.I.F. y A. sponsored ADR	1,928	21,208
Diamond Foods, Inc.	756	20,979
Farmer Brothers Co.	750	5,835
GLG Life Tech Corp. (a)	1,704	1,921
Green Mountain Coffee Roasters, Inc. (a)(d)	6,004	314,790
Hain Celestial Group, Inc. (a)	1,455	54,330
Imperial Sugar Co.	496	2,192
J&J Snack Foods Corp.	855	44,357
John B. Sanfilippo & Son, Inc. (a)	362	2,860
Lancaster Colony Corp.	978	68,851
Le Gaga Holdings Ltd. ADR (a)	500	2,020
Lifeway Foods, Inc. (a)	786	8,104
Limoneira Co.	375	6,368
Origin Agritech Ltd. (a)	1,000	2,580
Sanderson Farms, Inc.	848	43,647
Seneca Foods Corp. Class A (a)	481	10,928
SkyPeople Fruit Juice, Inc. (a)(d)	904	1,736
Smart Balance, Inc. (a)	2,551	13,546
Snyders-Lance, Inc.	2,396	50,627
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - continued
SunOpta, Inc. (a)	2,641	$ 13,179
Zhongpin, Inc. (a)(d)	1,276	12,020
		760,525
Household Products - 0.0%
Central Garden & Pet Co. (a)	1,321	11,427
Central Garden & Pet Co. Class A (non-vtg.) (a)	1,186	10,532
WD-40 Co.	700	28,987
		50,946
Personal Products - 0.1%
China Sky One Medical, Inc. (a)	576	824
Elizabeth Arden, Inc. (a)	1,380	52,164
Inter Parfums, Inc.	1,381	23,670
Mannatech, Inc. (a)	1,156	566
Nature's Sunshine Products, Inc. (a)	376	6,640
Nutraceutical International Corp. (a)	550	6,435
Parlux Fragrances, Inc. (a)	1,126	3,660
Physicians Formula Holdings, Inc. (a)	856	3,022
Reliv International, Inc.	601	859
Synutra International, Inc. (a)	2,940	16,670
The Female Health Co.	899	4,046
		118,556
Tobacco - 0.0%
Star Scientific, Inc. (a)(d)	4,862	12,836
TOTAL CONSUMER STAPLES		3,744,399
ENERGY - 1.8%
Energy Equipment & Services - 0.3%
Dawson Geophysical Co. (a)	450	15,696
ENGlobal Corp. (a)	1,050	2,268
Exterran Partners LP	1,491	32,370
Forbes Energy Services Ltd. (a)	1,500	7,800
Global Industries Ltd. (a)	4,221	33,684
Gulf Island Fabrication, Inc.	651	18,508
Hercules Offshore, Inc. (a)	5,951	23,149
Lufkin Industries, Inc.	1,200	84,096
Matrix Service Co. (a)	1,041	9,744
Mitcham Industries, Inc. (a)	336	4,919
Ocean Rig UDW, Inc. (United States) (d)	5,078	63,424
OYO Geospace Corp. (a)	206	18,742
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Patterson-UTI Energy, Inc.	6,111	$ 128,453
PHI, Inc. (non-vtg.) (a)	476	11,386
RigNet, Inc.	640	10,534
Tesco Corp. (a)	1,470	19,595
Union Drilling, Inc. (a)	1,161	8,499
		492,867
Oil, Gas & Consumable Fuels - 1.5%
Abraxas Petroleum Corp. (a)(d)	3,972	14,339
Alliance Holdings GP, LP	2,376	120,416
Alliance Resource Partners LP	1,552	110,890
Amyris, Inc. (a)(d)	1,800	20,286
APCO Oil and Gas International, Inc.	358	28,443
Approach Resources, Inc. (a)	1,050	32,844
ATP Oil & Gas Corp. (a)(d)	1,838	13,491
BioFuel Energy Corp. (a)	4,688	2,478
BreitBurn Energy Partners LP	2,100	38,850
Brigham Exploration Co. (a)	4,455	162,296
Calumet Specialty Products Partners LP	1,894	36,630
Capital Product Partners LP	2,544	15,773
Carrizo Oil & Gas, Inc. (a)	1,524	43,373
Clayton Williams Energy, Inc. (a)	465	34,391
Clean Energy Fuels Corp. (a)(d)	2,500	32,750
Copano Energy LLC	2,727	90,264
CREDO Petroleum Corp. (a)	1,004	9,066
Crimson Exploration, Inc. (a)	3,522	10,214
Crosstex Energy LP	1,976	30,687
Crosstex Energy, Inc.	2,006	24,012
Delta Petroleum Corp. (a)(d)	1,081	681
Dorchester Minerals LP	1,770	39,719
Double Eagle Petroleum Co. (a)	405	2,900
Eagle Rock Energy Partners LP	4,782	50,211
Energy XXI (Bermuda) Ltd. (a)	2,870	90,233
EV Energy Partners LP	1,265	86,336
FX Energy, Inc. (a)	1,740	8,300
GeoMet, Inc. (a)	2,416	2,585
Georesources, Inc. (a)	1,000	28,510
Gevo, Inc. (a)	938	5,769
Golar LNG Ltd. (NASDAQ)	2,926	127,574
Golar LNG Partners LP	884	25,760
Green Plains Renewable Energy, Inc. (a)	1,400	14,756
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Gulfport Energy Corp. (a)	1,921	$ 60,992
Hallador Energy Co. (d)	1,071	10,528
Isramco, Inc. (a)	100	8,174
Ivanhoe Energy, Inc. (a)	13,446	13,447
James River Coal Co. (a)	1,160	9,616
KiOR, Inc. Class A (d)	1,800	31,644
Knightsbridge Tankers Ltd. (d)	941	14,670
L&L Energy, Inc. (a)(d)	1,400	4,088
Legacy Reserves LP	1,688	45,272
LINN Energy LLC/LINN Energy Finance Corp.	6,892	250,938
Martin Midstream Partners LP	808	26,090
Pacific Ethanol, Inc. (a)	2,750	2,888
Petroleum Development Corp. (a)	1,267	42,508
PostRock Energy Corp. (a)	615	1,716
PrimeEnergy Corp. (a)	165	3,331
Ram Energy Resources, Inc. (a)	6,236	6,298
Rex Energy Corp. (a)	1,615	26,082
Rosetta Resources, Inc. (a)	2,181	118,516
Sino Clean Energy, Inc. (a)	6,561	7,480
Sino Clean Energy, Inc. rights (a)	1,155	0
Solazyme, Inc.	2,300	26,841
StealthGas, Inc. (a)	1,116	4,297
Syntroleum Corp. (a)	2,661	2,634
TC Pipelines LP	2,091	99,490
Top Ships, Inc. (a)	274	660
Toreador Resources Corp. (a)	1,260	4,864
TransGlobe Energy Corp. (a)	2,602	21,353
Uranium Resources, Inc. (a)(d)	8,752	9,102
Verenium Corp. (a)	997	2,642
Warren Resources, Inc. (a)	2,571	7,327
Zion Oil & Gas, Inc. (a)(d)	1,633	4,295
Zion Oil & Gas, Inc. warrants 8/15/12 (a)(d)	652	130
		2,222,740
TOTAL ENERGY		2,715,607
FINANCIALS - 6.9%
Capital Markets - 1.3%
American Capital Ltd. (a)	14,000	97,580
BGC Partners, Inc. Class A	3,193	20,180
Calamos Asset Management, Inc. Class A	941	11,132
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Capital Southwest Corp.	195	$ 16,766
CIFI Corp. (a)	997	5,573
Cowen Group, Inc. Class A (a)	4,500	11,070
Diamond Hill Investment Group, Inc.	180	13,568
E*TRADE Financial Corp. (a)	10,989	100,879
Edelman Financial Group, Inc.	975	6,630
Epoch Holding Corp.	1,101	26,787
FBR Capital Markets Corp. (a)	2,895	5,472
Financial Engines, Inc. (a)	2,071	45,500
FirstCity Financial Corp. (a)	871	6,088
Gleacher & Co., Inc. (a)	4,606	5,942
Harris & Harris Group, Inc. (a)	1,245	4,457
Horizon Technology Finance Corp.	300	4,656
ICG Group, Inc. (a)	1,455	12,528
INTL FCStone, Inc. (a)	764	19,016
LPL Investment Holdings, Inc.	4,200	126,000
Medallion Financial Corp.	1,071	12,595
Northern Trust Corp.	9,529	358,576
Penson Worldwide, Inc. (a)(d)	891	1,042
Prospect Capital Corp.	3,900	36,192
Rodman & Renshaw Capital Group, Inc. (a)(d)	2,384	1,106
SEI Investments Co.	7,535	126,588
T. Rowe Price Group, Inc.	10,200	578,952
TD Ameritrade Holding Corp.	22,000	358,380
U.S. Global Investments, Inc. Class A	1,078	7,406
Virtus Investment Partners, Inc. (a)	285	21,629
WisdomTree Investments, Inc. (a)	4,504	28,060
		2,070,350
Commercial Banks - 2.7%
1st Source Corp.	1,106	27,772
1st United Bancorp, Inc. (a)	886	4,882
Alliance Financial Corp.	360	10,670
American National Bankshares, Inc.	525	9,739
American River Bankshares (a)	496	2,351
Ameris Bancorp (a)	723	7,230
Ames National Corp.	341	5,521
Arrow Financial Corp.	699	16,538
Associated Banc-Corp.	6,486	67,454
BancFirst Corp.	600	22,278
Bancorp Rhode Island, Inc.	200	8,652
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Bancorp, Inc., Delaware (a)	1,315	$ 10,520
BancTrust Financial Group, Inc. (a)	1,251	2,164
Bank of Kentucky Financial Corp.	213	4,507
Bank of Marin Bancorp	371	13,697
Bank of the Ozarks, Inc.	1,270	36,005
Banner Bank	1,315	21,277
BCB Bancorp, Inc.	666	6,667
Berkshire Bancorp, Inc. (a)	960	6,614
BNC Bancorp	360	2,700
BOK Financial Corp.	2,767	151,770
Boston Private Financial Holdings, Inc.	2,700	20,979
Bridge Capital Holdings (a)	516	5,351
Bryn Mawr Bank Corp.	570	10,551
Camden National Corp.	434	12,864
Capital Bank Corp. (a)	3,098	6,103
Capital City Bank Group, Inc.	876	9,207
Cardinal Financial Corp.	1,266	13,534
Cascade Bancorp (a)(d)	1,889	7,764
Cathay General Bancorp	3,100	42,997
Center Bancorp, Inc.	1,211	12,062
Center Financial Corp. (a)	1,521	11,210
Centerstate Banks of Florida, Inc.	1,407	7,935
Century Bancorp, Inc. Class A (non-vtg.)	164	4,584
Chemical Financial Corp.	926	19,039
Citizens & Northern Corp.	330	5,613
Citizens Republic Bancorp, Inc. (a)	1,617	17,504
City Holding Co.	726	23,639
CNB Financial Corp., Pennsylvania	681	10,760
CoBiz, Inc.	1,196	6,375
Colony Bankcorp, Inc. (a)	420	924
Columbia Banking Systems, Inc.	1,530	27,540
Commerce Bancshares, Inc.	3,570	132,911
Community Trust Bancorp, Inc.	735	20,720
CVB Financial Corp.	3,778	37,138
Eagle Bancorp, Inc., Maryland (a)	1,200	17,808
East West Bancorp, Inc.	5,712	111,784
Eastern Virgina Bankshares, Inc.	270	554
Encore Bancshares, Inc. (a)	394	4,754
Enterprise Bancorp, Inc.	338	4,881
Enterprise Financial Services Corp.	840	12,130
Fidelity Southern Corp.	761	4,581
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Fifth Third Bancorp	36,636	$ 442,929
Financial Institutions, Inc.	296	4,928
First Bancorp, North Carolina	720	8,482
First Busey Corp.	2,713	14,270
First Citizen Bancshares, Inc.	341	58,536
First Community Bancshares, Inc.	993	12,313
First Connecticut Bancorp, Inc.	649	8,210
First Financial Bancorp, Ohio	2,091	33,205
First Financial Bankshares, Inc.	1,350	44,550
First Financial Corp., Indiana	540	17,977
First Interstate Bancsystem, Inc.	666	7,845
First M&F Corp.	540	1,609
First Merchants Corp.	1,598	12,944
First Midwest Bancorp, Inc., Delaware	2,856	27,132
First of Long Island Corp.	521	13,520
First South Bancorp, Inc., Virginia (a)	450	1,634
First United Corp.	555	1,726
Firstbank Corp., Michigan	927	4,728
FirstMerit Corp.	4,194	61,274
FNB United Corp. (a)	746	9,817
Fulton Financial Corp.	7,724	72,297
German American Bancorp, Inc.	616	11,076
Glacier Bancorp, Inc.	2,842	34,132
Great Southern Bancorp, Inc.	784	16,738
Green Bankshares, Inc. (a)	5,112	6,594
Grupo Financiero Galicia SA sponsored ADR	1,552	10,895
Guaranty Bancorp (a)	2,355	3,297
Hampton Roads Bankshares, Inc. (a)	1,988	6,183
Hancock Holding Co.	3,313	101,162
Hanmi Financial Corp. (a)	4,350	3,808
Heartland Financial USA, Inc.	720	11,095
Heritage Commerce Corp. (a)	592	2,960
Heritage Financial Corp., Washington	525	6,479
Home Bancshares, Inc.	977	24,288
Huntington Bancshares, Inc.	33,603	176,416
IBERIABANK Corp.	1,175	58,539
Independent Bank Corp. (a)	73	102
Independent Bank Corp., Massachusetts	850	22,219
International Bancshares Corp.	2,535	45,326
Intervest Bancshares Corp. Class A (a)	330	891
Investors Bancorp, Inc. (a)	4,476	61,276
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Lakeland Bancorp, Inc.	1,260	$ 10,899
Lakeland Financial Corp.	816	20,008
LNB Bancorp, Inc.	891	3,938
Macatawa Bank Corp. (a)	778	1,712
MainSource Financial Group, Inc.	1,136	9,406
MB Financial, Inc.	2,000	33,960
MBT Financial Corp. (a)	1,035	1,170
Mercantile Bank Corp. (a)	255	2,400
Merchants Bancshares, Inc.	565	16,216
Metro Bancorp, Inc. (a)	390	3,303
Metrocorp Bancshares, Inc. (a)	81	394
Nara Bancorp, Inc. (a)	1,446	13,549
National Bankshares, Inc.	338	9,244
National Penn Bancshares, Inc.	5,906	49,197
NBT Bancorp, Inc.	1,400	29,820
NewBridge Bancorp (a)	1,366	5,054
North Valley Bancorp (a)	114	1,116
Northern States Financial Corp. (a)	381	348
Northfield Bancorp, Inc. (d)	2,196	31,513
Northrim Bancorp, Inc.	386	7,064
Old Point Financial Corp.	461	4,518
Old Second Bancorp, Inc. (a)(d)	900	1,125
OmniAmerican Bancorp, Inc. (a)	426	6,305
Orrstown Financial Services, Inc.	250	2,160
Pacific Capital Bancorp NA (a)	1,335	34,510
Pacific Continental Corp.	450	4,262
Pacific Mercantile Bancorp (a)	556	1,646
PacWest Bancorp	1,500	28,020
Park Sterling Corp. (a)	1,257	4,890
Peapack-Gladstone Financial Corp.	302	3,135
Penns Woods Bancorp, Inc.	457	17,526
Peoples Bancorp, Inc.	495	6,371
Pinnacle Financial Partners, Inc. (a)	1,161	17,403
Popular, Inc. (a)	39,756	59,236
Preferred Bank, Los Angeles (a)	505	3,813
PremierWest Bancorp (a)	74	73
PrivateBancorp, Inc.	2,900	27,840
Prosperity Bancshares, Inc.	1,866	74,621
Renasant Corp.	771	11,426
Republic Bancorp, Inc., Kentucky Class A	866	18,359
Republic First Bancorp, Inc. (a)	765	1,071
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Royal Bancshares of Pennsylvania, Inc. Class A (a)	735	$ 772
S&T Bancorp, Inc.	1,115	20,583
S.Y. Bancorp, Inc.	1,215	25,807
Sandy Spring Bancorp, Inc.	696	12,048
SCBT Financial Corp.	476	13,556
Seacoast Banking Corp., Florida (a)	1,794	2,673
Shore Bancshares, Inc.	300	1,761
Sierra Bancorp	480	4,853
Signature Bank, New York (a)	1,800	105,174
Simmons First National Corp. Class A	696	18,444
Southern Community Financial Corp. (a)	631	675
Southside Bancshares, Inc.	885	19,196
Southwest Bancorp, Inc., Oklahoma (a)	971	4,787
State Bancorp, Inc., New York	566	6,617
State Bank Financial Corp. (a)	972	14,590
StellarOne Corp.	1,176	14,418
Sterling Financial Corp., Washington (a)	2,328	36,969
Suffolk Bancorp	562	4,912
Summit Financial Group, Inc. (a)	405	984
Sun Bancorp, Inc., New Jersey (a)	3,097	7,990
Susquehanna Bancshares, Inc.	6,608	52,335
SVB Financial Group (a)	1,772	83,355
Taylor Capital Group, Inc. (a)	566	4,845
Taylor Capital Group, Inc. rights 12/14/11 (a)	566	61
Texas Capital Bancshares, Inc. (a)	1,320	38,095
The First Bancorp, Inc.	621	9,017
TIB Financial Corp. (a)	438	4,082
Tower Bancorp, Inc.	792	21,614
TowneBank	921	11,448
Trico Bancshares	786	11,609
Trustmark Corp.	2,475	55,341
UMB Financial Corp.	1,613	57,584
Umpqua Holdings Corp.	4,455	55,688
Union/First Market Bankshares Corp.	696	9,111
United Bankshares, Inc., West Virginia	1,962	52,425
United Community Banks, Inc., Georgia (a)	1,625	11,310
United Security Bancshares, Inc.	465	2,348
United Security Bancshares, California	983	2,241
Univest Corp. of Pennsylvania	711	10,750
Virginia Commerce Bancorp, Inc. (a)	1,605	10,721
VIST Financial Corp.	450	2,939
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Washington Banking Co., Oak Harbor	610	$ 6,875
Washington Trust Bancorp, Inc.	796	18,953
WesBanco, Inc.	1,311	25,748
West Bancorp., Inc.	675	6,514
West Coast Bancorp (a)	706	11,473
Westamerica Bancorp.	1,163	53,393
Western Liberty Bancorp (a)	750	1,883
Wilshire Bancorp, Inc. (a)	3,824	12,237
Wintrust Financial Corp.	1,445	40,157
Yadkin Valley Financial Corp. (a)	4,303	7,100
Zions Bancorporation	7,154	115,108
		4,227,996
Consumer Finance - 0.2%
CompuCredit Holdings Corp. (a)	1,304	4,720
Consumer Portfolio Services, Inc. (a)	1,005	935
Credit Acceptance Corp. (a)	1,101	90,293
DFC Global Corp. (a)	1,736	31,508
EZCORP, Inc. (non-vtg.) Class A (a)	1,850	53,817
First Cash Financial Services, Inc. (a)	1,250	45,375
Netspend Holdings, Inc. (a)	3,600	22,716
QC Holdings, Inc.	826	2,965
World Acceptance Corp. (a)	566	38,839
		291,168
Diversified Financial Services - 0.7%
Asset Acceptance Capital Corp. (a)	1,440	5,069
Asta Funding, Inc.	516	4,278
CBOE Holdings, Inc.	3,519	94,731
CME Group, Inc.	2,620	653,114
Encore Capital Group, Inc. (a)	921	20,078
Interactive Brokers Group, Inc.	1,566	23,286
Life Partners Holdings, Inc. (d)	678	4,163
MarketAxess Holdings, Inc.	1,170	33,860
Marlin Business Services Corp.	586	7,618
NewStar Financial, Inc. (a)	2,046	20,235
PICO Holdings, Inc. (a)	911	20,170
Portfolio Recovery Associates, Inc. (a)	610	42,316
Resource America, Inc. Class A	675	3,335
The NASDAQ Stock Market, Inc. (a)	6,840	179,550
		1,111,803
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - 0.9%
21st Century Holding Co. (a)	720	$ 2,002
Alterra Capital Holdings Ltd.	4,651	106,740
American National Insurance Co.	1,007	72,202
Amerisafe, Inc. (a)	696	16,314
Amtrust Financial Services, Inc.	2,661	70,543
Arch Capital Group Ltd. (a)	5,155	194,704
Argo Group International Holdings, Ltd.	1,241	36,361
Baldwin & Lyons, Inc. Class B	566	12,452
Cincinnati Financial Corp.	6,211	184,156
CNinsure, Inc. ADR (a)(d)	1,407	8,878
Donegal Group, Inc. Class A	1,061	14,483
Eastern Insurance Holdings, Inc.	261	3,552
eHealth, Inc. (a)	1,071	16,247
EMC Insurance Group	761	15,585
Enstar Group Ltd. (a)	522	52,779
Erie Indemnity Co. Class A	1,894	139,758
Global Indemnity PLC (a)	791	14,902
Greenlight Capital Re, Ltd. (a)	1,101	26,248
Hallmark Financial Services, Inc. (a)	797	6,336
Harleysville Group, Inc.	954	56,257
Infinity Property & Casualty Corp.	621	35,664
Kansas City Life Insurance Co.	510	16,442
Maiden Holdings Ltd.	3,225	28,058
National Interstate Corp.	731	17,054
National Western Life Insurance Co. Class A	165	23,932
Navigators Group, Inc. (a)	671	31,329
Penn Millers Holding Corp. (a)	524	10,747
Presidential Life Corp.	1,016	10,384
Safety Insurance Group, Inc.	623	26,066
Selective Insurance Group, Inc.	2,151	35,448
State Auto Financial Corp.	1,581	18,846
Tower Group, Inc.	1,653	34,696
United Fire & Casualty Co.	1,226	24,017
		1,363,182
Real Estate Investment Trusts - 0.2%
American Capital Agency Corp.	8,783	251,984
American Capital Mortgage Investment Corp.	700	12,467
Gladstone Commercial Corp.	546	9,337
Investors Real Estate Trust	3,094	21,720
Mission West Properties, Inc.	938	7,194
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Potlatch Corp.	1,547	$ 49,752
Retail Opportunity Investments Corp.	1,933	22,771
		375,225
Real Estate Management & Development - 0.1%
Altisource Portfolio Solutions SA (a)	950	45,230
Avatar Holdings, Inc. (a)	266	1,580
China HGS Real Estate, Inc. (a)	2,100	1,785
China Housing & Land Development, Inc. (a)(d)	1,732	1,992
China Real Estate Information Corp. ADR (a)	473	2,256
Elbit Imaging Ltd. (a)	1,350	3,983
FirstService Corp. (sub. vtg.) (a)	1,371	35,822
Stratus Properties, Inc. (a)	266	1,979
Thomas Properties Group, Inc.	1,876	5,572
ZipRealty, Inc. (a)	1,230	1,378
		101,577
Thrifts & Mortgage Finance - 0.8%
America First Tax Exempt Investors LP	1,272	6,614
ASB Bancorp, Inc.	213	2,475
Atlantic Coast Financial Corp. (a)	135	136
Bank Mutual Corp.	2,106	7,118
BankFinancial Corp.	1,191	6,693
Beneficial Mutual Bancorp, Inc. (a)	3,991	34,881
Berkshire Hills Bancorp, Inc.	735	14,641
BofI Holding, Inc. (a)	1,098	17,656
Brookline Bancorp, Inc., Delaware	2,400	19,296
Camco Financial Corp. (a)	511	705
Capitol Federal Financial, Inc.	6,580	74,486
CFS Bancorp, Inc.	375	1,631
Charter Financial Corp., Georgia	850	8,806
Citizens South Banking Corp., Delaware	504	1,905
Clifton Savings Bancorp, Inc.	990	10,029
Dime Community Bancshares, Inc.	1,213	14,362
Eagle Bancorp Montana, Inc.	618	6,075
ESB Financial Corp.	720	9,691
ESSA Bancorp, Inc.	623	6,922
First Defiance Financial Corp.	331	4,829
First Federal Bancshares of Arkansas, Inc. (a)	382	1,876
First Financial Holdings, Inc.	816	6,667
First Financial Northwest, Inc. (a)	805	4,548
First Niagara Financial Group, Inc.	11,927	104,958
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
First PacTrust Bancorp, Inc.	480	$ 5,472
Flushing Financial Corp.	1,290	16,693
Fox Chase Bancorp, Inc.	851	10,816
HMN Financial, Inc. (a)	216	378
Home Federal Bancorp, Inc.	750	8,055
Hudson City Bancorp, Inc.	20,538	114,807
Kaiser Federal Financial Group, Inc.	608	7,296
Kearny Financial Corp.	3,436	33,810
Meridian Interstate Bancorp, Inc. (a)	1,256	15,474
MutualFirst Financial, Inc.	346	2,429
NASB Financial, Inc. (a)	406	4,129
Northwest Bancshares, Inc.	4,320	53,654
OceanFirst Financial Corp.	600	7,794
Oritani Financial Corp.	2,326	30,261
Parkvale Financial Corp.	300	6,939
People's United Financial, Inc.	15,539	193,461
Provident Financial Holdings, Inc.	1,301	11,995
Provident New York Bancorp	2,176	15,167
Pulaski Financial Corp.	631	4,284
PVF Capital Corp. (a)	791	1,250
Riverview Bancorp, Inc. (a)	1,320	2,878
Rockville Financial, Inc.	2,048	20,787
Roma Financial Corp.	2,277	22,588
Severn Bancorp, Inc. (a)	801	2,035
Territorial Bancorp, Inc.	600	11,820
TFS Financial Corp. (a)	11,756	108,861
Tree.com, Inc. (a)	805	4,428
Trustco Bank Corp., New York	3,054	16,095
United Community Financial Corp., Ohio (a)	1,403	1,375
United Financial Bancorp, Inc.	1,689	28,493
ViewPoint Financial Group	2,052	26,348
Washington Federal, Inc.	4,376	56,932
Waterstone Financial, Inc. (a)	1,776	4,227
Westfield Financial, Inc.	1,872	13,666
WSFS Financial Corp.	266	9,720
		1,241,417
TOTAL FINANCIALS		10,782,718
Common Stocks - continued
	Shares	Value
HEALTH CARE - 12.6%
Biotechnology - 6.1%
3SBio, Inc. sponsored ADR (a)	809	$ 10,711
Aastrom Biosciences, Inc. (a)(d)	4,073	8,635
Acadia Pharmaceuticals, Inc. (a)	6,930	6,791
Achillion Pharmaceuticals, Inc. (a)	3,313	22,031
Acorda Therapeutics, Inc. (a)	1,485	34,378
AEterna Zentaris, Inc. (sub. vtg.) (a)	6,110	9,776
Affymax, Inc. (a)	806	4,248
Agenus, Inc. (a)(d)	334	808
Alexion Pharmaceuticals, Inc. (a)	7,300	501,218
Alkermes PLC (a)	5,081	77,688
Allos Therapeutics, Inc. (a)	4,965	6,603
Alnylam Pharmaceuticals, Inc. (a)	1,641	11,651
AMAG Pharmaceuticals, Inc. (a)	815	14,507
Amarin Corp. PLC ADR (a)	4,283	29,895
Amgen, Inc.	36,400	2,107,924
Amicus Therapeutics, Inc. (a)	1,041	2,977
Amylin Pharmaceuticals, Inc. (a)	5,565	60,102
Anacor Pharmaceuticals, Inc.	1,000	5,030
Anthera Pharmaceuticals, Inc. (a)	1,509	8,782
Ardea Biosciences, Inc. (a)	1,032	19,278
Arena Pharmaceuticals, Inc. (a)	4,364	6,895
ARIAD Pharmaceuticals, Inc. (a)	4,902	59,265
ArQule, Inc. (a)	4,309	24,173
Array Biopharma, Inc. (a)	1,680	3,545
AspenBio Pharma, Inc. (a)	245	473
Astex Pharmaceuticals, Inc. (a)	3,660	5,527
AVEO Pharmaceuticals, Inc. (a)	1,565	26,449
AVI BioPharma, Inc. (a)	4,555	3,325
BioCryst Pharmaceuticals, Inc. (a)	2,280	6,566
Biogen Idec, Inc. (a)	9,500	1,092,025
BioMarin Pharmaceutical, Inc. (a)	4,400	152,328
BioMimetic Therapeutics, Inc. (a)	1,109	3,482
Bionovo, Inc. (a)	2,269	658
Biosante Pharmaceuticals, Inc. (a)(d)	4,437	10,649
Biospecifics Technologies Corp. (a)	250	3,760
Burcon NutraScience Corp. (a)	1,130	8,752
Celgene Corp. (a)	18,000	1,135,440
Cell Therapeutics, Inc. (a)	7,529	8,432
Celldex Therapeutics, Inc. (a)	1,963	5,222
Cepheid, Inc. (a)	2,423	83,109
Chelsea Therapeutics International Ltd. (a)	3,982	20,706
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
China Biologic Products, Inc. (a)(d)	1,000	$ 8,350
Cleveland Biolabs, Inc. (a)	624	1,828
Clovis Oncology, Inc. (d)	784	10,090
Codexis, Inc. (a)	1,791	8,633
Cubist Pharmaceuticals, Inc. (a)	2,306	88,942
Curis, Inc. (a)	2,541	9,173
Cyclacel Pharmaceuticals, Inc. (a)	2,291	1,329
Cytokinetics, Inc. (a)	1,875	1,913
Cytori Therapeutics, Inc. (a)	1,800	5,004
CytRx Corp. (a)	6,000	2,102
Dendreon Corp. (a)	5,700	49,248
Discovery Laboratories, Inc. (a)(d)	246	389
Dyax Corp. (a)	2,856	4,056
Dynavax Technologies Corp. (a)	6,105	18,987
EntreMed, Inc. (a)	452	705
Enzon Pharmaceuticals, Inc. (a)	2,322	16,417
Exact Sciences Corp. (a)	1,893	16,072
Exelixis, Inc. (a)	5,220	24,064
Galena Biopharma, Inc. (a)(d)	1,015	609
Genomic Health, Inc. (a)	1,155	31,404
Gentium SpA sponsored ADR (a)(d)	778	4,559
GenVec, Inc. (a)	393	1,081
Geron Corp. (a)	3,411	5,696
Gilead Sciences, Inc. (a)	30,159	1,201,836
Grifols SA ADR (a)(d)	6,213	34,358
GTx, Inc. (a)	1,470	3,998
Halozyme Therapeutics, Inc. (a)	3,666	34,754
Horizon Pharma, Inc.	800	4,168
Human Genome Sciences, Inc. (a)	7,378	56,589
Idenix Pharmaceuticals, Inc. (a)	3,004	22,830
Idera Pharmaceuticals, Inc. (a)	1,200	1,572
ImmunoGen, Inc. (a)	2,832	34,409
Immunomedics, Inc. (a)	3,726	12,519
Incyte Corp. (a)	4,716	64,939
Infinity Pharmaceuticals, Inc. (a)	1,690	15,430
Inhibitex, Inc. (a)	3,363	49,100
Insmed, Inc. (a)	604	1,945
InterMune, Inc. (a)	2,410	43,766
Ironwood Pharmaceuticals, Inc. Class A (a)	1,948	23,512
Isis Pharmaceuticals, Inc. (a)	3,906	28,983
Keryx Biopharmaceuticals, Inc. (a)(d)	2,384	6,294
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Lexicon Pharmaceuticals, Inc. (a)	13,164	$ 15,402
Lexicon Pharmaceuticals, Inc. rights 12/22/11 (a)	13,164	527
Ligand Pharmaceuticals, Inc.:
Class B (a)	1,050	12,317
CVR rights 12/31/11 (a)	1,431	0
General CVR (a)	1,530	40
Glucagon CVR (a)	1,530	27
rights (a)	1,530	46
TR Beta CVR (a)	1,530	21
MannKind Corp. (a)(d)	4,984	15,251
Marina Biotech, Inc. (a)	12,915	1,982
Marshall Edwards, Inc. (a)(d)	225	230
Maxygen, Inc.	1,686	9,593
Medivation, Inc. (a)	1,338	61,481
Metabolix, Inc. (a)	1,021	4,860
Micromet, Inc. (a)	4,300	26,359
Momenta Pharmaceuticals, Inc. (a)	1,996	30,020
Myrexis, Inc. (a)	2,069	5,504
Myriad Genetics, Inc. (a)	3,714	78,923
Nabi Biopharmaceuticals (a)	2,145	3,882
Nanosphere, Inc. (a)	1,581	2,545
Neurocrine Biosciences, Inc. (a)	2,112	13,812
NeurogesX, Inc. (a)(d)	1,294	1,190
NewLink Genetics Corp.	681	4,767
Novavax, Inc. (a)	3,696	5,100
NPS Pharmaceuticals, Inc. (a)	2,941	16,705
Nymox Pharmaceutical Corp. (a)(d)	1,170	9,617
Omeros Corp. (a)	1,209	4,630
OncoGenex Pharmaceuticals, Inc. (a)	285	3,397
Oncolytics Biotech, Inc. (a)(d)	2,080	8,565
Oncothyreon, Inc. (a)	1,186	8,278
ONYX Pharmaceuticals, Inc. (a)	2,314	102,047
Orchid Cellmark, Inc. (a)	2,526	6,770
OREXIGEN Therapeutics, Inc. (a)	2,280	4,081
Osiris Therapeutics, Inc. (a)	1,320	6,138
OXiGENE, Inc. (a)(d)	246	248
Oxygen Biotherapeutics, Inc. (a)	1,711	3,336
PDL BioPharma, Inc.	4,561	29,190
Peregrine Pharmaceuticals, Inc. (a)(d)	1,371	1,344
Pharmacyclics, Inc. (a)	2,850	43,406
Pharmasset, Inc. (a)	3,000	392,970
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Pluristem Therapeutics, Inc. (a)(d)	2,661	$ 6,546
Poniard Pharmaceuticals, Inc. (a)	46	217
Progenics Pharmaceuticals, Inc. (a)	1,275	8,568
QLT, Inc. (a)	2,343	16,120
Raptor Pharmaceutical Corp. (a)	1,518	8,379
Regeneron Pharmaceuticals, Inc. (a)	3,466	205,950
Repligen Corp. (a)	1,396	4,718
Rigel Pharmaceuticals, Inc. (a)	2,616	19,934
Sangamo Biosciences, Inc. (a)	1,786	5,412
Savient Pharmaceuticals, Inc. (a)(d)	2,500	6,275
SciClone Pharmaceuticals, Inc. (a)	1,906	8,596
Seattle Genetics, Inc. (a)	4,515	75,084
SIGA Technologies, Inc. (a)	3,039	6,382
Sinovac Biotech Ltd. (a)	2,373	5,600
Spectrum Pharmaceuticals, Inc. (a)	2,391	33,115
StemCells, Inc. (a)	434	755
Sunesis Pharmaceuticals, Inc. (a)	4,605	5,710
Synageva BioPharma Corp. (a)	358	6,254
Synta Pharmaceuticals Corp. (a)	2,205	9,239
Targacept, Inc. (a)	1,066	8,006
Telik, Inc. (a)	2,391	765
Theratechnologies, Inc. (a)	2,400	5,412
Theravance, Inc. (a)	3,400	79,356
Transition Therapeutics, Inc. (a)	2,160	3,283
Trius Therapeutics, Inc. (a)	938	6,960
United Therapeutics Corp. (a)	2,501	102,316
Vanda Pharmaceuticals, Inc. (a)	1,000	4,990
Vertex Pharmaceuticals, Inc. (a)	7,950	230,471
Vical, Inc. (a)	2,055	9,063
XOMA Ltd. (a)	491	712
Zalicus, Inc. (a)	3,496	3,252
ZIOPHARM Oncology, Inc. (a)(d)	2,400	12,480
		9,389,988
Health Care Equipment & Supplies - 1.8%
Abaxis, Inc. (a)	800	22,136
Abiomed, Inc. (a)	1,236	24,893
Accuray, Inc. (a)	2,467	9,893
Align Technology, Inc. (a)	2,745	67,253
Alimera Sciences, Inc. (a)	1,324	1,748
Alphatec Holdings, Inc. (a)	4,208	8,584
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Analogic Corp.	510	$ 28,565
Angiodynamics, Inc. (a)	991	14,984
Anika Therapeutics, Inc. (a)	1,231	9,873
ArthroCare Corp. (a)	1,040	31,002
Atricure, Inc. (a)	709	7,189
Atrion Corp.	85	20,640
BioLase Technology, Inc. (d)	1,094	3,184
Cardica, Inc. (a)	3,176	6,828
Cardiovascular Systems, Inc. (a)	456	4,692
Cerus Corp. (a)(d)	1,786	5,340
China Medical Technologies, Inc. sponsored ADR (a)(d)	881	2,925
Conceptus, Inc. (a)	1,086	11,897
CONMED Corp. (a)	1,275	33,520
Cutera, Inc. (a)	421	3,296
Cyberonics, Inc. (a)	1,371	41,582
Cynosure, Inc. Class A (a)	330	4,043
Delcath Systems, Inc. (a)(d)	1,463	3,775
DENTSPLY International, Inc.	5,813	209,907
DexCom, Inc. (a)	2,196	17,612
DynaVox, Inc. Class A (a)	442	1,755
Endologix, Inc. (a)	2,340	26,536
Exactech, Inc. (a)	761	11,499
Gen-Probe, Inc. (a)	1,918	120,815
Given Imaging Ltd. (a)	1,477	26,261
Hansen Medical, Inc. (a)	1,221	2,906
HeartWare International, Inc. (a)	743	51,267
Hologic, Inc. (a)	10,366	182,545
ICU Medical, Inc. (a)	660	29,047
IDEXX Laboratories, Inc. (a)	2,255	169,553
Imris, Inc. (a)	3,939	11,624
Insulet Corp. (a)	1,510	28,056
Integra LifeSciences Holdings Corp. (a)	1,076	34,572
Intuitive Surgical, Inc. (a)	1,525	662,170
IRIS International, Inc. (a)	1,066	10,351
Kensey Nash Corp. (a)	585	14,859
Mako Surgical Corp. (a)(d)	1,600	46,080
Masimo Corp.	2,197	45,390
Medical Action Industries, Inc. (a)	690	3,278
MELA Sciences, Inc. (a)(d)	751	3,620
Meridian Bioscience, Inc.	1,656	31,679
Merit Medical Systems, Inc. (a)	1,226	17,029
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Natus Medical, Inc. (a)	1,076	$ 9,006
Neogen Corp. (a)	900	31,707
NeuroMetrix, Inc. (a)	97	153
NuVasive, Inc. (a)	1,452	20,038
NxStage Medical, Inc. (a)	1,863	36,478
OraSure Technologies, Inc. (a)	1,785	16,958
Orthofix International NV (a)	668	22,892
Palomar Medical Technologies, Inc. (a)	771	6,368
Quidel Corp. (a)	1,116	20,255
Rochester Medical Corp. (a)	525	3,754
Rockwell Medical Technologies, Inc. (a)	965	7,286
RTI Biologics, Inc. (a)	2,691	11,491
Sirona Dental Systems, Inc. (a)	2,226	98,923
Solta Medical, Inc. (a)	2,539	5,764
SonoSite, Inc. (a)	735	30,429
Staar Surgical Co. (a)	1,388	13,644
Stereotaxis, Inc. (a)(d)	1,696	1,747
SurModics, Inc. (a)	690	8,556
Syneron Medical Ltd. (a)	1,309	14,137
Synovis Life Technologies, Inc. (a)	794	14,959
The Spectranetics Corp. (a)	1,800	12,852
ThermoGenesis Corp. (a)	5,460	4,805
Thoratec Corp. (a)	2,250	68,445
Tornier BV	1,407	25,284
Trinity Biotech PLC sponsored ADR	1,170	11,735
Unilife Corp. (a)	2,000	8,220
Urologix, Inc. (a)	771	779
Utah Medical Products, Inc.	200	5,488
Vascular Solutions, Inc. (a)	1,201	12,947
Vermillion, Inc. (a)	568	755
Volcano Corp. (a)	2,036	50,228
Winner Medical Group, Inc. (a)	972	3,227
Wright Medical Group, Inc. (a)	1,425	20,919
Young Innovations, Inc.	510	14,790
Zeltiq Aesthetics, Inc. (d)	1,223	17,489
Zoll Medical Corp. (a)	819	37,699
		2,796,460
Health Care Providers & Services - 1.4%
Addus HomeCare Corp. (a)	1,214	4,553
Air Methods Corp. (a)	570	46,010
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Almost Family, Inc. (a)	321	$ 4,805
Amedisys, Inc. (a)	1,026	12,179
American Dental Partners, Inc. (a)	551	10,381
AmSurg Corp. (a)	1,320	34,426
Bio-Reference Laboratories, Inc. (a)	870	10,788
BioScrip, Inc. (a)	2,090	12,833
CardioNet, Inc. (a)	1,649	3,826
Catalyst Health Solutions, Inc. (a)	1,953	101,595
Chindex International, Inc. (a)	606	5,587
Corvel Corp. (a)	480	22,901
Cross Country Healthcare, Inc. (a)	1,056	5,460
Express Scripts, Inc. (a)	19,085	871,230
Gentiva Health Services, Inc. (a)	1,096	6,379
Healthways, Inc. (a)	1,491	9,706
Henry Schein, Inc. (a)	3,576	230,080
HMS Holdings Corp. (a)	3,153	95,630
IPC The Hospitalist Co., Inc. (a)	634	29,227
LCA-Vision, Inc. (a)	900	2,538
LHC Group, Inc. (a)	780	10,842
LifePoint Hospitals, Inc. (a)	2,136	83,795
Lincare Holdings, Inc.	3,811	90,321
Magellan Health Services, Inc. (a)	1,323	67,023
MedQuist Holdings, Inc. (a)	2,157	20,146
MWI Veterinary Supply, Inc. (a)	500	34,555
Patterson Companies, Inc.	4,905	147,984
PDI, Inc. (a)	615	3,893
Providence Service Corp. (a)	810	9,485
PSS World Medical, Inc. (a)	2,361	57,561
RadNet, Inc. (a)	2,005	4,832
Sharps Compliance Corp. (a)	891	3,537
Sun Healthcare Group, Inc. (a)	778	2,396
The Ensign Group, Inc.	805	19,087
U.S. Physical Therapy, Inc.	666	13,100
VCA Antech, Inc. (a)	3,300	64,878
		2,153,569
Health Care Technology - 0.6%
Allscripts-Misys Healthcare Solutions, Inc. (a)	7,000	136,220
athenahealth, Inc. (a)	1,331	79,061
Cerner Corp. (a)	6,587	401,675
Computer Programs & Systems, Inc.	431	19,567
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Technology - continued
Epocrates, Inc. (a)	844	$ 7,199
HealthStream, Inc. (a)	646	10,898
MedAssets, Inc. (a)	2,878	27,514
Medidata Solutions, Inc. (a)	1,100	22,198
Merge Healthcare, Inc. (a)	3,394	18,362
Omnicell, Inc. (a)	1,401	22,640
Quality Systems, Inc.	2,284	80,739
SXC Health Solutions Corp. (a)	2,502	147,871
Transcend Services, Inc. (a)	481	13,035
		986,979
Life Sciences Tools & Services - 0.7%
Affymetrix, Inc. (a)	3,366	15,214
Albany Molecular Research, Inc. (a)	1,371	3,140
Apricus Biosciences, Inc. (a)(d)	3,121	13,764
Arrowhead Research Corp. (a)	207	1,277
BG Medicine, Inc.	563	2,612
Bruker BioSciences Corp. (a)	6,300	78,876
Complete Genomics, Inc.	1,150	4,255
Compugen Ltd. (a)	2,285	10,168
eResearchTechnology, Inc. (a)	2,071	9,485
Fluidigm Corp. (a)	1,244	16,782
Furiex Pharmaceuticals, Inc. (a)	385	6,930
Harvard Bioscience, Inc. (a)	1,984	8,769
ICON PLC sponsored ADR (a)	2,286	38,885
Illumina, Inc. (a)	4,806	133,703
Life Technologies Corp. (a)	7,250	280,793
Luminex Corp. (a)	1,730	35,915
Medtox Scientific, Inc.	360	5,054
Pacific Biosciences of California, Inc. (a)	2,480	7,068
PAREXEL International Corp. (a)	2,136	42,827
Pharmaceutical Product Development, Inc.	4,621	153,463
PURE Bioscience, Inc. (a)(d)	2,955	1,093
QIAGEN NV (a)	9,016	134,429
Sequenom, Inc. (a)	3,364	14,062
Techne Corp.	1,500	101,235
		1,119,799
Pharmaceuticals - 2.0%
Acura Pharmaceuticals, Inc. (a)(d)	1,613	5,968
Adolor Corp. (a)	1,695	7,933
Aegerion Pharmaceuticals, Inc. (a)	800	12,824
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Akorn, Inc. (a)	3,231	$ 34,766
Alexza Pharmaceuticals, Inc. (a)	3,650	3,647
Ampio Pharmaceuticals, Inc. (a)(d)	1,407	10,215
Auxilium Pharmaceuticals, Inc. (a)	1,774	30,921
AVANIR Pharmaceuticals Class A (a)	4,295	10,566
Biodel, Inc. (a)	5,655	3,732
Cadence Pharmaceuticals, Inc. (a)	2,797	12,279
Cardiome Pharma Corp. (a)	2,569	5,241
China Nuokang Bio-Pharmaceutical, Inc. sponsored ADR (a)	186	482
Columbia Laboratories, Inc. (a)	3,395	7,333
Corcept Therapeutics, Inc. (a)	3,477	10,987
Cornerstone Therapeutics, Inc. (a)	1,311	7,656
Cumberland Pharmaceuticals, Inc. (a)	1,191	7,098
DepoMed, Inc. (a)	3,066	14,931
Durect Corp. (a)	3,921	5,333
Echo Therapeutics, Inc. (a)	1,854	4,635
Endo Pharmaceuticals Holdings, Inc. (a)	4,681	160,231
Endocyte, Inc.	1,283	13,202
Flamel Technologies SA sponsored ADR (a)	1,035	4,492
Hi-Tech Pharmacal Co., Inc. (a)	406	16,857
Impax Laboratories, Inc. (a)	2,400	48,336
Ista Pharmaceuticals, Inc. (a)	2,772	10,395
Jazz Pharmaceuticals, Inc. (a)	1,625	64,383
MAP Pharmaceuticals, Inc. (a)	1,059	14,561
Mylan, Inc. (a)	16,974	331,502
Nektar Therapeutics (a)(d)	4,407	22,035
Novogen Ltd. sponsored ADR (a)	316	155
NuPathe, Inc. (a)	469	1,041
Obagi Medical Products, Inc. (a)	1,176	11,889
Optimer Pharmaceuticals, Inc. (a)(d)	1,696	19,538
Pacira Pharmaceuticals, Inc.	868	6,354
Pain Therapeutics, Inc.	2,176	8,421
Perrigo Co.	3,600	352,440
Pozen, Inc. (a)	1,191	4,824
Questcor Pharmaceuticals, Inc. (a)	2,536	113,993
Sagent Pharmaceuticals, Inc.	972	20,101
Salix Pharmaceuticals Ltd. (a)	2,269	100,154
Santarus, Inc. (a)	2,436	7,089
Shire PLC sponsored ADR	1,800	182,376
Skystar Bio-Pharmaceutical Co. Ltd. (a)(d)	595	1,482
Somaxon Pharmaceuticals, Inc. (a)	2,921	2,074
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Sucampo Pharmaceuticals, Inc. Class A (a)	751	$ 2,794
Teva Pharmaceutical Industries Ltd. sponsored ADR	27,791	1,100,802
The Medicines Company (a)	1,941	36,704
Transcept Pharmaceuticals, Inc. (a)(d)	574	4,001
ViroPharma, Inc. (a)	3,230	77,552
Vivus, Inc. (a)(d)	3,201	32,426
Warner Chilcott PLC (a)	9,886	155,408
XenoPort, Inc. (a)	1,086	5,191
		3,129,350
TOTAL HEALTH CARE		19,576,145
INDUSTRIALS - 4.9%
Aerospace & Defense - 0.3%
AeroVironment, Inc. (a)	952	29,046
American Science & Engineering, Inc.	405	29,650
API Technologies Corp. (a)	2,864	9,394
Applied Energetics, Inc. (a)	4,156	353
Ascent Solar Technologies, Inc. (a)	4,123	2,886
Astronics Corp. (a)	385	13,729
BE Aerospace, Inc. (a)	3,984	155,177
Ceradyne, Inc. (a)	1,041	30,959
Elbit Systems Ltd. (d)	1,595	65,842
GeoEye, Inc. (a)	850	16,142
Innovative Solutions & Support, Inc. (a)	856	3,415
KEYW Holding Corp. (a)	1,000	8,130
Kratos Defense & Security Solutions, Inc. (a)	1,490	7,450
LMI Aerospace, Inc. (a)	461	7,653
Sypris Solutions, Inc. (a)	981	3,865
Taser International, Inc. (a)	2,706	16,290
		399,981
Air Freight & Logistics - 0.7%
Air Transport Services Group, Inc. (a)	3,455	16,722
Atlas Air Worldwide Holdings, Inc. (a)	1,032	43,602
C.H. Robinson Worldwide, Inc.	6,500	445,315
Expeditors International of Washington, Inc.	8,199	356,738
Forward Air Corp.	1,200	38,520
Hub Group, Inc. Class A (a)	1,385	41,245
Pacer International, Inc. (a)	1,536	6,574
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Air Freight & Logistics - continued
Park-Ohio Holdings Corp. (a)	711	$ 13,793
UTI Worldwide, Inc.	3,996	62,178
		1,024,687
Airlines - 0.2%
Allegiant Travel Co. (a)	716	37,289
Hawaiian Holdings, Inc. (a)	2,395	14,250
JetBlue Airways Corp. (a)	11,197	46,132
Pinnacle Airlines Corp. (a)	1,261	2,535
Republic Airways Holdings, Inc. (a)	1,686	6,457
Ryanair Holdings PLC sponsored ADR (a)	4,488	135,044
SkyWest, Inc.	2,269	27,523
Spirit Airlines, Inc. (a)	2,600	41,938
		311,168
Building Products - 0.1%
AAON, Inc.	1,047	22,940
American Woodmark Corp.	641	8,160
Apogee Enterprises, Inc.	1,206	12,784
Builders FirstSource, Inc. (a)	4,781	7,411
China Ceramics Co. Ltd. (a)	800	2,200
Gibraltar Industries, Inc. (a)	1,131	15,325
Insteel Industries, Inc.	916	9,554
Nortek, Inc. (a)	565	12,430
PGT, Inc. (a)	3,371	4,011
Universal Forest Products, Inc.	625	17,419
		112,234
Commercial Services & Supplies - 0.8%
A.T. Cross Co. Class A (a)	363	3,975
Acorn Energy, Inc.	1,101	5,956
Casella Waste Systems, Inc. Class A (a)	1,146	7,128
CECO Environmental Corp.	516	3,132
Cintas Corp.	5,129	155,922
Copart, Inc. (a)	2,733	122,794
Courier Corp.	435	4,807
EnerNOC, Inc. (a)	886	8,718
Fuel Tech, Inc. (a)	971	5,622
G&K Services, Inc. Class A	701	20,960
Guanwei Recycling Corp. (a)	760	722
Healthcare Services Group, Inc.	2,547	45,999
Heritage-Crystal Clean, Inc. (a)	952	15,756
Herman Miller, Inc.	2,200	47,498
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Industrial Services of America, Inc. (a)(d)	459	$ 2,621
InnerWorkings, Inc. (a)(d)	2,041	18,532
Interface, Inc. Class A	2,161	24,852
Intersections, Inc.	661	6,828
Kimball International, Inc. Class B	1,425	8,650
McGrath RentCorp.	1,260	35,267
Mobile Mini, Inc. (a)	1,500	27,045
Multi-Color Corp.	559	14,657
Perma-Fix Environmental Services, Inc. (a)	2,776	4,303
R.R. Donnelley & Sons Co.	7,500	112,650
Standard Parking Corp. (a)	945	17,105
Stericycle, Inc. (a)	3,300	267,366
Swisher Hygiene, Inc. (Canada) (a)(d)	6,010	23,259
Sykes Enterprises, Inc. (a)	1,710	27,856
Team, Inc. (a)	990	27,086
Tetra Tech, Inc. (a)	2,532	56,691
United Stationers, Inc.	1,932	64,799
US Ecology, Inc.	836	15,416
WCA Waste Corp. (a)	886	4,350
		1,208,322
Construction & Engineering - 0.1%
Aegion Corp. (a)	1,302	19,738
Foster Wheeler AG (a)	4,973	92,249
Great Lakes Dredge & Dock Corp.	1,716	10,382
Integrated Electrical Services, Inc. (a)	731	1,849
Layne Christensen Co. (a)	896	22,418
MYR Group, Inc. (a)	855	14,997
Northwest Pipe Co. (a)	495	11,529
Primoris Services Corp.	1,623	23,079
Sterling Construction Co., Inc. (a)	641	8,147
UniTek Global Services, Inc. (a)	650	3,250
		207,638
Electrical Equipment - 0.3%
A123 Systems, Inc. (a)	3,951	9,798
Active Power, Inc. (a)	4,641	3,249
Altair Nanotechnologies, Inc. (a)(d)	1,335	1,228
American Superconductor Corp. (a)(d)	1,958	7,773
Broadwind Energy, Inc. (a)	3,623	2,391
Capstone Turbine Corp. (a)(d)	6,826	7,099
China BAK Battery, Inc. (a)(d)	1,801	1,513
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - continued
China Recycling Energy Corp. (a)	1,590	$ 1,972
Coleman Cable, Inc. (a)	616	5,433
Deswell Industries, Inc.	861	1,989
Encore Wire Corp.	1,031	26,724
Franklin Electric Co., Inc.	921	43,351
FuelCell Energy, Inc. (a)	7,067	6,572
Fushi Copperweld, Inc. (a)	1,398	10,758
Global Power Equipment Group, Inc. (a)	586	13,642
Highpower International, Inc. (a)	470	498
Hoku Corp. (a)(d)	3,339	2,705
Hydrogenics Corp. (a)	259	1,497
II-VI, Inc. (a)	2,382	46,616
Jinpan International Ltd.	717	6,008
Lihua International, Inc.	980	5,390
Lime Energy Co. (a)	1,124	3,552
LSI Industries, Inc.	696	4,517
Ocean Power Technologies, Inc. (a)	585	2,147
Plug Power, Inc. (a)	506	1,123
Powell Industries, Inc. (a)	606	18,374
PowerSecure International, Inc. (a)	710	4,509
Preformed Line Products Co.	176	9,358
Satcon Technology Corp. (a)(d)	7,337	5,575
Ultralife Corp. (a)	901	4,100
Valence Technology, Inc. (a)(d)	8,277	7,548
Vicor Corp.	1,551	12,439
Woodward, Inc.	2,676	113,302
		392,750
Industrial Conglomerates - 0.0%
Raven Industries, Inc.	806	48,553
Machinery - 1.1%
Altra Holdings, Inc. (a)	1,161	20,596
American Railcar Industries, Inc. (a)	750	17,843
Astec Industries, Inc. (a)	911	30,473
Chart Industries, Inc. (a)	1,266	77,049
China Valves Technology, Inc. (a)(d)	1,200	3,084
Cleantech Solutions International, Inc. (a)	1,355	339
Columbus McKinnon Corp. (NY Shares) (a)	885	11,116
Commercial Vehicle Group, Inc. (a)	1,360	15,232
Dynamic Materials Corp.	450	9,612
Energy Recovery, Inc. (a)(d)	1,776	5,115
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Flow International Corp. (a)	2,325	$ 6,092
Force Protection, Inc. (a)	2,703	14,921
FreightCar America, Inc. (a)	461	10,479
Gencor Industries, Inc. (a)	778	5,438
Hardinge, Inc.	390	3,440
Hurco Companies, Inc. (a)	225	5,339
Joy Global, Inc.	3,988	364,025
L.B. Foster Co. Class A	576	16,543
Lincoln Electric Holdings, Inc.	3,432	135,495
Makita Corp. sponsored ADR	86	2,996
Middleby Corp. (a)	730	66,634
NN, Inc. (a)	1,041	6,860
Nordson Corp.	2,768	130,262
Omega Flex, Inc. (a)	360	4,849
PACCAR, Inc.	14,225	577,108
PMFG, Inc. (a)	555	12,865
RBC Bearings, Inc. (a)	990	41,828
SmartHeat, Inc. (a)	1,250	563
Sun Hydraulics Corp.	1,050	26,418
Tecumseh Products Co.:
Class A (non-vtg.) (a)	801	4,149
Class B (a)	281	1,433
TriMas Corp. (a)	1,201	24,512
Twin Disc, Inc.	345	14,628
Westport Innovations, Inc. (a)	1,751	48,450
		1,715,786
Marine - 0.0%
DryShips, Inc. (a)(d)	16,057	36,128
Eagle Bulk Shipping, Inc. (a)(d)	2,733	3,034
Euroseas Ltd.	1,365	3,808
FreeSeas, Inc. (a)	291	187
Newlead Holdings Ltd. (a)	85	54
Star Bulk Carriers Corp.	2,781	3,254
TBS International Ltd. Class A (a)	1,115	273
Ultrapetrol (Bahamas) Ltd. (a)	1,156	3,133
		49,871
Professional Services - 0.4%
51job, Inc. sponsored ADR (a)	382	17,339
Acacia Research Corp. - Acacia Technologies (a)	1,600	55,712
Advisory Board Co. (a)	761	55,081
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Professional Services - continued
Barrett Business Services, Inc.	420	$ 8,022
CoStar Group, Inc. (a)	989	65,808
CRA International, Inc. (a)	480	9,802
Exponent, Inc. (a)	600	28,428
Heidrick & Struggles International, Inc.	756	16,103
Hudson Highland Group, Inc. (a)	976	4,607
Huron Consulting Group, Inc. (a)	836	29,026
ICF International, Inc. (a)	797	20,674
Kelly Services, Inc. Class A (non-vtg.)	1,230	17,810
Kforce, Inc. (a)	1,701	20,837
Lightbridge Corp. (a)	719	1,984
Odyssey Marine Exploration, Inc. (a)(d)	3,919	9,993
On Assignment, Inc. (a)	1,606	16,735
Pendrell Corp. (a)	6,352	17,341
Resources Connection, Inc.	1,691	18,094
RPX Corp.	1,774	25,049
Verisk Analytics, Inc. (a)	5,636	221,382
VSE Corp.	201	5,244
		665,071
Road & Rail - 0.5%
AMERCO (a)	806	62,868
Arkansas Best Corp.	1,011	19,330
Avis Budget Group, Inc. (a)	3,900	46,020
Covenant Transport Group, Inc. Class A (a)	856	2,628
Frozen Food Express Industries, Inc. (a)	1,725	2,415
Heartland Express, Inc.	3,488	47,960
J.B. Hunt Transport Services, Inc.	4,771	218,130
Landstar System, Inc.	1,920	88,838
Marten Transport Ltd.	786	14,510
Old Dominion Freight Lines, Inc. (a)	2,394	92,911
P.A.M. Transportation Services, Inc. (a)	646	6,143
Patriot Transportation Holding, Inc. (a)	436	9,932
Quality Distribution, Inc. (a)	846	8,545
Saia, Inc. (a)	637	7,408
Student Transportation, Inc.	2,000	12,961
Universal Truckload Services, Inc.	891	12,251
USA Truck, Inc. (a)	420	3,784
Vitran Corp., Inc. (a)	946	5,392
Werner Enterprises, Inc.	2,688	63,007
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - continued
YRC Worldwide, Inc. (a)	84,282	$ 2,714
Zipcar, Inc. (a)	1,775	28,329
		756,076
Trading Companies & Distributors - 0.4%
Aceto Corp.	966	6,617
Beacon Roofing Supply, Inc. (a)	2,076	40,544
DXP Enterprises, Inc. (a)	391	11,828
Fastenal Co.	11,228	467,646
General Finance Corp. (a)	1,820	4,696
H&E Equipment Services, Inc. (a)	1,290	16,396
Houston Wire & Cable Co.	776	8,714
Kaman Corp.	1,038	32,209
Lawson Products, Inc.	600	9,456
Rush Enterprises, Inc.:
Class A (a)	1,043	19,984
Class B (a)	625	9,850
Titan Machinery, Inc. (a)	836	18,141
		646,081
Transportation Infrastructure - 0.0%
Grupo Aeroportuario Norte SAB de CV ADR	200	2,790
TOTAL INDUSTRIALS		7,541,008
INFORMATION TECHNOLOGY - 52.3%
Communications Equipment - 6.7%
Acme Packet, Inc. (a)	2,859	95,576
ADTRAN, Inc.	2,259	74,615
Alvarion Ltd. (a)	2,981	2,534
Ambient Corp. (a)	600	3,672
Anaren, Inc. (a)	802	13,417
Arris Group, Inc. (a)	4,626	49,730
Aruba Networks, Inc. (a)	4,149	87,544
AudioCodes Ltd. (a)	1,980	6,930
Aviat Networks, Inc. (a)	3,025	5,324
Bel Fuse, Inc. Class B (non-vtg.)	371	6,782
Black Box Corp.	780	22,253
Blue Coat Systems, Inc. (a)	1,596	28,728
Brocade Communications Systems, Inc. (a)	18,188	97,851
Ceragon Networks Ltd. (a)	1,336	10,688
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
China TechFaith Wireless Communication Technology Ltd. sponsored ADR (a)	1,185	$ 2,003
Ciena Corp. (a)	3,646	44,153
Cisco Systems, Inc.	216,000	4,026,240
Cogo Group, Inc. (a)	1,545	2,549
Comtech Telecommunications Corp.	1,006	30,472
Comverse Technology, Inc. (a)	8,000	52,400
Dialogic, Inc. (a)	1,081	1,351
Digi International, Inc. (a)	1,635	17,969
Ditech Networks, Inc. (a)	1,626	1,431
DragonWave, Inc. (a)	1,400	5,950
EchoStar Holding Corp. Class A (a)	1,821	40,026
EMCORE Corp. (a)	5,352	5,084
EXFO, Inc. (sub. vtg.) (a)	907	5,318
Extreme Networks, Inc. (a)	3,522	10,636
F5 Networks, Inc. (a)	3,150	356,045
Finisar Corp. (a)	3,317	61,165
Gilat Satellite Networks Ltd. (a)	2,426	8,855
Globecomm Systems, Inc. (a)	721	9,870
Harmonic, Inc. (a)	4,396	23,607
Infinera Corp. (a)	3,871	26,710
InterDigital, Inc.	1,730	76,051
Ituran Location & Control Ltd.	1,485	18,949
Ixia (a)	3,000	33,000
JDS Uniphase Corp. (a)	8,481	93,121
KVH Industries, Inc. (a)	511	3,976
Loral Space & Communications Ltd. (a)	823	51,149
Meru Networks, Inc. (a)	574	2,698
Mitel Networks, Inc. (a)	1,991	5,097
NETGEAR, Inc. (a)	1,260	47,867
Network Engines, Inc. (a)	6,207	6,517
Network Equipment Technologies, Inc. (a)	1,349	2,361
Oclaro, Inc. (a)	1,879	5,844
Oplink Communications, Inc. (a)	687	11,342
Opnext, Inc. (a)	2,370	2,489
ORBCOMM, Inc. (a)	1,486	4,904
Orckit Communications Ltd. (a)	771	748
Parkervision, Inc. (a)(d)	4,087	4,087
PC-Tel, Inc.	1,116	7,801
Polycom, Inc. (a)	6,739	113,889
Powerwave Technologies, Inc. (a)	1,044	2,422
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
QUALCOMM, Inc.	65,966	$ 3,614,937
RADWARE Ltd. (a)	749	20,343
Research In Motion Ltd. (a)	20,550	367,023
RIT TECHNOLOGIES LTD (a)	1,700	5,440
Riverbed Technology, Inc. (a)	6,325	164,450
ShoreTel, Inc. (a)	2,706	16,317
Sierra Wireless, Inc. (a)	1,722	11,278
Silicom Ltd. (a)	345	5,993
Sonus Networks, Inc. (a)	10,536	27,499
Sycamore Networks, Inc.	1,169	23,146
Symmetricom, Inc. (a)	2,446	12,597
Tekelec (a)	2,626	28,939
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	8,782	93,353
Telestone Technologies Corp. (a)(d)	314	1,394
Tellabs, Inc.	13,974	55,477
Telular Corp.	1,344	9,462
Ubiquiti Networks, Inc. (d)	3,343	66,058
UTStarcom Holdings Corp. (a)	4,161	5,617
ViaSat, Inc. (a)	1,449	68,567
Westell Technologies, Inc. Class A (a)	2,778	6,195
Wi-Lan, Inc.	4,772	26,201
Zhone Technologies, Inc. (a)	2,720	2,421
ZST Digital Networks, Inc. (a)(d)	1,005	2,040
		10,366,537
Computers & Peripherals - 10.7%
Apple, Inc. (a)	36,330	13,885,285
Avid Technology, Inc. (a)	1,551	12,346
Concurrent Computer Corp. (a)	360	1,170
Cray, Inc. (a)	1,843	11,390
Dell, Inc. (a)	71,322	1,124,035
Dot Hill Systems Corp. (a)	3,411	4,571
Electronics for Imaging, Inc. (a)	1,543	22,821
Hutchinson Technology, Inc. (a)	1,056	1,679
iGO, Inc. (a)	3,980	2,587
Immersion Corp. (a)	1,335	8,117
Intevac, Inc. (a)	911	6,823
Logitech International SA (a)(d)	7,101	58,583
NetApp, Inc. (a)	14,600	537,718
Novatel Wireless, Inc. (a)	1,997	6,410
OCZ Technology Group, Inc. (a)(d)	1,770	12,372
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Presstek, Inc. (a)	1,594	$ 853
QLogic Corp. (a)	4,442	66,275
Rimage Corp.	400	4,528
SanDisk Corp. (a)	9,400	463,514
Seagate Technology	16,822	287,656
Silicon Graphics International Corp. (a)	1,011	15,084
Smart Technologies, Inc. Class A (a)	1,547	7,008
STEC, Inc. (a)	2,011	18,340
Stratasys, Inc. (a)	722	22,180
Super Micro Computer, Inc. (a)	1,221	16,593
Synaptics, Inc. (a)	1,350	43,821
Transact Technologies, Inc. (a)	1,251	7,731
USA Technologies, Inc. (a)	6,619	7,149
Xyratex Ltd.	1,176	15,947
		16,672,586
Electronic Equipment & Components - 1.3%
Agilysys, Inc. (a)	1,050	8,537
Brightpoint, Inc. (a)	3,126	31,229
CalAmp Corp. (a)	2,713	11,205
Cognex Corp.	1,796	64,063
Coherent, Inc. (a)	900	45,720
Comverge, Inc. (a)	1,083	1,473
Daktronics, Inc.	1,761	16,553
DDi Corp.	823	7,415
DTS, Inc. (a)	851	24,500
Echelon Corp. (a)	1,830	9,004
Electro Rent Corp.	1,080	17,701
Electro Scientific Industries, Inc. (a)	1,335	17,582
FARO Technologies, Inc. (a)	690	33,431
FEI Co. (a)	1,455	58,724
Flextronics International Ltd. (a)	30,000	179,100
FLIR Systems, Inc.	6,005	161,294
GSI Group, Inc. (a)	1,500	16,530
HLS Systems International Ltd. (a)(d)	1,991	17,620
I. D. Systems Inc. (a)	601	3,143
Identive Group, Inc. (a)	3,097	6,008
Insight Enterprises, Inc. (a)	2,136	31,271
IPG Photonics Corp. (a)	1,800	68,994
Itron, Inc. (a)	1,543	54,668
LeCroy Corp. (a)	551	4,987
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Littelfuse, Inc.	801	$ 37,439
LoJack Corp. (a)	1,051	2,417
Magal Security Systems Ltd. (a)	1,506	6,355
Maxwell Technologies, Inc. (a)	1,095	18,582
Measurement Specialties, Inc. (a)	521	14,864
Mercury Computer Systems, Inc. (a)	951	13,114
Microvision, Inc. (a)(d)	3,433	1,549
Molex, Inc.	3,921	97,790
Molex, Inc. Class A (non-vtg.)	3,066	64,202
MTS Systems Corp.	776	31,180
Multi-Fineline Electronix, Inc. (a)	1,116	23,358
National Instruments Corp.	4,575	120,323
NetList, Inc. (a)	6,255	17,952
Newport Corp. (a)	1,221	15,910
Orbotech Ltd. (a)	1,410	14,453
OSI Systems, Inc. (a)	716	34,232
PC Connection, Inc.	691	7,000
PC Mall, Inc. (a)	556	3,180
Planar Systems, Inc. (a)	1,943	3,925
Plexus Corp. (a)	1,400	38,010
Power-One, Inc. (a)	4,043	17,223
RadiSys Corp. (a)	936	4,062
Richardson Electronics Ltd.	1,201	14,856
Rofin-Sinar Technologies, Inc. (a)	1,121	26,971
Sanmina-SCI Corp. (a)	3,082	26,105
ScanSource, Inc. (a)	1,206	42,343
Tech Data Corp. (a)	1,650	81,230
Trimble Navigation Ltd. (a)	4,561	196,488
TTM Technologies, Inc. (a)	2,908	32,017
Universal Display Corp. (a)	1,650	64,284
Viasystems Group, Inc. (a)	708	12,914
X-Rite, Inc. (a)	3,195	15,336
Zygo Corp. (a)	1,006	16,428
		2,006,844
Internet Software & Services - 8.0%
Akamai Technologies, Inc. (a)	7,280	210,465
Ancestry.com, Inc. (a)	1,610	38,173
Angie's List, Inc. (d)	2,180	25,190
Autobytel, Inc. (a)	1,756	1,317
Baidu.com, Inc. sponsored ADR (a)	10,636	1,393,210
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Carbonite, Inc. (d)	1,032	$ 12,508
China Finance Online Co. Ltd. ADR (a)	915	1,793
ChinaCache International Holdings Ltd. sponsored ADR (a)	225	1,100
comScore, Inc. (a)	1,086	21,579
Constant Contact, Inc. (a)	1,602	35,052
Cornerstone OnDemand, Inc.	1,865	30,064
CryptoLogic Ltd. (a)	480	677
DealerTrack Holdings, Inc. (a)	1,896	49,106
Digital River, Inc. (a)	1,521	24,321
EarthLink, Inc.	4,455	28,067
EasyLink Services International Corp. (a)	1,594	6,775
eBay, Inc. (a)	50,731	1,501,130
eGain Communications Corp. (a)	930	4,929
Equinix, Inc. (a)	1,731	173,135
FriendFinder Networks, Inc. (a)(d)	3,713	3,487
GigaMedia Ltd. (a)	2,131	1,804
Google, Inc. Class A (a)	9,970	5,975,918
HSW International, Inc. (a)	177	524
IAC/InterActiveCorp	3,295	137,995
InfoSpace, Inc. (a)	1,401	13,506
Internap Network Services Corp. (a)	2,287	11,870
Internet Initiative Japan, Inc. sponsored ADR	711	6,890
iPass, Inc.	7,740	11,300
j2 Global Communications, Inc.	1,719	46,602
Keynote Systems, Inc.	675	12,373
KIT Digital, Inc. (a)	1,500	13,380
Ku6 Media Co. Ltd. sponsored ADR (a)	1,681	2,084
Limelight Networks, Inc. (a)	3,326	10,244
Liquidity Services, Inc. (a)	1,191	40,565
LivePerson, Inc. (a)	2,295	28,871
Local.com Corp. (a)(d)	2,237	5,056
LogMeIn, Inc. (a)	845	36,343
LoopNet, Inc. (a)	1,320	23,826
Marchex, Inc. Class B	1,791	12,376
Market Leader, Inc. (a)	861	2,359
MercadoLibre, Inc.	1,716	150,476
ModusLink Global Solutions, Inc.	1,665	7,243
Move, Inc. (a)	1,545	10,043
NetEase.com, Inc. sponsored ADR (a)	2,946	132,835
NIC, Inc.	2,461	31,993
Open Text Corp. (a)	2,210	125,998
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
OpenTable, Inc. (a)(d)	949	$ 33,566
Openwave Systems, Inc. (a)	3,561	5,840
Perficient, Inc. (a)	1,516	13,038
Points International Ltd. (a)	422	3,806
QuinStreet, Inc. (a)	1,753	16,233
RADVision Ltd. (a)	1,225	5,868
RealNetworks, Inc.	1,385	10,512
Rediff.com India Ltd. sponsored ADR (a)(d)	600	4,746
Responsys, Inc.	1,730	14,428
RightNow Technologies, Inc. (a)	1,431	61,419
Saba Software, Inc. (a)	1,606	10,841
SciQuest, Inc. (a)	800	11,680
Selectica, Inc. (a)	342	1,149
Sify Technologies Ltd. sponsored ADR (a)(d)	1,740	7,447
SINA Corp. (a)(d)	2,564	169,429
Sohu.com, Inc. (a)	1,478	73,072
SPS Commerce, Inc. (a)	530	12,429
Stamps.com, Inc.	675	18,475
Support.com, Inc. (a)	2,745	5,627
TechTarget, Inc. (a)	1,500	8,100
TheStreet.com, Inc.	1,096	1,896
Travelzoo, Inc. (a)(d)	751	21,020
Tudou Holdings Ltd. ADR (d)	200	2,404
United Online, Inc.	3,243	17,123
ValueClick, Inc. (a)	3,087	47,725
Velti PLC (a)	1,875	13,875
VeriSign, Inc.	6,779	227,639
VistaPrint Ltd. (a)	1,701	55,640
Vocus, Inc. (a)	821	17,422
Web.com, Inc. (a)	1,853	19,104
WebMD Health Corp. (a)	2,309	83,632
WebMediaBrands, Inc. (a)	1,696	848
Yahoo!, Inc. (a)	49,359	775,430
Yandex NV (d)	5,200	114,296
Zillow, Inc. (a)	750	16,793
Zix Corp. (a)	4,116	11,360
		12,328,464
IT Services - 2.2%
Acxiom Corp. (a)	3,216	40,007
Automatic Data Processing, Inc.	19,143	978,016
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Cardtronics, Inc. (a)	1,926	$ 52,349
Cass Information Systems, Inc.	385	14,903
China Information Technology, Inc. (a)	1,900	1,748
Cognizant Technology Solutions Corp. Class A (a)	11,744	790,958
Computer Task Group, Inc. (a)	717	9,350
CSG Systems International, Inc. (a)	1,356	20,571
Echo Global Logistics, Inc. (a)	1,404	22,071
Edgewater Technology, Inc. (a)	876	2,549
Euronet Worldwide, Inc. (a)	1,986	35,748
ExlService Holdings, Inc. (a)	1,236	32,878
Fiserv, Inc. (a)	5,700	328,662
Forrester Research, Inc.	975	31,561
Hackett Group, Inc. (a)	1,695	6,407
HiSoft Technology International Ltd. ADR (a)	993	11,747
iGate Corp.	2,041	31,676
Information Services Group, Inc. (a)	1,246	1,558
Infosys Ltd. sponsored ADR	3,292	169,933
Innodata Isogen, Inc. (a)	1,261	4,477
Jack Henry & Associates, Inc.	3,111	103,316
Lionbridge Technologies, Inc. (a)	2,146	4,786
LML Payment Systems, Inc. (a)(d)	2,399	4,870
ManTech International Corp. Class A	800	27,040
NCI, Inc. Class A (a)	491	5,941
Online Resources Corp. (a)	976	2,586
Paychex, Inc.	14,192	413,129
PFSweb, Inc. (a)	2,743	9,052
PRG-Schultz International, Inc. (a)	1,731	10,421
Rainmaker Systems, Inc. (a)	2,401	1,323
Sapient Corp.	4,887	60,012
ServiceSource International, Inc.	2,600	34,684
Syntel, Inc.	1,458	69,751
Teletech Holdings, Inc. (a)	2,691	47,389
Virtusa Corp. (a)	1,000	15,740
Yucheng Technologies Ltd. (a)	496	1,111
		3,398,320
Office Electronics - 0.1%
Zebra Technologies Corp. Class A (a)	2,286	86,548
Semiconductors & Semiconductor Equipment - 8.5%
Advanced Analogic Technologies, Inc. (a)	2,818	16,189
Advanced Energy Industries, Inc. (a)	1,500	14,970
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Aixtron AG sponsored ADR	188	$ 2,459
Alpha & Omega Semiconductor Ltd. (a)	1,154	10,109
Altera Corp.	12,700	478,409
Amkor Technology, Inc. (a)	7,661	34,015
Amtech Systems, Inc. (a)	401	3,641
ANADIGICS, Inc. (a)	3,015	6,784
Applied Materials, Inc.	52,152	562,199
Applied Micro Circuits Corp. (a)	2,420	18,053
ARM Holdings PLC sponsored ADR	5,498	155,428
ASM International NV unit (d)	2,111	57,250
ASML Holding NV	4,460	176,304
Atmel Corp. (a)	17,856	158,383
ATMI, Inc. (a)	1,291	26,724
AuthenTec, Inc. (a)	2,257	6,861
Avago Technologies Ltd.	9,700	290,224
Axcelis Technologies, Inc. (a)	4,561	5,792
AXT, Inc. (a)	1,989	8,374
Broadcom Corp. Class A	18,855	572,155
Brooks Automation, Inc.	3,006	28,677
Cabot Microelectronics Corp. (a)	981	40,780
Camtek Ltd. (a)	1,486	2,838
Canadian Solar, Inc. (a)(d)	1,991	5,794
Cavium, Inc. (a)	1,842	60,123
Ceva, Inc. (a)	1,050	30,251
China Sunergy Co. Ltd. ADR (a)(d)	1,320	950
ChipMOS TECHNOLOGIES (Bermuda) Ltd. (a)	2,112	12,440
Cirrus Logic, Inc. (a)	2,601	42,370
Cohu, Inc.	885	8,956
Cree, Inc. (a)	4,085	101,635
Cymer, Inc. (a)	1,206	53,932
Cypress Semiconductor Corp.	6,614	126,129
Diodes, Inc. (a)	1,626	33,333
DSP Group, Inc. (a)	1,305	7,673
Energy Conversion Devices, Inc. (a)(d)	1,811	598
Entegris, Inc. (a)	5,220	44,005
Entropic Communications, Inc. (a)	3,249	16,180
Exar Corp. (a)	1,755	11,057
Ezchip Semiconductor Ltd. (a)	1,020	32,977
First Solar, Inc. (a)	3,298	157,842
FormFactor, Inc. (a)	1,856	10,988
FSI International, Inc. (a)(d)	1,656	4,306
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
GSI Technology, Inc. (a)	1,220	$ 5,978
GT Advanced Technologies, Inc. (a)	5,936	45,826
Hanwha Solarone Co. Ltd. ADR (a)	1,791	2,579
Himax Technologies, Inc. sponsored ADR	3,511	3,651
Hittite Microwave Corp. (a)	1,483	80,690
Ikanos Communications, Inc. (a)	1,860	1,568
Integrated Device Technology, Inc. (a)	7,126	41,331
Integrated Silicon Solution, Inc. (a)	1,011	9,433
Intel Corp.	206,000	5,131,460
Intermolecular, Inc.	1,500	13,245
Intersil Corp. Class A	4,941	52,523
IXYS Corp. (a)	1,626	18,764
JA Solar Holdings Co. Ltd. ADR (a)(d)	4,791	8,768
KLA-Tencor Corp.	6,418	295,870
Kopin Corp. (a)	3,306	11,637
Kulicke & Soffa Industries, Inc. (a)	2,871	26,126
Lam Research Corp. (a)	4,935	201,200
Lattice Semiconductor Corp. (a)	4,891	33,699
Linear Technology Corp.	8,680	265,868
LTX-Credence Corp. (a)	2,029	12,357
Marvell Technology Group Ltd. (a)	24,740	349,329
Mattson Technology, Inc. (a)	2,176	2,568
Maxim Integrated Products, Inc.	11,719	300,592
Mellanox Technologies Ltd. (a)	1,411	49,399
MEMSIC, Inc. (a)	1,842	5,158
Micrel, Inc.	3,171	32,978
Microchip Technology, Inc.	7,211	251,736
Micron Technology, Inc. (a)	38,862	232,783
Microsemi Corp. (a)	3,096	54,985
Mindspeed Technologies, Inc. (a)	1,178	6,067
MIPS Technologies, Inc. (a)	1,995	9,576
MKS Instruments, Inc.	1,961	52,672
Monolithic Power Systems, Inc. (a)	1,386	16,687
MoSys, Inc. (a)	1,530	4,789
Nanometrics, Inc. (a)	801	13,192
Netlogic Microsystems, Inc. (a)	2,700	133,434
Nova Measuring Instruments Ltd. (a)	1,096	7,080
Novellus Systems, Inc. (a)	2,723	94,270
NVE Corp. (a)	210	12,302
NVIDIA Corp. (a)	23,700	370,431
NXP Semiconductors NV (a)	9,657	163,203
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
O2Micro International Ltd. sponsored ADR (a)	1,626	$ 7,268
Omnivision Technologies, Inc. (a)	2,101	22,670
ON Semiconductor Corp. (a)	16,866	127,001
PDF Solutions, Inc. (a)	1,350	8,438
Pericom Semiconductor Corp. (a)	1,356	10,563
Photronics, Inc. (a)	2,236	12,946
Pixelworks, Inc. (a)	598	1,166
PLX Technology, Inc. (a)	2,101	6,492
PMC-Sierra, Inc. (a)	8,936	49,952
Power Integrations, Inc.	1,000	35,150
QuickLogic Corp. (a)	1,546	3,525
Rambus, Inc. (a)	4,458	35,575
Ramtron International Corp. (a)	1,221	2,344
RDA Microelectronics, Inc. sponsored ADR	350	4,151
RF Micro Devices, Inc. (a)	11,151	69,471
Rubicon Technology, Inc. (a)	951	9,025
Rudolph Technologies, Inc. (a)	1,086	8,536
SemiLEDs Corp.	1,100	3,377
Semtech Corp. (a)	2,601	60,343
Sigma Designs, Inc. (a)	1,146	7,988
Silicon Image, Inc. (a)	3,261	16,012
Silicon Laboratories, Inc. (a)	1,811	78,271
Silicon Motion Technology Corp. sponsored ADR (a)	1,231	24,005
Siliconware Precision Industries Co. Ltd. sponsored ADR	4,347	19,953
Skyworks Solutions, Inc. (a)	7,217	117,709
Spreadtrum Communications, Inc. ADR	1,556	38,511
Standard Microsystems Corp. (a)	956	23,929
SunPower Corp. (a)(d)	3,997	31,257
Supertex, Inc. (a)	494	9,144
Tessera Technologies, Inc. (a)	1,821	31,594
Tower Semiconductor Ltd. (a)(d)	9,998	6,909
TranSwitch Corp. (a)	2,112	5,681
Trident Microsystems, Inc. (a)	8,196	2,090
TriQuint Semiconductor, Inc. (a)	6,421	28,060
Ultra Clean Holdings, Inc. (a)	1,066	6,023
Ultratech, Inc. (a)	995	23,084
Veeco Instruments, Inc. (a)(d)	1,502	37,385
Vimicro International Corp. sponsored ADR (a)	2,017	3,449
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Volterra Semiconductor Corp. (a)	1,266	$ 31,017
Xilinx, Inc.	10,052	328,801
		13,212,826
Software - 14.8%
Accelrys, Inc. (a)	2,308	16,456
ACI Worldwide, Inc. (a)	1,317	39,615
Activision Blizzard, Inc.	46,000	571,320
Actuate Corp. (a)	1,740	11,484
Adobe Systems, Inc. (a)	19,400	531,948
Advent Software, Inc. (a)	2,100	56,700
Allot Communications Ltd. (a)	945	15,933
American Software, Inc. Class A	846	7,140
ANSYS, Inc. (a)	3,591	222,534
Ariba, Inc. (a)	3,523	106,923
AsiaInfo-Linkage, Inc. (a)	2,883	25,197
Aspen Technology, Inc. (a)	3,566	63,653
Authentidate Holding Corp. (a)	6,174	4,877
Autodesk, Inc. (a)	8,763	298,555
AutoNavi Holdings Ltd. ADR (a)	870	9,440
Blackbaud, Inc.	1,626	47,821
BluePhoenix Solutions Ltd. (a)(d)	1,260	843
BMC Software, Inc. (a)	6,983	249,014
Bottomline Technologies, Inc. (a)	1,250	28,125
BroadSoft, Inc. (a)	1,060	37,185
CA, Inc.	19,931	422,537
Cadence Design Systems, Inc. (a)	10,371	113,459
Callidus Software, Inc. (a)	2,656	13,599
CDC Software Corp. ADR (a)	605	217
Changyou.com Ltd. (A Shares) ADR (a)	374	9,339
Check Point Software Technologies Ltd. (a)	8,056	445,819
China CGame, Inc. (a)	1,448	288
China TransInfo Technlgy Corp. (a)	870	3,141
Cinedigm Digital Cinema Corp. (a)	1,095	1,544
Citrix Systems, Inc. (a)	7,338	523,860
ClickSoftware Technologies Ltd.	1,103	9,982
CommVault Systems, Inc. (a)	1,596	79,209
Compuware Corp. (a)	9,002	74,357
Concur Technologies, Inc. (a)	1,923	90,823
Convio, Inc. (a)	795	8,157
CyberDefender Corp. (a)(d)	11,511	5,295
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Deltek, Inc. (a)	2,316	$ 18,875
DemandTec, Inc. (a)	1,131	8,596
Descartes Systems Group, Inc. (a)	2,985	20,691
Digimarc Corp. (a)	390	10,136
Ebix, Inc. (d)	1,287	27,671
Electronic Arts, Inc. (a)	12,766	296,044
EPIQ Systems, Inc.	1,500	20,250
ePlus, Inc. (a)	287	7,970
Evolving Systems, Inc.	1,325	9,712
FalconStor Software, Inc. (a)	2,536	7,202
Fortinet, Inc. (a)	5,840	140,102
Fundtech Ltd.	750	17,423
Glu Mobile, Inc. (a)	3,964	12,249
Guidance Software, Inc. (a)	1,292	7,842
Informatica Corp. (a)	4,100	184,316
Interactive Intelligence Group, Inc. (a)	1,041	23,214
Intuit, Inc.	12,134	646,014
JDA Software Group, Inc. (a)	1,557	49,077
KongZhong Corp. sponsored ADR (a)	1,000	4,580
Magic Software Enterprises Ltd. (a)(d)	2,568	13,431
Magma Design Automation, Inc. (a)	2,621	14,992
Majesco Entertainment Co. (a)	2,427	6,747
Manhattan Associates, Inc. (a)	922	41,619
Mentor Graphics Corp. (a)	3,651	46,514
MICROS Systems, Inc. (a)	2,991	141,085
Microsoft Corp.	329,000	8,415,820
MicroStrategy, Inc. Class A (a)	375	46,174
Mitek Systems, Inc. (a)	938	6,876
Monotype Imaging Holdings, Inc. (a)	1,551	23,001
Motricity, Inc. (a)(d)	1,688	2,296
Net 1 UEPS Technologies, Inc. (a)	2,000	13,200
NetScout Systems, Inc. (a)	1,866	32,972
Nice Systems Ltd. sponsored ADR (a)	1,581	53,090
Nuance Communications, Inc. (a)	11,674	286,947
Opnet Technologies, Inc.	1,026	36,597
Oracle Corp.	198,700	6,229,245
Parametric Technology Corp. (a)	4,688	97,651
Pegasystems, Inc.	1,363	39,363
Perfect World Co. Ltd. sponsored ADR Class B (a)	1,575	16,459
Pervasive Software, Inc. (a)	1,606	10,021
Progress Software Corp. (a)	2,529	51,516
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
QAD, Inc.:
Class A	660	$ 7,260
Class B	165	1,817
QLIK Technologies, Inc. (a)	3,200	87,584
Quest Software, Inc. (a)	3,555	64,239
RealPage, Inc. (a)	2,672	66,880
Retalix Ltd. (a)	786	11,397
Rovi Corp. (a)	4,276	118,659
S1 Corp. (a)	2,685	26,152
Scientific Learning Corp. (a)	1,966	5,760
SeaChange International, Inc. (a)	1,311	10,501
Shanda Games Ltd. sponsored ADR (a)	3,749	16,871
Shanda Interactive Entertainment Ltd. sponsored ADR (a)(d)	962	38,547
Smith Micro Software, Inc. (a)	1,336	1,376
Sonic Foundry, Inc. (a)	329	2,385
Sourcefire, Inc. (a)	936	31,000
SRS Labs, Inc. (a)	833	5,373
SS&C Technologies Holdings, Inc. (a)	2,835	45,502
Symantec Corp. (a)	30,325	495,814
Synchronoss Technologies, Inc. (a)	1,251	37,392
Synopsys, Inc. (a)	5,735	160,408
Take-Two Interactive Software, Inc. (a)	3,186	44,445
Taleo Corp. Class A (a)	1,407	45,573
Tangoe, Inc. (a)	1,318	17,898
TeleCommunication Systems, Inc. Class A (a)	1,500	4,035
TeleNav, Inc. (a)	1,766	14,517
The9 Ltd. sponsored ADR (a)(d)	786	4,606
THQ, Inc. (a)	3,315	5,636
TIBCO Software, Inc. (a)	6,207	170,072
TigerLogic Corp. (a)	987	2,013
TiVo, Inc. (a)	4,553	44,984
Trunkbow International Holdings Ltd. (a)	1,172	2,227
Ultimate Software Group, Inc. (a)	1,000	66,320
Vasco Data Security International, Inc. (a)	1,515	12,771
Verint Systems, Inc. (a)	1,388	39,267
Versant Corp. (a)	315	3,465
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Wave Systems Corp. Class A (a)(d)	3,219	$ 7,243
Websense, Inc. (a)	1,626	29,447
		23,033,405
TOTAL INFORMATION TECHNOLOGY		81,105,530
MATERIALS - 1.1%
Chemicals - 0.4%
A. Schulman, Inc.	1,300	26,871
ADA-ES, Inc. (a)	307	6,303
American Pacific Corp. (a)	525	4,247
Ampal-American Israel Corp. Class A (a)	1,950	702
Balchem Corp.	1,200	49,800
Cereplast, Inc. (a)	450	482
Gulf Resources, Inc. (a)(d)	1,170	2,422
Hawkins, Inc.	555	21,928
Innophos Holdings, Inc.	810	39,893
Innospec, Inc. (a)	1,020	29,641
KMG Chemicals, Inc.	511	7,997
Landec Corp. (a)	1,071	6,372
Material Sciences Corp. (a)	570	4,674
Methanex Corp.	3,696	90,593
Penford Corp. (a)	476	2,394
Senomyx, Inc. (a)	1,501	5,794
Sigma Aldrich Corp.	4,707	305,061
TPC Group, Inc. (a)	698	16,752
Yongye International, Inc. (a)(d)	2,000	9,420
Zoltek Companies, Inc. (a)	1,281	10,517
		641,863
Construction Materials - 0.0%
United States Lime & Minerals, Inc. (a)	345	19,051
Containers & Packaging - 0.1%
AEP Industries, Inc. (a)	300	7,305
Silgan Holdings, Inc.	2,978	115,963
		123,268
Metals & Mining - 0.6%
Century Aluminum Co. (a)	3,466	33,378
China Gerui Adv Mat Group Ltd. (a)(d)	1,568	5,958
China Natural Resources, Inc. (a)(d)	816	8,217
China Precision Steel, Inc. (a)(d)	1,912	822
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
DRDGOLD Ltd. sponsored ADR	1,435	$ 9,629
Globe Specialty Metals, Inc.	2,759	41,192
Handy & Harman Ltd. (a)	800	8,896
Haynes International, Inc.	435	26,083
Horsehead Holding Corp. (a)	1,564	14,530
Kaiser Aluminum Corp.	821	38,259
Olympic Steel, Inc.	480	11,395
Pan American Silver Corp.	4,166	107,774
Qiao Xing Universal Telephone, Inc. (a)(d)	2,194	2,019
Randgold Resources Ltd. sponsored ADR	2,327	248,780
Royal Gold, Inc.	2,051	167,054
Schnitzer Steel Industries, Inc. Class A	866	40,174
Silver Standard Resources, Inc. (a)	3,316	48,778
SinoCoking Coal and Coke Chemical Industries, Inc. (a)(d)	750	2,423
Steel Dynamics, Inc.	8,500	112,030
Sutor Technology Group Ltd. (a)(d)	1,977	2,274
Universal Stainless & Alloy Products, Inc. (a)	469	17,738
US Energy Corp. (a)	1,078	2,921
		950,324
Paper & Forest Products - 0.0%
Mercer International, Inc. (SBI) (a)	2,261	13,408
TOTAL MATERIALS		1,747,914
TELECOMMUNICATION SERVICES - 1.3%
Diversified Telecommunication Services - 0.4%
8x8, Inc. (a)	5,366	19,747
Alaska Communication Systems Group, Inc. (d)	2,052	10,978
Atlantic Tele-Network, Inc.	551	22,811
B Communications Ltd. (a)	1,052	16,527
Boingo Wireless, Inc.	1,245	10,583
Cbeyond, Inc. (a)	1,101	8,158
City Telecom (HK) Ltd. sponsored ADR	561	6,266
Cogent Communications Group, Inc. (a)	1,770	30,108
Consolidated Communications Holdings, Inc.	1,291	23,845
Enternet Gold Golden Lines Ltd. (a)	720	9,079
FairPoint Communications, Inc. (a)	938	4,456
General Communications, Inc. Class A (a)	2,256	22,989
Globalstar, Inc. (a)(d)	10,623	4,663
Hawaiian Telcom Holdco, Inc. (a)	350	5,250
HickoryTech Corp.	570	6,162
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Iridium Communications, Inc. (a)	2,453	$ 17,441
Lumos Networks Corp.	905	13,240
Neutral Tandem, Inc. (a)	1,292	13,967
PAETEC Holding Corp. (a)	6,928	37,203
SureWest Communications	705	8,100
Towerstream Corp. (a)	1,587	3,285
tw telecom, inc. (a)	6,000	112,740
VocalTec Communications Ltd. (a)	422	10,803
Warwick Valley Telephone Co.	571	7,349
Windstream Corp.	19,382	227,932
		653,682
Wireless Telecommunication Services - 0.9%
America Movil SAB de CV Series A sponsored ADR	592	13,989
Clearwire Corp. Class A (a)(d)	10,531	18,745
FiberTower Corp. (a)(d)	1,385	360
Leap Wireless International, Inc. (a)	2,826	25,632
NII Holdings, Inc. (a)	6,689	153,914
NTELOS Holdings Corp.	905	19,105
Partner Communications Co. Ltd. ADR	576	5,507
SBA Communications Corp. Class A (a)	4,672	191,038
Shenandoah Telecommunications Co.	891	9,837
USA Mobility, Inc.	900	12,618
Vodafone Group PLC sponsored ADR	35,132	953,834
		1,404,579
TOTAL TELECOMMUNICATION SERVICES		2,058,261
UTILITIES - 0.1%
Electric Utilities - 0.1%
MGE Energy, Inc.	891	39,863
Otter Tail Corp.	1,098	23,805
		63,668
Gas Utilities - 0.0%
China Natural Gas, Inc. (a)(d)	900	1,728
Independent Power Producers & Energy Traders - 0.0%
Synthesis Energy Systems, Inc. (a)(d)	6,525	9,070
Water Utilities - 0.0%
Artesian Resources Corp. Class A	375	6,938
Cadiz, Inc. (a)	1,179	10,069
Connecticut Water Service, Inc.	465	13,485
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Water Utilities - continued
Consolidated Water Co., Inc.	705	$ 5,802
Middlesex Water Co.	510	9,435
Tri-Tech Holding, Inc. (a)	258	1,001
York Water Co.	426	7,638
		54,368
TOTAL UTILITIES		128,834
TOTAL COMMON STOCKS (Cost $138,088,804)		154,924,215
Money Market Funds - 2.2%

Fidelity Cash Central Fund, 0.11% (b)	18,089	18,089
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	3,336,625	3,336,625
TOTAL MONEY MARKET FUNDS (Cost $3,354,714)		3,354,714
TOTAL INVESTMENT PORTFOLIO - 102.0% (Cost $141,443,518)		158,278,929
NET OTHER ASSETS (LIABILITIES) - (2.0)%		(3,056,160)
NET ASSETS - 100%		$ 155,222,769
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 219
Fidelity Securities Lending Cash Central Fund	246,978
Total	$ 247,197
Other Information

The following is a summary of the inputs used, as of November 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 25,523,799	$ 25,523,799	$ -	$ -
Consumer Staples	3,744,399	3,744,399	-	-
Energy	2,715,607	2,715,607	-	-
Financials	10,782,718	10,782,657	61	-
Health Care	19,576,145	19,575,618	527	-
Industrials	7,541,008	7,541,008	-	-
Information Technology	81,105,530	81,105,313	-	217
Materials	1,747,914	1,747,914	-	-
Telecommunication Services	2,058,261	2,058,261	-	-
Utilities	128,834	127,106	-	1,728
Money Market Funds	3,354,714	3,354,714	-	-
Total Investments in Securities:	$ 158,278,929	$ 158,276,396	$ 588	$ 1,945
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 7,650
Total Realized Gain (Loss)	(10,335)
Total Unrealized Gain (Loss)	(431)
Cost of Purchases	1,628
Proceeds of Sales	(5,353)
Amortization/Accretion	-
Transfers in to Level 3	8,786
Transfers out of Level 3	-
Ending Balance	$ 1,945
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at November 30, 2011	$ (6,853)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Income Tax Information

At November 30, 2011, the Fund had a capital loss carryforward of approximately $3,251,011 of which $1,678,367, $1,453,838 and $118,806 will expire in fiscal 2016, 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	November 30, 2011

Assets
Investment in securities, at value (including securities loaned of $3,330,177) - See accompanying schedule: Unaffiliated issuers (cost $138,088,804)	$ 154,924,215
Fidelity Central Funds (cost $3,354,714)	3,354,714
Total Investments (cost $141,443,518)		$ 158,278,929
Cash		8,516
Receivable for investments sold		167,929
Dividends receivable		279,569
Distributions receivable from Fidelity Central Funds		35,011
Prepaid expenses		549
Receivable from investment adviser for expense reductions		26,231
Total assets		158,796,734

Liabilities
Payable for investments purchased	$ 72,159
Accrued management fee	30,838
Distribution and service plan fees payable	34,259
Other affiliated payables	4,998
Other payables and accrued expenses	95,086
Collateral on securities loaned, at value	3,336,625
Total liabilities		3,573,965

Net Assets		$ 155,222,769
Net Assets consist of:
Paid in capital		$ 141,237,677
Undistributed net investment income		405,396
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(3,255,717)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		16,835,413
Net Assets, for 1,500,000 shares outstanding		$ 155,222,769
Net Asset Value, offering price and redemption price per share ($155,222,769 ÷ 1,500,000 shares)		$ 103.48

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended November 30, 2011

Investment Income
Dividends		$ 1,711,318
Interest		1
Income from Fidelity Central Funds (including $246,978 from security lending)		247,197
Total income		1,958,516

Expenses
Management fee	$ 398,418
Transfer agent and custody fees	87,317
Distribution and service plan fees	149,437
Licensing fees	99,626
Accounting and security lending fees	64,945
Independent trustees' compensation	918
Audit	70,155
Legal	536
Miscellaneous	7,993
Total expenses before reductions	879,345
Expense reductions	(382,125)	497,220
Net investment income (loss)		1,461,296
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	302,229
In-Kind redemptions	13,224,173
Foreign currency transactions	(16)
Total net realized gain (loss)		13,526,386
Change in net unrealized appreciation (depreciation) on: Investment securities	(6,582,385)
Assets and liabilities in foreign currencies	2
Total change in net unrealized appreciation (depreciation)		(6,582,383)
Net gain (loss)		6,944,003
Net increase (decrease) in net assets resulting from operations		$ 8,405,299

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended November 30, 2011	Year ended November 30, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,461,296	$ 1,115,703
Net realized gain (loss)	13,526,386	5,322,211
Change in net unrealized appreciation (depreciation)	(6,582,383)	15,045,571
Net increase (decrease) in net assets resulting from operations	8,405,299	21,483,485
Distributions to shareholders from net investment income	(1,325,000)	(935,000)
Share transactions Proceeds from sales of shares	33,127,486	18,476,000
Cost of shares redeemed	(33,009,309)	(17,969,770)
Net increase (decrease) in net assets resulting from share transactions	118,177	506,230
Total increase (decrease) in net assets	7,198,476	21,054,715

Net Assets
Beginning of period	148,024,293	126,969,578
End of period (including undistributed net investment income of $405,396 and undistributed net investment income of $348,816, respectively)	$ 155,222,769	$ 148,024,293
Other Information Shares
Sold	300,000	200,000
Redeemed	(300,000)	(200,000)
Net increase (decrease)	-	-

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended November 30,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 98.68	$ 84.65	$ 60.62	$ 104.53	$ 95.70
Income from Investment Operations
Net investment income (loss) B	.93	.71	.55	.69	.51
Net realized and unrealized gain (loss)	4.74	13.92	23.95	(43.96)	8.73
Total from investment operations	5.67	14.63	24.50	(43.27)	9.24
Distributions from net investment income	(.87)	(.60)	(.47)	(.53)	(.41)
Distributions from net realized gain	-	-	-	(.11)	-
Total distributions	(.87)	(.60)	(.47)	(.64)	(.41)
Net asset value, end of period	$ 103.48	$ 98.68	$ 84.65	$ 60.62	$ 104.53
Total Return A	5.75%	17.35%	40.62%	(41.62)%	9.68%
Ratios to Average Net Assets C,E
Expenses before reductions	.53%	.58%	.65%	.73%	.61%
Expenses net of fee waivers, if any	.30%	.30%	.30%	.30%	.30%
Expenses net of all reductions	.30%	.30%	.30%	.30%	.30%
Net investment income (loss)	.88%	.78%	.78%	.79%	.50%
Supplemental Data
Net assets, end of period (000 omitted)	$ 155,223	$ 148,024	$ 126,970	$ 78,805	$ 114,982
Portfolio turnover rate D,F	6%	6%	7%	10%	9%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended November 30, 2011

1. Organization.

Fidelity Nasdaq Composite Index Tracking Stock (the Fund) is an exchange-traded fund of Fidelity Commonwealth Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these

Annual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of November 30, 2011, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Foreign Currency - continued

arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of regular trading hours on the NASDAQ exchange, normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

is required. As of November 30, 2011, the Fund did not have any unrecognized tax benefits in the financial statements. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Realized gain or loss resulting from in-kind redemptions is not taxable to the Fund and is not distributed to shareholders of the Fund. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, redemptions in kind, partnerships, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 37,085,206
Gross unrealized depreciation	(20,146,481)
Net unrealized appreciation (depreciation) on securities and other investments	$ 16,938,725

Tax Cost	$ 141,340,204

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 405,396
Capital loss carryforward	$ (3,251,011)
Net unrealized appreciation (depreciation)	$ 16,938,727

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund's first fiscal year end subject to the Act will be November 30, 2012.

The tax character of distributions paid was as follows:

	November 30, 2011	November 30, 2010
Ordinary Income	$ 1,325,000	$ 935,000

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, aggregated $9,063,829 and $9,074,489, respectively.

Securities received and delivered through in-kind subscriptions and redemptions aggregated $33,035,944 and $32,916,520, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .24% of the Fund's average net assets.

Annual Report

5. Fees and Other Transactions with Affiliates - continued

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by FMR for providing these services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted a Distribution and Service Plan. The Fund pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution fee based on .09% of the Fund's average net assets. FDC pays these fees to NASDAQ OMX Group for marketing services provided to the Fund. The Fund does not pay a service fee.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Licensing Fees. Under the terms of a license agreement, FMR pays NASDAQ OMX Group an annual licensing fee for the use of the NASDAQ Composite Index. FMR has entered into a sub-license agreement with the Fund whereby the Fund pays FMR the amount of the license fee at the rate of up to .06% of the Fund's average net assets.

6. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

Annual Report

Notes to Financial Statements - continued

7. Expense Reductions.

FMR contractually agreed to waive expenses of the Fund to the extent annual operating expenses exceeded .30% of average net assets. This waiver will remain in place through January 31, 2013. Some expenses, for example interest expense, are excluded from this waiver. During the period this waiver reduced the Fund's expenses by $382,109.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $16.

8. Share Transactions.

The Fund issues and redeems shares at Net Asset Value only with certain authorized participants in large increments known as Creation Units. Purchases of Creation Units are made by tendering a basket of designated stocks to the Fund and redemption proceeds are paid with a basket of securities from the Fund's portfolio with a balancing cash component to equate the market value of the basket of securities delivered or redeemed to the NAV per Creation Unit on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery. The Fund's shares are available in smaller increments to investors in the secondary market at market prices and may be subject to commissions. Authorized participants pay a transaction fee to the shareholder servicing agent when purchasing and redeeming Creation Units of the Fund. The transaction fee is used to defray the costs associated with the issuance and redemption of Creation Units.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Commonwealth Trust and the Shareholders of Fidelity Nasdaq Composite Index Tracking Stock:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Nasdaq Composite Index Tracking Stock (a fund of Fidelity Commonwealth Trust) at November 30, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Nasdaq Composite Index Tracking Stock's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2011 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

January 20, 2012

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 226 funds advised by FMR or an affiliate. Mr. Curvey oversees 429 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. James C. Curvey is an interested person (as defined in the 1940 Act) and currently serves as Acting Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's equity and high income funds and another Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds. The asset allocation funds may invest in Fidelity funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. In addition, the Independent Trustees have worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. For example, a working group comprised of Independent Trustees and FMR has worked and continues to work to review the Fidelity funds' valuation-related activities, reporting and risk management. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-FIDELITY.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
James C. Curvey (76)

Year of Election or Appointment: 2007

Mr. Curvey is Trustee and Acting Chairman of the Board of Trustees of certain Trusts. Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Ronald P. O'Hanley (54)

Year of Election or Appointment: 2011

Mr. O'Hanley is Director of FMR Co., Inc. (2010-present), Director of Fidelity Investments Money Management, Inc. (2010-present), Director of Fidelity Research & Analysis Company (2010-present), President of Fidelity Asset Management and Corporate Services and a member of Fidelity's Executive Committee (2010-present). Previously, Mr. O'Hanley served as President and Chief Executive Officer of BNY Mellon Asset Management (2007-2010). Mr. O'Hanley also served as Vice Chairman of Bank New York Mellon Corp. and a member of that firm's Executive Committee. Prior to the 2007 merger of The Bank of New York and Mellon Financial Corporation, he was Vice Chairman of Mellon Financial Corporation and President and Chief Executive Officer of Mellon Asset Management. He joined Mellon in February 1997. Mr. O'Hanley currently serves as Chairman of the Boston Public Library Foundation Board of Directors and sits on the Board of Directors of Beth Israel Deaconess Medical Center, the Board of Trustees of the Marine Biological Laboratory and the Advisory Board of the Maxwell School of Citizenship and Public Administration at Syracuse University. Mr. O'Hanley also chairs the Council on Asset Management for the Financial Services Roundtable and is a member of the Board of Directors of Institutional Investor's U.S. Institute.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Dennis J. Dirks (63)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Mr. Dirks is a member of the Independent Directors Council (IDC) Governing Council (2010-present) and Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (58)

Year of Election or Appointment: 2008

Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of Dave & Buster's, Inc. (restaurant and entertainment complexes, 2010-present), The Hillman Companies, Inc. (hardware wholesalers, 2010-present), and Bristol-Myers Squibb Company (global pharmaceuticals, 2007-present). Mr. Lacy is a member of the Board of Trustees of The National Parks Conservation Association (2006-present). Previously, Mr. Lacy served as Chairman of the Board of Trustees of the National Parks Conservation Association (2008-2011) and as a member of the Board of Directors for the Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (67)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is also a member of the Board of Directors of the Philharmonic Center for the Arts in Naples, Florida (1999-present); a member of the Board of Trustees of Fairfield University (2005-present); and a member of the Council on Foreign Relations (1994-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (67)

Year of Election or Appointment: 2008

Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present) and of Arcadia Resources Inc. (health care services and products, 2007-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

Robert W. Selander (61)

Year of Election or Appointment: 2011

Previously, Mr. Selander served as a Member of the Advisory Board of Fidelity's Equity and High Income Funds (2011), Executive Vice Chairman (2010), Chief Executive Officer (2009-2010), and President and Chief Executive Officer (1997-2009) of Mastercard, Inc.

Cornelia M. Small (67)

Year of Election or Appointment: 2005

Ms. Small is a member of the Board of Directors of the Teagle Foundation (2009-present). Ms. Small is also a member of the Investment Committee, and Chair (2008-present) and a member of the Board of Trustees of Smith College. In addition, Ms. Small serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson of the Investment Committee (2002-2008) of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (72)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Vice Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of Univar (global distributor of commodity and specialty chemicals, 2010-present), a Director of Teradata Corporation (data warehousing and technology solutions, 2008-present), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment, 2005-present). Mr. Stavropoulos is a special advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science.

David M. Thomas (62)

Year of Election or Appointment: 2008

Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (61)

Year of Election or Appointment: 2008

Mr. Wiley also serves as a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-present). Mr. Wiley serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production, 2005-present). In addition, Mr. Wiley also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-2010), as a Senior Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production, 2001-2005).

Annual Report

Trustees and Officers - continued

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Advisory Board Members and Executive Officers:

Correspondence intended for each executive officer, Edward C. Johnson 3d, and Peter S. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (81)

Year of Election or Appointment: 2011

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC, and also serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as a Trustee and Chairman of the Board of certain Fidelity Trusts, Chairman and a Director of FMR, Chairman and a Director of FMR Co., Inc., and President of FMR LLC (2006-2007).

Peter S. Lynch (67)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Kenneth B. Robins (42)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Equity and High Income Funds. Mr. Robins also serves as President and Treasurer (2010-present) and Assistant Treasurer (2009-present) of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Bruce T. Herring (46)

Year of Election or Appointment: 2006

Vice President of certain Equity Funds. Mr. Herring also serves as Chief Investment Officer and Director of Fidelity Management & Research (U.K.) Inc. (2010-present) and Group Chief Investments Officer of FMR. Previously, Mr. Herring served as Vice President (2005-2006) and Senior Vice President (2006-2007) of Fidelity Management & Research Company, Vice President of FMR Co., Inc. (2001-2007) and as a portfolio manager for Fidelity U.S. Equity Funds.

Brian B. Hogan (47)

Year of Election or Appointment: 2009

Vice President of Equity and High Income Funds. Mr. Hogan also serves as President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

Scott C. Goebel (43)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

William C. Coffey (42)

Year of Election or Appointment: 2009

Assistant Secretary of Fidelity's Equity and High Income Funds. Mr. Coffey also serves as Senior Vice President and Deputy General Counsel of FMR LLC (2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Holly C. Laurent (57)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (53)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Kenneth A. Rathgeber (64)

Year of Election or Appointment: 2004

Chief Compliance Officer of Fidelity's Equity and High Income Funds. Mr. Rathgeber is Chief Compliance Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present), Fidelity Management & Research (Japan) Inc. (2008-present), FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), Pyramis Global Advisors, LLC (2005-present), and Strategic Advisers, Inc. (2005-present).

Jeffrey S. Christian (50)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Joseph F. Zambello (54)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Adrien E. Deberghes (44)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Deberghes also serves as Vice President and Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II (2011-present), Assistant Treasurer of other Fidelity funds (2010-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (42)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Equity and High Income Funds. Ms. Dorsey also serves as Deputy Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

John R. Hebble (53)

Year of Election or Appointment: 2009

Assistant Treasurer of Fidelity's Equity and High Income Funds. Mr. Hebble also serves as President (2011-present), Treasurer, and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), President and Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments.

Gary W. Ryan (53)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (43)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The fund designates 100% of the dividends distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund designates 100% of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2012 of amounts for use in preparing 2011 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Nasdaq Composite Index Tracking Stock

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2011 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board also noted that FMR has devoted increased resources to non-U.S. offices.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering pricing and bookkeeping and securities lending services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally transfer agents, custodians, and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers, with 35 new branches opening since 2010.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) rationalizing product lines through the mergers of six funds into other funds; (iii) continuing to migrate the Freedom Funds to dedicated lower cost underlying funds; (iv) obtaining shareholder approval to broaden the investment strategies for Fidelity Consumer Finance Portfolio, Fidelity Emerging Asia Fund, and Fidelity Environment and Alternative Energy Portfolio; (v) contractually agreeing to reduce the management fees and impose other expense limitations on Spartan 500 Index Fund and U.S. Bond Index Fund in connection with launching new institutional classes of these funds; (vi) changing the name, primary and supplemental benchmarks, and investment policies of Fidelity Global Strategies Fund to support the fund's flexible investment mandate and global orientation; and (vii) reducing the transfer agency account fee rates on certain accounts.

Annual Report

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured over multiple periods against a broad-based securities market index. The Board noted that FMR does not believe that a meaningful peer group exists against which to compare the fund's performance. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2010, the fund's cumulative total returns and the cumulative total returns of a broad-based securities market index ("benchmark").

Fidelity Nasdaq Composite Index Tracking Stock

The Board noted that the investment performance of the fund was lower than its benchmark for all the periods shown, primarily because the fund bears fees, expenses, and brokerage commissions while the benchmark does not. In addition, the Board noted that the performance of the fund and benchmark may vary due to valuation differences. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 28% means that 72% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Annual Report

Fidelity Nasdaq Composite Index Tracking Stock

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2010.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of the fund's total expense ratio, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expense ratio ranked below its competitive median for 2010. The Board considered that various factors, including 12b-1 fees, positive or negative performance adjustments, and relatively higher other expenses in the case of small fund size, can affect total expense ratios. The Board also considered that, following discussions with the Board, FMR contractually agreed to waive a portion of its management fee until January 31, 2012, to the extent necessary to maintain the fund's total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses) at 30 basis points.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

Annual Report

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year and length of portfolio manager tenure for different categories of funds over time; (iii) Fidelity's compensation structure for portfolio managers and other key personnel and strategies for attracting and retaining non-investment personnel; (iv) the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (v) historical trends in Fidelity's realization of fall-out benefits; (vi) Fidelity's group fee structures and the rationale for the individual fee rates of certain funds; (vii) fund profitability methodology and the impact of certain factors on fund profitability results; (viii) trends regarding industry use of performance fee structures and Fidelity's compliance practices with respect to performance adjustment calculations; (ix) the fee structures in place for certain other Fidelity clients; and (x) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains distributions, and the effects of any sales charges.

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

17550 North 75th Avenue
Glendale, AZ

5330 E. Broadway Blvd
Tucson, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

2211 Michelson Drive
Irvine, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

1261 Post Road
Fairfield, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

1400 Glades Road
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3242 Peachtree Road
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

1823 Freedom Drive
Naperville, IL

Indiana

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Annual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 N. Old Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

3480 28th Street
Grand Rapids, MI

2425 S. Linden Road STE E
Flint, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

3349 Monroe Avenue
Rochester, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

1576 East Southlake Blvd.
Southlake, TX

15600 Southwest Freeway
Sugar Land, TX

139 N. Loop 1604 East
San Antonio, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

11957 Democracy Drive
Reston, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

304 Strander Blvd
Tukwila, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Geode Capital Management, LLC

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

JPMorgan Chase Bank
New York, NY

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

The Fidelity Telephone Connection

1-800-FIDELITY

ETF-UANN-0112
1.795568.108

Fidelity® Series

100 Index

Fund

Annual Report

November 30, 2011

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended November 30, 2011	Past 1 year	Life of fund A
Fidelity® Series 100 Index Fund	8.34%	-0.84%

A From March 29, 2007.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Series 100 Index Fund on March 29, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 100® Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: U.S. stocks overcame a sharp summer drop to post solid gains for the year ending November 30, 2011. Bullishness in the first half of the period gave way to a sudden reversal in July and August, as debate over the U.S. debt ceiling, a downgrade of the country's long-term sovereign credit rating and more debt woes in Europe led the S&P 500® Index to its worst calendar-quarter finish in almost three years. However, in October, a possible solution to the eurozone debt crisis and encouraging U.S. economic data fueled a rally that pushed the broad-based index up roughly 11%, its highest monthly return since December 1991. Although a Congressional stalemate over deficit reductions kept volatility alive in November, the S&P 500® finished the year up 7.83%, while the blue-chip Dow Jones Industrial AverageSM added 12.39% and the technology-heavy Nasdaq Composite® Index rose 5.93%. Within the S&P 500®, sector performance was mixed, with financials (-10%) struggling, while the defensive utilities (+20%) and consumer staples (+16%) segments fared best. Small and mid-sized stocks posted more-modest gains than their large-cap counterparts, with the Russell 2000® and Russell Midcap® indexes adding 2.75% and 5.39%, respectively. Uncertainty in Europe hurt foreign developed-markets stocks, as the MSCI® EAFE® (Europe, Australasia, Far East) Index fell 4.01%.

Comments from James Francis, Senior Portfolio Manager of the Geode Capital Management, LLC, investment team for Fidelity® Series 100 Index Fund: For the 12 months ending November 30, 2011, Fidelity Series 100 Index Fund returned 8.34%, compared with 8.50% for the benchmark S&P 100® Index. The fund's top-three individual contributors in absolute terms were Apple, Exxon Mobil and International Business Machines, the second-largest, largest and third-largest positions in the index, respectively. Personal computer and consumer electronics maker Apple continued to benefit from strong sales of its various products, while energy giant Exxon Mobil - along with its competitor Chevron - benefited from periods of rising oil and natural gas prices. IBM enjoyed good results, with its shares gaining roughly 35% during the year. Other notable contributors were tobacco manufacturer Philip Morris International and drug maker Pfizer. In contrast, many of the biggest performance detractors were financials stocks hurt by the turmoil in the financial markets. These laggards included Bank of America - whose stock lost roughly half its value during the 12-month period - Citigroup, Goldman Sachs Group and JPMorgan Chase. Computer and peripherals manufacturer Hewlett-Packard also disappointed.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2011 to November 30, 2011).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

	Annualized Expense Ratio	Beginning Account Value June 1, 2011	Ending Account Value November 30, 2011	Expenses Paid During Period* June 1, 2011 to November 30, 2011
Actual	.20%	$ 1,000.00	$ 951.60	$ .98
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,024.07	$ 1.01

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Ten Stocks as of November 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	5.4	5.4
Apple, Inc.	4.9	4.1
International Business Machines Corp.	3.1	2.7
Chevron Corp.	2.9	2.7
Microsoft Corp.	2.7	2.4
Procter & Gamble Co.	2.5	2.4
Johnson & Johnson	2.5	2.4
AT&T, Inc.	2.4	2.4
General Electric Co.	2.4	2.7
Pfizer, Inc.	2.2	2.2
	31.0
Market Sectors as of November 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	22.8	20.5
Energy	14.6	14.8
Consumer Staples	13.7	13.1
Financials	11.2	13.5
Health Care	11.0	10.6
Industrials	10.1	10.6
Consumer Discretionary	8.0	7.8
Telecommunication Services	4.0	4.0
Materials	2.3	2.6
Utilities	1.4	1.2

Annual Report

Investments November 30, 2011

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
CONSUMER DISCRETIONARY - 8.0%
Automobiles - 0.5%
Ford Motor Co. (a)(d)	3,397,678	$ 36,015,387
Hotels, Restaurants & Leisure - 1.4%
McDonald's Corp.	922,558	88,122,740
Internet & Catalog Retail - 1.0%
Amazon.com, Inc. (a)	324,715	62,439,447
Media - 2.8%
Comcast Corp. Class A	2,458,164	55,726,578
News Corp. Class A	2,043,524	35,639,059
The Walt Disney Co.	1,659,576	59,495,800
Time Warner, Inc.	934,205	32,529,018
		183,390,455
Multiline Retail - 0.5%
Target Corp.	603,765	31,818,416
Specialty Retail - 1.3%
Home Depot, Inc.	1,398,737	54,858,465
Lowe's Companies, Inc.	1,127,121	27,062,175
		81,920,640
Textiles, Apparel & Luxury Goods - 0.5%
NIKE, Inc. Class B	339,661	32,668,595
TOTAL CONSUMER DISCRETIONARY		516,375,680
CONSUMER STAPLES - 13.7%
Beverages - 3.6%
PepsiCo, Inc.	1,415,112	90,567,168
The Coca-Cola Co.	2,053,092	138,029,375
		228,596,543
Food & Staples Retailing - 3.1%
Costco Wholesale Corp.	391,478	33,393,073
CVS Caremark Corp.	1,202,511	46,705,527
Wal-Mart Stores, Inc.	1,571,751	92,576,134
Walgreen Co.	809,595	27,299,543
		199,974,277
Food Products - 1.1%
H.J. Heinz Co.	287,068	15,114,130
Kraft Foods, Inc. Class A	1,579,194	57,087,863
		72,201,993
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Household Products - 3.1%
Colgate-Palmolive Co.	435,008	$ 39,803,232
Procter & Gamble Co.	2,456,961	158,645,972
		198,449,204
Personal Products - 0.1%
Avon Products, Inc.	385,124	6,547,108
Tobacco - 2.7%
Altria Group, Inc. (d)	1,852,027	53,134,655
Philip Morris International, Inc.	1,570,604	119,742,849
		172,877,504
TOTAL CONSUMER STAPLES		878,646,629
ENERGY - 14.6%
Energy Equipment & Services - 2.6%
Baker Hughes, Inc.	390,033	21,299,702
Halliburton Co.	822,308	30,260,934
National Oilwell Varco, Inc.	378,839	27,162,756
Schlumberger Ltd.	1,206,558	90,890,014
		169,613,406
Oil, Gas & Consumable Fuels - 12.0%
Apache Corp.	343,296	34,137,354
Chevron Corp.	1,791,000	184,150,620
ConocoPhillips	1,227,713	87,560,491
Devon Energy Corp.	372,420	24,378,613
Exxon Mobil Corp.	4,347,538	349,715,956
Occidental Petroleum Corp.	726,753	71,875,872
Williams Companies, Inc.	526,570	16,997,680
		768,816,586
TOTAL ENERGY		938,429,992
FINANCIALS - 11.2%
Capital Markets - 1.3%
Bank of New York Mellon Corp.	1,102,230	21,449,396
Goldman Sachs Group, Inc.	452,264	43,354,027
Morgan Stanley	1,327,386	19,632,039
		84,435,462
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - 2.6%
U.S. Bancorp	1,717,626	$ 44,520,866
Wells Fargo & Co.	4,721,055	122,086,482
		166,607,348
Consumer Finance - 1.0%
American Express Co.	928,658	44,612,730
Capital One Financial Corp.	410,757	18,344,408
		62,957,138
Diversified Financial Services - 3.6%
Bank of America Corp.	9,061,744	49,295,887
Citigroup, Inc.	2,609,132	71,698,947
JPMorgan Chase & Co.	3,486,398	107,973,746
		228,968,580
Insurance - 2.6%
Allstate Corp.	461,933	12,375,185
Berkshire Hathaway, Inc. Class B (a)	1,572,496	123,849,785
MetLife, Inc.	945,575	29,766,701
		165,991,671
Real Estate Investment Trusts - 0.1%
Weyerhaeuser Co.	481,657	8,087,021
TOTAL FINANCIALS		717,047,220
HEALTH CARE - 11.0%
Biotechnology - 1.1%
Amgen, Inc.	783,776	45,388,468
Gilead Sciences, Inc. (a)	689,809	27,488,889
		72,877,357
Health Care Equipment & Supplies - 1.0%
Baxter International, Inc.	508,115	26,249,221
Medtronic, Inc.	944,222	34,398,007
		60,647,228
Health Care Providers & Services - 0.7%
UnitedHealth Group, Inc.	962,265	46,929,664
Pharmaceuticals - 8.2%
Abbott Laboratories	1,391,838	75,924,763
Bristol-Myers Squibb Co.	1,525,150	49,902,908
Johnson & Johnson	2,450,332	158,585,487
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Merck & Co., Inc.	2,754,744	$ 98,482,098
Pfizer, Inc.	6,976,397	140,016,288
		522,911,544
TOTAL HEALTH CARE		703,365,793
INDUSTRIALS - 10.1%
Aerospace & Defense - 3.1%
General Dynamics Corp.	323,478	21,368,957
Honeywell International, Inc.	699,618	37,884,315
Lockheed Martin Corp.	246,084	19,231,465
Raytheon Co.	316,189	14,408,733
The Boeing Co.	662,659	45,518,047
United Technologies Corp.	812,541	62,240,641
		200,652,158
Air Freight & Logistics - 1.3%
FedEx Corp.	283,475	23,551,103
United Parcel Service, Inc. Class B	876,988	62,923,889
		86,474,992
Electrical Equipment - 0.5%
Emerson Electric Co.	665,890	34,792,753
Industrial Conglomerates - 3.2%
3M Co.	634,443	51,415,261
General Electric Co.	9,478,463	150,802,346
		202,217,607
Machinery - 0.9%
Caterpillar, Inc. (d)	577,691	56,544,395
Road & Rail - 1.1%
Norfolk Southern Corp.	310,968	23,490,523
Union Pacific Corp.	436,432	45,131,433
		68,621,956
TOTAL INDUSTRIALS		649,303,861
INFORMATION TECHNOLOGY - 22.8%
Communications Equipment - 2.7%
Cisco Systems, Inc.	4,918,079	91,672,993
QUALCOMM, Inc.	1,501,966	82,307,737
		173,980,730
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - 6.7%
Apple, Inc. (a)	828,973	$ 316,833,481
Dell, Inc. (a)	1,386,628	21,853,257
EMC Corp. (a)	1,846,405	42,485,779
Hewlett-Packard Co.	1,854,640	51,837,188
		433,009,705
Internet Software & Services - 2.1%
Google, Inc. Class A (a)	225,198	134,981,429
IT Services - 4.4%
International Business Machines Corp.	1,067,883	200,762,004
MasterCard, Inc. Class A	95,436	35,745,554
Visa, Inc. Class A	457,395	44,353,593
		280,861,151
Office Electronics - 0.2%
Xerox Corp.	1,254,939	10,227,753
Semiconductors & Semiconductor Equipment - 2.3%
Intel Corp.	4,695,267	116,959,101
Texas Instruments, Inc.	1,033,049	31,094,775
		148,053,876
Software - 4.4%
Microsoft Corp.	6,667,490	170,554,394
Oracle Corp.	3,532,942	110,757,732
		281,312,126
TOTAL INFORMATION TECHNOLOGY		1,462,426,770
MATERIALS - 2.3%
Chemicals - 1.6%
Dow Chemical Co.	1,056,206	29,267,468
E.I. du Pont de Nemours & Co.	833,812	39,789,509
Monsanto Co.	478,142	35,119,530
		104,176,507
Metals & Mining - 0.7%
Alcoa, Inc.	951,557	9,534,601
Freeport-McMoRan Copper & Gold, Inc.	847,562	33,563,455
		43,098,056
TOTAL MATERIALS		147,274,563
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - 4.0%
Diversified Telecommunication Services - 3.9%
AT&T, Inc.	5,298,829	$ 153,560,064
Verizon Communications, Inc.	2,531,010	95,495,007
		249,055,071
Wireless Telecommunication Services - 0.1%
Sprint Nextel Corp. (a)(d)	2,677,509	7,229,274
TOTAL TELECOMMUNICATION SERVICES		256,284,345
UTILITIES - 1.4%
Electric Utilities - 1.4%
American Electric Power Co., Inc.	431,233	17,111,325
Entergy Corp.	158,072	11,121,946
Exelon Corp.	592,557	26,256,201
Southern Co.	766,885	33,673,920
		88,163,392
TOTAL COMMON STOCKS (Cost $7,071,688,438)		6,357,318,245
U.S. Treasury Obligations - 0.2%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.02% to 0.08% 12/15/11 to 3/29/12 (e) (Cost $9,999,355)	$ 10,000,000	9,999,736
Money Market Funds - 1.2%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b)	28,455,010	$ 28,455,010
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	47,076,975	47,076,975
TOTAL MONEY MARKET FUNDS (Cost $75,531,985)		75,531,985
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $7,157,219,778)		6,442,849,966
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(29,482,422)
NET ASSETS - 100%		$ 6,413,367,544
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
235 CME E-mini S&P 500 Index Contracts	Dec. 2011	$ 14,640,500	$ 669,804
139 CME S&P 500 Index Contracts	Dec. 2011	43,298,500	(28,752)
TOTAL EQUITY INDEX CONTRACTS		$ 57,939,000	$ 641,052

The face value of futures purchased as a percentage of net assets is 0.9%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $4,349,824.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 85,508
Fidelity Securities Lending Cash Central Fund	145,737
Total	$ 231,245
Other Information

The following is a summary of the inputs used, as of November 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 516,375,680	$ 516,375,680	$ -	$ -
Consumer Staples	878,646,629	878,646,629	-	-
Energy	938,429,992	938,429,992	-	-
Financials	717,047,220	717,047,220	-	-
Health Care	703,365,793	703,365,793	-	-
Industrials	649,303,861	649,303,861	-	-
Information Technology	1,462,426,770	1,462,426,770	-	-
Materials	147,274,563	147,274,563	-	-
Telecommunication Services	256,284,345	256,284,345	-	-
Utilities	88,163,392	88,163,392	-	-
U.S. Government and Government Agency Obligations	9,999,736	-	9,999,736	-
Money Market Funds	75,531,985	75,531,985	-	-
Total Investments in Securities:	$ 6,442,849,966	$ 6,432,850,230	$ 9,999,736	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 669,804	$ 669,804	$ -	$ -
Liabilities
Futures Contracts	$ (28,752)	$ (28,752)	$ -	$ -
Total Derivative Instruments:	$ 641,052	$ 641,052	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of November 30, 2011. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 669,804	$ (28,752)
Total Value of Derivatives	$ 669,804	$ (28,752)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Income Tax Information

At November 30, 2011, the Fund had a capital loss carryforward of approximately $759,562,148 of which $42,032,466, $420,211,102 and $297,318,580 will expire in fiscal 2016, 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	November 30, 2011

Assets
Investment in securities, at value (including securities loaned of $48,510,417) - See accompanying schedule: Unaffiliated issuers (cost $7,081,687,793)	$ 6,367,317,981
Fidelity Central Funds (cost $75,531,985)	75,531,985
Total Investments (cost $7,157,219,778)		$ 6,442,849,966
Receivable for fund shares sold		3,161,392
Dividends receivable		19,936,278
Distributions receivable from Fidelity Central Funds		20,868
Receivable for daily variation margin on futures contracts		2,331,973
Total assets		6,468,300,477

Liabilities
Payable for fund shares redeemed	6,806,951
Accrued management fee	1,049,007
Collateral on securities loaned, at value	47,076,975
Total liabilities		54,932,933

Net Assets		$ 6,413,367,544
Net Assets consist of:
Paid in capital		$ 7,804,834,037
Undistributed net investment income		120,567,540
Accumulated undistributed net realized gain (loss) on investments		(798,305,273)
Net unrealized appreciation (depreciation) on investments		(713,728,760)
Net Assets, for 724,994,674 shares outstanding		$ 6,413,367,544
Net Asset Value, offering price and redemption price per share ($6,413,367,544 ÷ 724,994,674 shares)		$ 8.85

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended November 30, 2011

Investment Income
Dividends		$ 142,071,122
Interest		11,919
Income from Fidelity Central Funds		231,245
Total income		142,314,286

Expenses
Management fee	$ 12,635,040
Independent trustees' compensation	35,117
Interest	1,224
Miscellaneous	19,137
Total expenses before reductions	12,690,518
Expense reductions	(39)	12,690,479
Net investment income (loss)		129,623,807
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	35,431,397
Futures contracts	6,728,250
Total net realized gain (loss)		42,159,647
Change in net unrealized appreciation (depreciation) on: Investment securities	314,517,490
Futures contracts	1,660,435
Total change in net unrealized appreciation (depreciation)		316,177,925
Net gain (loss)		358,337,572
Net increase (decrease) in net assets resulting from operations		$ 487,961,379

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended November 30, 2011	Year ended November 30, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 129,623,807	$ 118,459,750
Net realized gain (loss)	42,159,647	(279,474,773)
Change in net unrealized appreciation (depreciation)	316,177,925	483,847,757
Net increase (decrease) in net assets resulting from operations	487,961,379	322,832,734
Distributions to shareholders from net investment income	(119,307,398)	(130,745,785)
Share transactions Proceeds from sales of shares	1,835,441,067	1,656,517,472
Reinvestment of distributions	119,307,398	130,745,785
Cost of shares redeemed	(1,706,459,362)	(2,021,604,650)
Net increase (decrease) in net assets resulting from share transactions	248,289,103	(234,341,393)
Total increase (decrease) in net assets	616,943,084	(42,254,444)

Net Assets
Beginning of period	5,796,424,460	5,838,678,904
End of period (including undistributed net investment income of $120,567,540 and undistributed net investment income of $110,379,600, respectively)	$ 6,413,367,544	$ 5,796,424,460
Other Information Shares
Sold	208,842,264	207,372,332
Issued in reinvestment of distributions	13,872,953	16,508,306
Redeemed	(193,418,603)	(253,532,352)
Net increase (decrease)	29,296,614	(29,651,714)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended November 30,	2011	2010	2009	2008	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 8.33	$ 8.05	$ 6.84	$ 10.79	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.18	.17	.18	.22	.15
Net realized and unrealized gain (loss)	.51	.29	1.23	(4.06)	.64
Total from investment operations	.69	.46	1.41	(3.84)	.79
Distributions from net investment income	(.17)	(.18)	(.20)	(.11)	-
Net asset value, end of period	$ 8.85	$ 8.33	$ 8.05	$ 6.84	$ 10.79
Total Return B, C	8.34%	5.83%	21.29%	(35.95)%	7.90%
Ratios to Average Net Assets E, H
Expenses before reductions	.20%	.20%	.20%	.20%	.20% A
Expenses net of fee waivers, if any	.20%	.20%	.20%	.20%	.20% A
Expenses net of all reductions	.20%	.20%	.20%	.19%	.19% A
Net investment income (loss)	2.05%	2.06%	2.64%	2.38%	2.16% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,413,368	$ 5,796,424	$ 5,838,679	$ 5,217,501	$ 6,400,763
Portfolio turnover rate F	6%	6%	18%	6%	2% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period March 29, 2007 (commencement of operations) to November 30, 2007.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended November 30, 2011

1. Organization.

Fidelity Series 100 Index Fund (the Fund) is a fund of Fidelity Commonwealth Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of November 30, 2011, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such

Annual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of November 30, 2011, the Fund did not have any unrecognized tax benefits in the financial statements. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, contributions in kind, market discount, capital loss carryforwards, losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 710,051,012
Gross unrealized depreciation	(1,462,411,691)
Net unrealized appreciation (depreciation) on securities and other investments	$ (752,360,679)

Tax Cost	$ 7,195,210,645

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 120,567,540
Capital loss carryforward	$ (759,562,148)
Net unrealized appreciation (depreciation)	$ (752,360,679)

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

	November 30, 2011	November 30, 2010
Ordinary Income	$ 119,307,398	$ 130,745,785

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund's first fiscal year end subject to the Act will be November 30, 2012.

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund used derivative instruments (derivatives), including futures contracts, in order to meet its investment objectives. The strategy is to use derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives

Annual Report

Notes to Financial Statements - continued

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. Counterparty risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

The underlying face amount at value of open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end and is representative of activity for the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Annual Report

4. Derivative Instruments - continued

Futures Contracts - continued

Certain risks arise upon entering into futures contracts, including the risk that an illiquid market limits the ability to close out a futures contract prior to settlement date.

During the period the Fund recognized net realized gain (loss) of $6,728,250 and a change in net unrealized appreciation (depreciation) of $1,660,435 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $623,993,393 and $348,698,507, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .20% of the Fund's average net assets. FMR pays all other expenses, except the compensation of the independent Trustees and certain exceptions such as interest expense, including commitment fees. The management fee paid to FMR by the Fund is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by FMR for providing these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 14,578,286.43%		$ 1,224

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has

Annual Report

Notes to Financial Statements - continued

7. Committed Line of Credit - continued

agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $19,137 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $145,737.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $39.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 100% of the total outstanding shares of the fund.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Commonwealth Trust and Shareholders of Fidelity Series 100 Index Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Series 100 Index Fund (the Fund), a fund of Fidelity Commonwealth Trust, including the schedule of investments, as of November 30, 2011, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended and for the period from March 29, 2007 (commencement of operations) to November 30, 2007. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2011, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Series 100 Index Fund as of November 30, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended and for the period from March 29, 2007 (commencement of operations) to November 30, 2007, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

January 17, 2012

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 226 funds advised by FMR or an affiliate. Mr. Curvey oversees 429 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. James C. Curvey is an interested person (as defined in the 1940 Act) and currently serves as Acting Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's equity and high income funds and another Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds. The asset allocation funds may invest in Fidelity funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. In addition, the Independent Trustees have worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. For example, a working group comprised of Independent Trustees and FMR has worked and continues to work to review the Fidelity funds' valuation-related activities, reporting and risk management. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
James C. Curvey (76)

Year of Election or Appointment: 2007

Mr. Curvey is Trustee and Acting Chairman of the Board of Trustees of certain Trusts. Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Ronald P. O'Hanley (54)

Year of Election or Appointment: 2011

Mr. O'Hanley is Director of FMR Co., Inc. (2010-present), Director of Fidelity Investments Money Management, Inc. (2010-present), Director of Fidelity Research & Analysis Company (2010-present), President of Fidelity Asset Management and Corporate Services and a member of Fidelity's Executive Committee (2010-present). Previously, Mr. O'Hanley served as President and Chief Executive Officer of BNY Mellon Asset Management (2007-2010). Mr. O'Hanley also served as Vice Chairman of Bank New York Mellon Corp. and a member of that firm's Executive Committee. Prior to the 2007 merger of The Bank of New York and Mellon Financial Corporation, he was Vice Chairman of Mellon Financial Corporation and President and Chief Executive Officer of Mellon Asset Management. He joined Mellon in February 1997. Mr. O'Hanley currently serves as Chairman of the Boston Public Library Foundation Board of Directors and sits on the Board of Directors of Beth Israel Deaconess Medical Center, the Board of Trustees of the Marine Biological Laboratory and the Advisory Board of the Maxwell School of Citizenship and Public Administration at Syracuse University. Mr. O'Hanley also chairs the Council on Asset Management for the Financial Services Roundtable and is a member of the Board of Directors of Institutional Investor's U.S. Institute.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Dennis J. Dirks (63)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Mr. Dirks is a member of the Independent Directors Council (IDC) Governing Council (2010-present) and Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (58)

Year of Election or Appointment: 2008

Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of Dave & Buster's, Inc. (restaurant and entertainment complexes, 2010-present), The Hillman Companies, Inc. (hardware wholesalers, 2010-present), and Bristol-Myers Squibb Company (global pharmaceuticals, 2007-present). Mr. Lacy is a member of the Board of Trustees of The National Parks Conservation Association (2006-present). Previously, Mr. Lacy served as Chairman of the Board of Trustees of the National Parks Conservation Association (2008-2011) and as a member of the Board of Directors for the Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (67)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is also a member of the Board of Directors of the Philharmonic Center for the Arts in Naples, Florida (1999-present); a member of the Board of Trustees of Fairfield University (2005-present); and a member of the Council on Foreign Relations (1994-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (67)

Year of Election or Appointment: 2008

Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present) and of Arcadia Resources Inc. (health care services and products, 2007-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

Robert W. Selander (61)

Year of Election or Appointment: 2011

Previously, Mr. Selander served as a Member of the Advisory Board of Fidelity's Equity and High Income Funds (2011), Executive Vice Chairman (2010), Chief Executive Officer (2009-2010), and President and Chief Executive Officer (1997-2009) of Mastercard, Inc.

Cornelia M. Small (67)

Year of Election or Appointment: 2005

Ms. Small is a member of the Board of Directors of the Teagle Foundation (2009-present). Ms. Small is also a member of the Investment Committee, and Chair (2008-present) and a member of the Board of Trustees of Smith College. In addition, Ms. Small serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson of the Investment Committee (2002-2008) of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (72)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Vice Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of Univar (global distributor of commodity and specialty chemicals, 2010-present), a Director of Teradata Corporation (data warehousing and technology solutions, 2008-present), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment, 2005-present). Mr. Stavropoulos is a special advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science.

David M. Thomas (62)

Year of Election or Appointment: 2008

Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (61)

Year of Election or Appointment: 2008

Mr. Wiley also serves as a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-present). Mr. Wiley serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production, 2005-present). In addition, Mr. Wiley also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-2010), as a Senior Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production, 2001-2005).

Annual Report

Trustees and Officers - continued

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Advisory Board Members and Executive Officers:

Correspondence intended for each executive officer, Edward C. Johnson 3d, and Peter S. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (81)

Year of Election or Appointment: 2011

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC, and also serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as a Trustee and Chairman of the Board of certain Fidelity Trusts, Chairman and a Director of FMR, Chairman and a Director of FMR Co., Inc., and President of FMR LLC (2006-2007).

Peter S. Lynch (67)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Kenneth B. Robins (42)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Equity and High Income Funds. Mr. Robins also serves as President and Treasurer (2010-present) and Assistant Treasurer (2009-present) of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Bruce T. Herring (46)

Year of Election or Appointment: 2006

Vice President of certain Equity Funds. Mr. Herring also serves as Chief Investment Officer and Director of Fidelity Management & Research (U.K.) Inc. (2010-present) and Group Chief Investments Officer of FMR. Previously, Mr. Herring served as Vice President (2005-2006) and Senior Vice President (2006-2007) of Fidelity Management & Research Company, Vice President of FMR Co., Inc. (2001-2007) and as a portfolio manager for Fidelity U.S. Equity Funds.

Brian B. Hogan (47)

Year of Election or Appointment: 2009

Vice President of Equity and High Income Funds. Mr. Hogan also serves as President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

Scott C. Goebel (43)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

William C. Coffey (42)

Year of Election or Appointment: 2009

Assistant Secretary of Fidelity's Equity and High Income Funds. Mr. Coffey also serves as Senior Vice President and Deputy General Counsel of FMR LLC (2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Holly C. Laurent (57)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (53)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Kenneth A. Rathgeber (64)

Year of Election or Appointment: 2004

Chief Compliance Officer of Fidelity's Equity and High Income Funds. Mr. Rathgeber is Chief Compliance Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present), Fidelity Management & Research (Japan) Inc. (2008-present), FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), Pyramis Global Advisors, LLC (2005-present), and Strategic Advisers, Inc. (2005-present).

Jeffrey S. Christian (50)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Joseph F. Zambello (54)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Adrien E. Deberghes (44)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Deberghes also serves as Vice President and Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II (2011-present), Assistant Treasurer of other Fidelity funds (2010-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (42)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Equity and High Income Funds. Ms. Dorsey also serves as Deputy Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

John R. Hebble (53)

Year of Election or Appointment: 2009

Assistant Treasurer of Fidelity's Equity and High Income Funds. Mr. Hebble also serves as President (2011-present), Treasurer, and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), President and Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments.

Gary W. Ryan (53)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (43)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The fund designates 100% of the dividends distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund designates 100% of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2012 of amounts for use in preparing 2011 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Series 100 Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2011 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board also noted that FMR has devoted increased resources to non-U.S. offices.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers, with 35 new branches opening since 2010.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) rationalizing product lines through the mergers of six funds into other funds; (iii) continuing to migrate the Freedom Funds to dedicated lower cost underlying funds; (iv) obtaining shareholder approval to broaden the investment strategies for Fidelity Consumer Finance Portfolio, Fidelity Emerging Asia Fund, and Fidelity Environment and Alternative Energy Portfolio; (v) contractually agreeing to reduce the management fees and impose other expense limitations on Spartan 500 Index Fund and U.S. Bond Index Fund in connection with launching new institutional classes of these funds; (vi) changing the name, primary and supplemental benchmarks, and investment policies of Fidelity Global Strategies Fund to support the fund's flexible investment mandate and global orientation; and (vii) reducing the transfer agency account fee rates on certain accounts.

Annual Report

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured over multiple periods against a broad-based securities market index. The Board noted that FMR does not believe that a meaningful peer group exists against which to compare the fund's performance. Because the fund had been in existence less than five calendar years, the following charts considered by the Board show, over the one- and three-year periods ended December 31, 2010, the fund's cumulative total returns and the cumulative total returns of a broad-based securities market index ("benchmark").

Fidelity Series 100 Index Fund

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the investment performance of the fund was lower than its benchmark for all the periods shown, primarily because the fund bears fees, expenses, and brokerage commissions while the benchmark does not. In addition, the Board noted that the performance of the fund and benchmark may vary due to valuation differences. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 7% means that 93% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board. For a more meaningful comparison of management fees, the fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMR for non-management expenses (including transfer agent fees, pricing and bookkeeping fees, and fees paid to non-affiliated custodians) from the fund's all-inclusive fee. In this regard, the Board realizes that the net management fees can vary from year to year because of differences in non-management expenses.

Annual Report

Fidelity Series 100 Index Fund

The Board noted that the fund's hypothetical net management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2010.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of the fund's total expense ratio, the Board considered the fund's hypothetical net management fee as well as the fund's all-inclusive fee. The Board also considered other expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by FMR under the all-inclusive arrangement. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expense ratio ranked below its competitive median for 2010. The Board considered that various factors, including 12b-1 fees, positive or negative performance adjustments, and relatively higher other expenses in the case of small fund size, can affect total expense ratios.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

Annual Report

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year and length of portfolio manager tenure for different categories of funds over time; (iii) Fidelity's compensation structure for portfolio managers and other key personnel and strategies for attracting and retaining non-investment personnel; (iv) the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (v) historical trends in Fidelity's realization of fall-out benefits; (vi) Fidelity's group fee structures and the rationale for the individual fee rates of certain funds; (vii) fund profitability methodology and the impact of certain factors on fund profitability results; (viii) trends regarding industry use of performance fee structures and Fidelity's compliance practices with respect to performance adjustment calculations; (ix) the fee structures in place for certain other Fidelity clients; and (x) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Geode Capital Management, LLC

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

HUN-ANN-0112
1.842443.104

Item 2. Code of Ethics

As of the end of the period, November 30, 2011, Fidelity Commonwealth Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Joseph Mauriello is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Mr. Mauriello is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, "Deloitte Entities") in each of the last two fiscal years for services rendered to Fidelity Nasdaq Composite Index Fund and Fidelity Series 100 Index Fund (the "Funds"):

Services Billed by Deloitte Entities

November 30, 2011 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Nasdaq Composite Index Fund	$41,000	$-	$5,800	$300
Fidelity Series 100 Index Fund	$49,000	$-	$5,700	$900

November 30, 2010 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Nasdaq Composite Index Fund	$40,000	$-	$5,700	$-
Fidelity Series 100 Index Fund	$49,000	$-	$5,600	$-

A Amounts may reflect rounding.

The following table presents fees billed by PricewaterhouseCoopers LLP ("PwC") in each of the last two fiscal years for services rendered to Fidelity Nasdaq Composite Index Tracking Stock (the "Fund"):

Services Billed by PwC

November 30, 2011 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Nasdaq Composite Index Tracking Stock	$64,000	$-	$4,300	$1,700

November 30, 2010 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Nasdaq Composite Index Tracking Stock	$110,000	$-	$4,100	$1,900

A Amounts may reflect rounding.

The following table presents fees billed by PwC and Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds ("Fund Service Providers"):

Services Billed by Deloitte Entities

	November 30, 2011A	November 30, 2010A
Audit-Related Fees	$610,000	$650,000
Tax Fees	$-	$-
All Other Fees	$605,000	$665,000

A Amounts may reflect rounding.

Services Billed by PwC

	November 30, 2011A	November 30, 2010A
Audit-Related Fees	$3,505,000	$2,605,000
Tax Fees	$-	$-
All Other Fees	$-	$510,000

A Amounts may reflect rounding.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC and Deloitte Entities for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	November 30, 2011 A	November 30, 2010 A
PwC	$5,250,000	$4,710,000
Deloitte Entities	$1,320,000	$1,415,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC and Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of PwC and Deloitte Entities in their audits of the Funds, taking into account representations from PwC and Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding their independence from the Funds and their related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds' last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5. Audit Committee of Listed Registrants

Fidelity Commonwealth Trust: Fidelity Nasdaq Composite Index Tracking Stock:

The Board of Trustees of Fidelity Commonwealth Trust: Fidelity Nasdaq Composite Index Tracking Stock has established a separately-designated standing audit committee in accordance with Section 3(a)(58)(i) of the Securities Exchange Act of 1934. As of November 30, 2011, the members of the audit committee were Joseph Mauriello, Alan J. Lacy and Michael E. Wiley.

Fidelity Commonwealth Trust: Fidelity Nasdaq Composite Index Fund:

Fidelity Commonwealth Trust: Fidelity 100 Index Fund:

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Commonwealth Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	January 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	January 25, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	January 25, 2012